UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22838

The KP Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-342-5734

Date of fiscal year end: December 31, 2014

Date of reporting period: September 30, 2014

Item 1.	Schedules of Investments

KP Retirement Path 2015 Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 62.6%
KP Fixed Income Fund	17,623,209	$179,052
KP International Equity Fund	3,807,611	38,038
KP Large Cap Equity Fund	8,851,941	93,654
KP Small Cap Equity Fund	1,980,824	19,234

Total Affiliated Registered Investment Companies (Cost $317,417) (000)		329,978

Unaffiliated Registered Investment Companies — 37.4%
DFA Commodity Strategy Portfolio	645,858	5,186
DFA International Real Estate Securities Portfolio	945,919	5,127
Lazard Global Listed Infrastructure Portfolio	372,655	5,426
T Rowe Price Institutional Floating Rate Fund	538,271	5,458
T Rowe Price New Era Fund	108,601	5,106
Vanguard Inflation-Protected Securities Fund	7,567,600	80,746
Vanguard REIT Index Fund	662,337	10,439
Vanguard Short-Term Bond Index Fund	7,565,996	79,367

Total Unaffiliated Registered Investment Companies (Cost $195,549) (000)		196,855

Total Investments — 100.0% (Cost $512,966) (000) †		$526,833

Percentages are based on Net Assets of $526,771 (000).

REIT — Real Estate Investment Trust

†	At September 30, 2014, the tax cost basis of the Fund’s investments was $512,966 (000), and the unrealized appreciation and depreciation were $14,617 (000) and $(750) (000), respectively.

As of September 30, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of September 30, 2014, there were no Level 3 investments.

For the period ended September 30, 2014, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Retirement Path 2015 Fund

Schedule of Investments

September 30, 2014 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2014 (000):

	Value 1/10/2014*	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain	Value 9/30/2014	Dividend Income
KP Fixed Income Fund	$-	$193,263	$(18,382)	$3,978	$193	$179,052	$-
KP International Equity Fund	-	45,366	(9,153)	1,350	475	38,038	-
KP Large Cap Equity Fund	-	110,037	(25,084)	7,349	1,352	93,654	-
KP Small Cap Equity Fund	-	24,647	(5,475)	(116)	178	19,234	-

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2020 Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 69.9%
KP Fixed Income Fund	19,293,702	$196,024
KP International Equity Fund	8,410,403	84,020
KP Large Cap Equity Fund	13,062,817	138,205
KP Small Cap Equity Fund	4,553,661	44,216

Total Affiliated Registered Investment Companies (Cost $444,586) (000)		462,465

Unaffiliated Registered Investment Companies — 30.1%
DFA Commodity Strategy Portfolio	805,983	6,472
DFA International Real Estate Securities Portfolio	1,204,996	6,531
Lazard Global Listed Infrastructure Portfolio	457,251	6,658
T Rowe Price Institutional Floating Rate Fund	656,695	6,659
T Rowe Price New Era Fund	136,530	6,420
Vanguard Inflation-Protected Securities Fund	7,443,774	79,424
Vanguard REIT Index Fund	827,811	13,046
Vanguard Short-Term Bond Index Fund	7,021,891	73,660

Total Unaffiliated Registered Investment Companies (Cost $197,188) (000)		198,870

Total Investments — 100.0% (Cost $641,774) (000) †		$661,335

Percentages are based on Net Assets of $661,265 (000).

REIT — Real Estate Investment Trust

†	At September 30, 2014, the tax cost basis of the Fund’s investments was $641,774 (000), and the unrealized appreciation and depreciation were $20,546 (000) and $(985) (000), respectively.

As of September 30, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of September 30, 2014, there were no Level 3 investments.

For the period ended September 30, 2014, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Retirement Path 2020 Fund

Schedule of Investments

September 30, 2014 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2014 (000):

	Value 1/10/2014*	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain	Value 9/30/2014	Dividend Income
KP Fixed Income Fund	$-	$197,803	$(6,005)	$4,186	$40	$196,024	$-
KP International Equity Fund	-	89,773	(9,117)	2,927	437	84,020	-
KP Large Cap Equity Fund	-	142,347	(16,073)	11,074	857	138,205	-
KP Small Cap Equity Fund	-	51,325	(7,112)	(308)	311	44,216	-

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2025 Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 78.2%
KP Fixed Income Fund	14,557,372	$147,903
KP International Equity Fund	12,418,693	124,063
KP Large Cap Equity Fund	14,742,183	155,972
KP Small Cap Equity Fund	6,227,650	60,470

Total Affiliated Registered Investment Companies (Cost $468,997) (000)		488,408

Unaffiliated Registered Investment Companies — 21.8%
DFA Commodity Strategy Portfolio	764,476	6,139
DFA International Real Estate Securities Portfolio	1,141,194	6,185
Lazard Global Listed Infrastructure Portfolio	433,041	6,305
T Rowe Price Institutional Floating Rate Fund	621,925	6,306
T Rowe Price New Era Fund	129,104	6,070
Vanguard Inflation-Protected Securities Fund	4,711,080	50,268
Vanguard REIT Index Fund	783,981	12,356
Vanguard Short-Term Bond Index Fund	4,090,109	42,905

Total Unaffiliated Registered Investment Companies (Cost $134,967) (000)		136,534

Total Investments — 100.0% (Cost $603,964) (000) †		$624,942

Percentages are based on Net Assets of $624,881 (000).

REIT — Real Estate Investment Trust

†	At September 30, 2014, the tax cost basis of the Fund’s investments was $603,964 (000), and the unrealized appreciation and depreciation were $21,947 (000) and $(969) (000), respectively.

As of September 30, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of September 30, 2014, there were no Level 3 investments.

For the period ended September 30, 2014, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Retirement Path 2025 Fund

Schedule of Investments

September 30, 2014 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2014 (000):

	Value 1/10/2014*	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain	Value 9/30/2014	Dividend Income
KP Fixed Income Fund	$-	$148,027	$(3,250)	$3,087	$39	$147,903	$-
KP International Equity Fund	-	125,427	(5,902)	4,310	228	124,063	-
KP Large Cap Equity Fund	-	153,558	(10,620)	12,448	586	155,972	-
KP Small Cap Equity Fund	-	66,713	(6,016)	(434)	207	60,470	-

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2030 Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 86.5%
KP Fixed Income Fund	9,980,834	$101,405
KP International Equity Fund	15,029,075	150,140
KP Large Cap Equity Fund	15,396,164	162,891
KP Small Cap Equity Fund	7,158,860	69,513

Total Affiliated Registered Investment Companies (Cost $464,391) (000)		483,949

Unaffiliated Registered Investment Companies — 13.5%
DFA Commodity Strategy Portfolio	653,090	5,244
DFA International Real Estate Securities Portfolio	974,920	5,284
Lazard Global Listed Infrastructure Portfolio	370,721	5,398
T Rowe Price Institutional Floating Rate Fund	533,215	5,407
T Rowe Price New Era Fund	109,666	5,157
Vanguard Inflation-Protected Securities Fund	2,297,903	24,519
Vanguard REIT Index Fund	669,753	10,555
Vanguard Short-Term Bond Index Fund	1,359,979	14,266

Total Unaffiliated Registered Investment Companies (Cost $74,578) (000)		75,830

Total Investments — 100.0% (Cost $538,969) (000) †		$559,779

Percentages are based on Net Assets of $559,728 (000).

REIT — Real Estate Investment Trust

†	At September 30, 2014, the tax cost basis of the Fund’s investments was $538,969 (000), and the unrealized appreciation and depreciation were $21,720 (000) and $(910) (000), respectively.

As of September 30, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of September 30, 2014, there were no Level 3 investments.

For the period ended September 30, 2014, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Retirement Path 2030 Fund

Schedule of Investments

September 30, 2014 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2014 (000):

	Value 1/10/2014*	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain	Value 9/30/2014	Dividend Income
KP Fixed Income Fund	$-	$103,853	$(4,587)	$2,083	$56	$101,405	$-
KP International Equity Fund	-	149,582	(4,513)	4,964	107	150,140	-
KP Large Cap Equity Fund	-	157,231	(7,800)	13,015	445	162,891	-
KP Small Cap Equity Fund	-	76,220	(6,432)	(504)	229	69,513	-

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2035 Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 91.8%
KP Fixed Income Fund	8,246,623	$83,786
KP International Equity Fund	18,265,674	182,474
KP Large Cap Equity Fund	18,443,700	195,134
KP Small Cap Equity Fund	8,689,694	84,377

Total Affiliated Registered Investment Companies (Cost $523,166) (000)		545,771

Unaffiliated Registered Investment Companies — 8.2%
DFA Commodity Strategy Portfolio	545,343	4,379
DFA International Real Estate Securities Portfolio	803,107	4,353
Lazard Global Listed Infrastructure Portfolio	308,110	4,486
T Rowe Price Institutional Floating Rate Fund	447,069	4,533
T Rowe Price New Era Fund	93,388	4,391
Vanguard Inflation-Protected Securities Fund	1,264,894	13,496
Vanguard REIT Index Fund	556,602	8,773
Vanguard Short-Term Bond Index Fund	434,137	4,554

Total Unaffiliated Registered Investment Companies (Cost $47,944) (000)		48,965

Total Investments — 100.0% (Cost $571,110) (000) †		$594,736

Percentages are based on Net Assets of $594,684 (000).

REIT — Real Estate Investment Trust

†	At September 30, 2014, the tax cost basis of the Fund’s investments was $571,110 (000), and the unrealized appreciation and depreciation were $24,566 (000) and $(940) (000), respectively.

As of September 30, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of September 30, 2014, there were no Level 3 investments.

For the period ended September 30, 2014, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Retirement Path 2035 Fund

Schedule of Investments

September 30, 2014 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2014 (000):

	Value 1/10/2014*	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain	Value 9/30/2014	Dividend Income
KP Fixed Income Fund	$-	$85,958	$(3,930)	$1,698	$60	$83,786	$-
KP International Equity Fund	-	180,807	(4,318)	5,940	45	182,474	-
KP Large Cap Equity Fund	-	186,986	(7,881)	15,592	437	195,134	-
KP Small Cap Equity Fund	-	90,975	(6,177)	(625)	204	84,377	-

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2040 Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 94.3%
KP Fixed Income Fund	5,298,901	$53,837
KP International Equity Fund	17,306,689	172,894
KP Large Cap Equity Fund	17,439,063	184,505
KP Small Cap Equity Fund	7,949,741	77,192

Total Affiliated Registered Investment Companies (Cost $468,114) (000)		488,428

Unaffiliated Registered Investment Companies — 5.7%
DFA Commodity Strategy Portfolio	366,692	2,945
DFA International Real Estate Securities Portfolio	540,014	2,927
Lazard Global Listed Infrastructure Portfolio	202,447	2,948
T Rowe Price Institutional Floating Rate Fund	292,998	2,971
T Rowe Price New Era Fund	61,712	2,902
Vanguard Inflation-Protected Securities Fund	845,633	9,023
Vanguard REIT Index Fund	363,845	5,733

Total Unaffiliated Registered Investment Companies (Cost $28,752) (000)		29,449

Total Investments — 100.0% (Cost $496,866) (000) †		$517,877

Percentages are based on Net Assets of $517,833 (000).

REIT — Real Estate Investment Trust

†	At September 30, 2014, the tax cost basis of the Fund’s investments was $496,866 (000), and the unrealized appreciation and depreciation were $21,836 (000) and $(825) (000), respectively.

As of September 30, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of September 30, 2014, there were no Level 3 investments.

For the period ended September 30, 2014, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Retirement Path 2040 Fund

Schedule of Investments

September 30, 2014 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2014 (000):

	Value 1/10/2014*	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain	Value 9/30/2014	Dividend Income
KP Fixed Income Fund	$-	$54,254	$(1,531)	$1,103	$11	$53,837	$-
KP International Equity Fund	-	173,902	(5,886)	4,845	33	172,894	-
KP Large Cap Equity Fund	-	180,234	(11,402)	14,995	678	184,505	-
KP Small Cap Equity Fund	-	84,658	(7,066)	(629)	229	77,192	-

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2045 Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 95.0%
KP Fixed Income Fund	2,661,110	$27,037
KP International Equity Fund	11,692,613	116,809
KP Large Cap Equity Fund	11,680,996	123,585
KP Small Cap Equity Fund	5,118,958	49,705

Total Affiliated Registered Investment Companies (Cost $304,151) (000)		317,136

Unaffiliated Registered Investment Companies — 5.0%
DFA Commodity Strategy Portfolio	206,070	1,655
DFA International Real Estate Securities Portfolio	304,292	1,649
Lazard Global Listed Infrastructure Portfolio	116,349	1,694
T Rowe Price Institutional Floating Rate Fund	167,348	1,697
T Rowe Price New Era Fund	34,532	1,624
Vanguard Inflation-Protected Securities Fund	470,868	5,024
Vanguard REIT Index Fund	209,043	3,294

Total Unaffiliated Registered Investment Companies (Cost $16,283) (000)		16,637

Total Investments — 100.0% (Cost $320,434) (000) †		$333,773

Percentages are based on Net Assets of $333,745 (000).

REIT — Real Estate Investment Trust

†	At September 30, 2014, the tax cost basis of the Fund’s investments was $320,434 (000), and the unrealized appreciation and depreciation were $13,913 (000) and $(574) (000), respectively.

As of September 30, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of September 30, 2014, there were no Level 3 investments.

For the period ended September 30, 2014, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Retirement Path 2045 Fund

Schedule of Investments

September 30, 2014 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2014 (000):

	Value 1/10/2014*	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain	Value 9/30/2014	Dividend Income
KP Fixed Income Fund	$-	$28,271	$(1,793)	$533	$26	$27,037	$-
KP International Equity Fund	-	117,033	(3,661)	3,337	100	116,809	-
KP Large Cap Equity Fund	-	119,765	(5,971)	9,570	221	123,585	-
KP Small Cap Equity Fund	-	54,220	(4,157)	(455)	97	49,705	-

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2050 Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 95.0%
KP Fixed Income Fund	881,539	$8,956
KP International Equity Fund	3,905,841	39,019
KP Large Cap Equity Fund	3,898,774	41,250
KP Small Cap Equity Fund	1,716,085	16,663

Total Affiliated Registered Investment Companies (Cost $102,304) (000)		105,888

Unaffiliated Registered Investment Companies — 5.0%
DFA Commodity Strategy Portfolio	69,311	557
DFA International Real Estate Securities Portfolio	102,149	554
Lazard Global Listed Infrastructure Portfolio	38,534	561
T Rowe Price Institutional Floating Rate Fund	55,568	563
T Rowe Price New Era Fund	11,585	545
Vanguard Inflation-Protected Securities Fund	159,421	1,701
Vanguard REIT Index Fund	71,547	1,127

Total Unaffiliated Registered Investment Companies (Cost $5,511) (000)		5,608

Total Investments — 100.0% (Cost $107,815) (000) †		$111,496

Percentages are based on Net Assets of $111,485 (000).

REIT — Real Estate Investment Trust

†	At September 30, 2014, the tax cost basis of the Fund’s investments was $107,815 (000), and the unrealized appreciation and depreciation were $3,924 (000) and $(243) (000), respectively.

As of September 30, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of September 30, 2014, there were no Level 3 investments.

For the period ended September 30, 2014, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Retirement Path 2050 Fund

Schedule of Investments

September 30, 2014 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2014 (000):

	Value 1/10/2014*	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain	Value 9/30/2014	Dividend Income
KP Fixed Income Fund	$-	$9,574	$(787)	$159	$10	$8,956	$-
KP International Equity Fund	-	39,778	(1,565)	775	31	39,019	-
KP Large Cap Equity Fund	-	40,783	(2,479)	2,854	92	41,250	-
KP Small Cap Equity Fund	-	19,060	(2,212)	(204)	19	16,663	-

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2055 Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 95.0%
KP Fixed Income Fund	86,316	$877
KP International Equity Fund	383,538	3,832
KP Large Cap Equity Fund	382,844	4,050
KP Small Cap Equity Fund	169,113	1,642

Total Affiliated Registered Investment Companies (Cost $10,323) (000)		10,401

Unaffiliated Registered Investment Companies — 5.0%
DFA Commodity Strategy Portfolio	6,830	55
DFA International Real Estate Securities Portfolio	10,039	55
Lazard Global Listed Infrastructure Portfolio	3,800	55
T Rowe Price Institutional Floating Rate Fund	5,407	55
T Rowe Price New Era Fund	1,156	54
Vanguard Inflation-Protected Securities Fund	15,410	164
Vanguard REIT Index Fund	7,039	111

Total Unaffiliated Registered Investment Companies (Cost $546) (000)		549

Total Investments — 100.0% (Cost $10,869) (000) †		$10,950

Percentages are based on Net Assets of $10,946 (000).

REIT — Real Estate Investment Trust

†	At September 30, 2014, the tax cost basis of the Fund’s investments was $10,869 (000), and the unrealized appreciation and depreciation were $179 (000) and $(98) (000), respectively.

As of September 30, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of September 30, 2014, there were no Level 3 investments.

For the period ended September 30, 2014, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Retirement Path 2055 Fund

Schedule of Investments

September 30, 2014 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2014 (000):

	Value 1/10/2014*	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain	Value 9/30/2014	Dividend Income
KP Fixed Income Fund	$-	$943	$(76)	$9	$1	$877	$-
KP International Equity Fund	-	4,180	(309)	(47)	8	3,832	-
KP Large Cap Equity Fund	-	4,250	(376)	163	13	4,050	-
KP Small Cap Equity Fund	-	1,894	(206)	(47)	1	1,642	-

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2060 Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 95.2%
KP Fixed Income Fund	18,202	$185
KP International Equity Fund	80,989	809
KP Large Cap Equity Fund	80,841	855
KP Small Cap Equity Fund	35,710	347

Total Affiliated Registered Investment Companies (Cost $2,229) (000)		2,196

Unaffiliated Registered Investment Companies — 5.0%
DFA Commodity Strategy Portfolio	1,439	12
DFA International Real Estate Securities Portfolio	2,135	12
Lazard Global Listed Infrastructure Portfolio	794	12
T Rowe Price Institutional Floating Rate Fund	1,143	11
T Rowe Price New Era Fund	246	12
Vanguard Inflation-Protected Securities Fund	3,248	35
Vanguard REIT Index Fund	1,467	22

Total Unaffiliated Registered Investment Companies (Cost $120) (000)		116

Total Investments — 100.2% (Cost $2,349) (000) †		$2,312

Percentages are based on Net Assets of $2,308 (000).

REIT — Real Estate Investment Trust

†	At September 30, 2014, the tax cost basis of the Fund’s investments was $2,349 (000), and the unrealized appreciation and depreciation were $11 (000) and $(48) (000), respectively.

As of September 30, 2014, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of September 30, 2014, there were no Level 3 investments.

For the period ended September 30, 2014, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

KP Retirement Path 2060 Fund

Schedule of Investments

September 30, 2014 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2014 (000):

	Value 1/10/2014*	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Loss	Value 9/30/2014	Dividend Income
KP Fixed Income Fund	$-	$733	$(548)	$-	$-	$185	$-
KP International Equity Fund	-	3,212	(2,335)	(34)	(34)	809	-
KP Large Cap Equity Fund	-	3,340	(2,479)	11	(17)	855	-
KP Small Cap Equity Fund	-	1,366	(995)	(10)	(14)	347	-

*	The Fund commenced operations on January 10, 2014.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Common Stock — 98.8%
Consumer Discretionary – 14.9%
Advance Auto Parts	14,523	$1,892
Amazon.com*	52,396	16,895
AutoNation*	2,113	106
AutoZone*	809	412
Bed Bath & Beyond*	17,475	1,150
Best Buy	6,477	218
BorgWarner	5,297	279
Cablevision Systems, Cl A	5,073	89
CarMax*	49,389	2,294
Carnival	10,464	420
CBS, Cl B	11,776	630
Chipotle Mexican Grill, Cl A*	5,964	3,976
Coach	7,089	252
Comcast, Cl A	134,072	7,190
Ctrip.com International ADR*	47,500	2,696
Darden Restaurants	2,928	151
Delphi Automotive	93,043	5,707
DIRECTV*	12,252	1,060
Discovery Communications, Cl A*	10,286	386
Dollar General*	7,214	441
Dollar Tree*	4,863	273
DR Horton	8,195	168
Expedia	2,380	209
Family Dollar Stores	2,269	175
Ford Motor	94,376	1,396
Fossil Group*	1,186	111
GameStop, Cl A	2,704	111
Gannett	5,297	157
Gap	6,562	274
Garmin	3,214	167
General Motors	33,086	1,057
Genuine Parts	3,569	313
Goodyear Tire & Rubber	6,330	143
H&R Block	6,176	192
Harley-Davidson	5,285	308
Harman International Industries	1,818	178
Hasbro	31,073	1,709
Hilton Worldwide Holdings*	110,178	2,714
Home Depot	32,626	2,993
Interpublic Group of Companies	9,726	178
Johnson Controls	87,047	3,830
Kohl’s	18,768	1,145
L Brands	5,825	390
Las Vegas Sands	50,700	3,154
Leggett & Platt	3,246	113
Lennar, Cl A	4,691	182
Lowe’s	129,123	6,834
Macy’s	8,242	480
Marriott International, Cl A	5,292	370
Mattel	24,429	749

Description	Shares	Value (000)
McDonald’s	56,243	$5,332
MGM Resorts International*	167,978	3,827
Michael Kors Holdings*	42,713	3,050
Mohawk Industries*	1,406	190
Netflix*	6,557	2,958
Newell Rubbermaid	6,401	220
News*	11,468	188
NIKE, Cl B	17,103	1,526
Nordstrom	3,349	229
Omnicom Group	59,857	4,122
O’Reilly Automotive*	2,587	389
PetSmart	2,481	174
priceline.com*	10,631	12,317
PulteGroup	8,202	145
PVH	1,942	235
Ralph Lauren, Cl A	1,404	231
Ross Stores	5,086	384
Scripps Networks Interactive, Cl A	2,491	195
Staples	102,225	1,237
Starbucks	93,014	7,019
Starwood Hotels & Resorts Worldwide	4,534	377
Target	90,814	5,692
Tesla Motors*	6,650	1,613
Tiffany	2,592	250
Time*	3,666	86
Time Warner	56,084	4,217
Time Warner Cable	6,791	974
TJX	16,740	991
Tractor Supply	54,943	3,380
TripAdvisor*	2,593	237
Twenty-First Century Fox, Cl A	45,321	1,554
Under Armour, Cl A*	16,200	1,119
Urban Outfitters*	2,490	91
VF	8,114	536
Viacom, Cl B	40,298	3,101
Vipshop Holdings ADR*	7,900	1,493
Walt Disney	75,891	6,756
Whirlpool	1,937	283
Wyndham Worldwide	3,227	262
Wynn Resorts	49,891	9,333
Yum! Brands	10,676	768

		163,398

Consumer Staples – 8.1%
Altria Group	85,711	3,938
Archer-Daniels-Midland	15,648	800
Avon Products	10,056	127
Brown-Forman, Cl B	3,882	350
Campbell Soup	4,613	197
Clorox	3,025	291
Coca-Cola	96,020	4,096
Coca-Cola Enterprises	5,521	245
Colgate-Palmolive	20,632	1,346

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
ConAgra Foods	10,242	$338
Constellation Brands, Cl A*	4,062	354
Costco Wholesale	10,762	1,349
CVS Health	107,855	8,584
Danone	39,028	2,613
Diageo	163,472	4,731
Dr Pepper Snapple Group	35,378	2,275
Estee Lauder, Cl A	40,946	3,059
General Mills	106,942	5,395
Hershey	3,461	330
Hormel Foods	3,035	156
Imperial Tobacco Group	16,529	714
JM Smucker	2,468	244
Kellogg	20,227	1,246
Keurig Green Mountain	3,000	390
Kimberly-Clark	9,165	986
Kraft Foods Group	14,439	814
Kroger	11,607	604
Lorillard	65,646	3,933
McCormick	3,030	203
Mead Johnson Nutrition, Cl A	4,752	457
Molson Coors Brewing, Cl B	3,676	274
Mondelez International, Cl A	40,857	1,400
Monster Beverage*	3,637	333
Nestle	78,580	5,783
PepsiCo	36,674	3,414
Philip Morris International	178,751	14,907
Procter & Gamble	87,139	7,296
Reynolds American	7,346	433
Safeway	5,730	197
Sysco	13,814	524
Tyson Foods, Cl A	7,074	279
Walgreen	21,518	1,275
Wal-Mart Stores	38,420	2,938
Whole Foods Market	8,349	318

		89,536

Energy – 7.2%
Anadarko Petroleum	12,377	1,256
Apache	25,498	2,393
Baker Hughes	10,673	694
Cabot Oil & Gas	9,934	325
Cameron International*	4,918	326
Chesapeake Energy	12,081	278
Chevron	91,739	10,946
Cimarex Energy	2,100	266
ConocoPhillips	30,036	2,298
CONSOL Energy	5,999	227
Denbury Resources	8,539	128
Devon Energy	9,265	632
Diamond Offshore Drilling	1,621	56
Ensco, Cl A	5,507	227
EOG Resources	27,135	2,687
Equities	36,363	3,329

Description	Shares	Value (000)
Exxon Mobil	182,546	$17,168
FMC Technologies*	5,612	305
Halliburton	20,779	1,340
Helmerich & Payne	2,787	273
Hess	6,396	603
Kinder Morgan	16,074	616
Marathon Oil	15,914	598
Marathon Petroleum	6,725	569
Murphy Oil	4,046	230
Nabors Industries	7,453	170
National Oilwell Varco	10,446	795
Newfield Exploration*	3,137	116
Noble	5,842	130
Noble Energy	8,726	597
Occidental Petroleum	65,560	6,304
ONEOK	4,860	319
Phillips 66	13,745	1,118
Pioneer Natural Resources	50,349	9,917
QEP Resources	4,213	130
Range Resources	81,071	5,497
Schlumberger	31,496	3,203
Southwestern Energy*	8,411	294
Spectra Energy	16,168	635
Tesoro	3,132	191
Transocean	8,091	259
Valero Energy	12,841	594
Williams	16,391	907

		78,946

Financials – 16.1%
ACE	43,102	4,520
Affiliated Managers Group*	1,400	281
Aflac	11,113	647
Allstate	10,293	632
American Express	22,006	1,927
American International Group	34,767	1,878
American Tower, Cl A‡	9,588	898
Ameriprise Financial	4,539	560
Aon	46,327	4,061
Apartment Investment & Management, Cl A‡	3,354	107
Assurant	1,627	105
AvalonBay Communities‡	3,212	453
Bank of America	254,911	4,346
Bank of New York Mellon	134,869	5,223
BB&T	17,329	645
Berkshire Hathaway, Cl B*	44,191	6,104
BlackRock, Cl A	12,422	4,078
Boston Properties‡	3,867	448
Capital One Financial	13,405	1,094
CBRE Group, Cl A*	6,385	190
Charles Schwab	28,423	835
Chubb	32,159	2,929
Cincinnati Financial	3,357	158

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Citigroup	90,188	$4,674
CME Group, Cl A	7,450	596
Comerica	4,219	210
Crown Castle International‡	84,082	6,770
Discover Financial Services	11,435	736
E*TRADE Financial*	6,701	151
Equity Residential‡	8,784	541
Essex Property Trust‡	1,600	286
Fifth Third Bancorp	20,439	409
Franklin Resources	88,753	4,847
General Growth Properties‡	15,237	359
Genworth Financial, Cl A*	11,362	149
Goldman Sachs Group	44,899	8,243
Hartford Financial Services Group	10,579	394
HCP‡	11,595	460
Health Care‡	8,003	499
Host Hotels & Resorts‡	18,018	384
Hudson City Bancorp	11,129	108
Huntington Bancshares	18,948	184
Intercontinental Exchange	13,751	2,682
Invesco	10,273	406
Iron Mountain‡	3,997	131
JPMorgan Chase	329,034	19,822
KeyCorp	20,963	279
Kimco Realty‡	10,614	233
Legg Mason	2,485	127
Leucadia National	7,347	175
Lincoln National	6,257	335
Loews	7,233	301
M&T Bank	3,327	410
Macerich‡	3,245	207
Marsh & McLennan	13,257	694
McGraw Hill Financial	22,580	1,907
MetLife	146,708	7,882
Moody’s	8,081	764
Morgan Stanley	212,115	7,333
NASDAQ OMX Group	51,934	2,203
Navient	10,961	194
Northern Trust	5,292	360
People’s United Financial	7,454	108
Plum Creek Timber‡	4,008	156
PNC Financial Services Group	41,281	3,533
Principal Financial Group	6,477	340
Progressive	12,962	328
Prologis‡	11,769	444
Prudential Financial	49,597	4,362
Public Storage‡	3,552	589
Regions Financial	32,801	329
Simon Property Group‡	7,541	1,240
State Street	105,755	7,785
SunTrust Banks	12,933	492
T Rowe Price Group	6,355	498

Description	Shares	Value (000)
TD Ameritrade Holding	163,600	$5,459
Torchmark	2,987	156
Travelers	69,949	6,571
Unum Group	6,055	208
US Bancorp	175,149	7,326
Ventas‡	7,113	441
Vornado Realty Trust‡	4,203	420
Wells Fargo	323,447	16,777
Weyerhaeuser‡	12,530	399
XL Group, Cl A	6,393	212
Zions Bancorporation	4,622	134

		176,871

Health Care – 16.5%
Abbott Laboratories	128,518	5,345
AbbVie	38,773	2,240
Actavis*	6,436	1,553
Aetna	8,596	696
Agilent Technologies	7,977	455
Alexion Pharmaceuticals*	48,342	8,016
Allergan	35,318	6,293
AmerisourceBergen, Cl A	5,201	402
Amgen	18,515	2,601
Baxter International	13,146	943
Becton Dickinson & Company	4,638	528
Biogen Idec*	31,182	10,315
Boston Scientific*	31,628	374
Bristol-Myers Squibb	40,170	2,056
Cardinal Health	51,195	3,836
CareFusion*	4,868	220
Celgene*	85,836	8,136
Cerner*	7,515	448
Cigna	6,382	579
Covidien	42,981	3,718
CR Bard	1,836	262
DaVita HealthCare Partners*	4,108	300
DENTSPLY International	3,349	153
Edwards Lifesciences*	2,491	254
Eli Lilly	59,728	3,873
Express Scripts Holding*	61,662	4,355
Gilead Sciences*	135,673	14,442
Hospira*	4,389	228
Humana	27,672	3,605
Intuitive Surgical*	13,601	6,281
Johnson & Johnson	185,961	19,821
Laboratory Corp of America Holdings*	1,952	199
Mallinckrodt*	2,800	252
McKesson	56,500	11,000
Medtronic	86,796	5,377
Merck	129,868	7,699
Mylan*	8,967	408
Novartis	12,187	1,151
Patterson	1,945	81

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
PerkinElmer	2,596	$113
Perrigo	3,232	485
Pfizer	470,037	13,899
Quest Diagnostics	8,770	532
Regeneron Pharmaceuticals*	5,687	2,050
Roche Holding	4,900	1,453
St. Jude Medical	49,486	2,976
Stryker	7,115	575
Tenet Healthcare*	2,273	135
Thermo Fisher Scientific	35,146	4,277
UnitedHealth Group	66,255	5,714
Universal Health Services, Cl B	2,200	230
Valeant Pharmaceuticals International*	49,600	6,508
Varian Medical Systems*	2,384	191
Vertex Pharmaceuticals*	28,308	3,179
Waters*	2,035	202
WellPoint	6,515	779
Zimmer Holdings	4,198	422
Zoetis, Cl A	14,356	530

		182,745

Industrials – 13.5%
3M	64,848	9,188
ADT	3,849	136
Allegion	2,056	98
American Airlines Group	179,800	6,380
AMETEK	6,327	318
Boeing	96,505	12,293
Canadian National Railway	35,735	2,536
Caterpillar	15,409	1,526
CH Robinson Worldwide	3,464	230
Cintas	2,376	168
CSX	24,567	788
Cummins	4,204	555
Danaher	182,975	13,902
Deere	8,567	702
Delta Air Lines	20,591	744
Dover	3,997	321
Dun & Bradstreet	867	102
Eaton	55,873	3,540
Emerson Electric	16,918	1,059
Equifax	2,812	210
Expeditors International of Washington	4,758	193
Fastenal	6,376	286
FedEx	21,119	3,410
Flowserve	3,143	222
Fluor	3,785	253
General Dynamics	7,583	964
General Electric	243,228	6,232
Honeywell International	83,073	7,736
Illinois Tool Works	25,027	2,113
Ingersoll-Rand	6,167	348

Description	Shares	Value (000)
Jacobs Engineering Group*	3,130	$153
JB Hunt Transport Services	28,300	2,096
Joy Global	2,485	136
Kansas City Southern	19,992	2,423
L-3 Communications Holdings	2,254	268
Lockheed Martin	49,027	8,961
Masco	8,122	194
Nielsen	7,641	339
Norfolk Southern	7,539	841
Northrop Grumman	29,034	3,826
PACCAR	8,517	484
Pall	2,793	234
Parker-Hannifin	3,760	429
Pentair	25,183	1,649
Pitney Bowes	5,452	136
Precision Castparts	34,833	8,251
Quanta Services*	5,076	184
Raytheon	7,657	778
Republic Services, Cl A	5,771	225
Robert Half International	3,242	159
Rockwell Automation	3,242	356
Rockwell Collins	3,436	270
Roper Industries	2,373	347
Ryder System	1,192	107
Snap-on	1,401	170
Southwest Airlines	16,415	554
Stanley Black & Decker	28,106	2,495
Stericycle*	1,949	227
Textron	6,490	234
Tyco International	87,661	3,908
Union Pacific	21,906	2,375
United Continental Holdings*	48,200	2,255
United Parcel Service, Cl B	68,366	6,719
United Rentals*	2,300	256
United Technologies	134,361	14,188
Verisk Analytics, Cl A*	26,700	1,625
Wabtec	37,400	3,030
Waste Management	10,161	483
WW Grainger	1,458	367
Xylem	4,222	150

		148,435

Information Technology – 16.2%
Accenture, Cl A	103,326	8,402
Adobe Systems*	11,210	776
Akamai Technologies*	26,112	1,561
Alibaba Group Holding ADR*	34,722	3,085
Alliance Data Systems*	1,385	344
Altera	7,260	260
Amphenol, Cl A	3,776	377
Analog Devices	7,342	363
Apple	145,149	14,623
Applied Materials	29,399	635
ASML Holding, Cl G	34,000	3,360

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Autodesk*	5,508	$303
Automatic Data Processing	11,739	975
Avago Technologies, Cl A	6,000	522
Baidu ADR*	25,300	5,521
Broadcom, Cl A	13,341	539
CA	7,466	209
Cisco Systems	124,321	3,128
Citrix Systems*	4,225	301
Cognizant Technology Solutions, Cl A*	14,654	656
Computer Sciences	3,257	199
Corning	31,623	612
eBay*	27,131	1,536
Electronic Arts*	7,578	270
EMC	48,687	1,425
F5 Networks*	1,835	218
Facebook, Cl A*	130,967	10,352
Fidelity National Information Services	34,582	1,947
First Solar*	1,623	107
Fiserv*	40,158	2,596
FLIR Systems	3,347	105
Google, Cl A*	47,358	27,607
Harris	2,486	165
Hewlett-Packard	45,750	1,622
Intel	119,766	4,171
International Business Machines	54,887	10,419
Intuit	6,897	605
Jabil Circuit	4,322	87
Juniper Networks	9,780	217
KLA-Tencor	3,891	307
Lam Research	3,929	293
Linear Technology	5,508	245
LinkedIn, Cl A*	9,600	1,995
MasterCard, Cl A	23,905	1,767
Microchip Technology	4,646	219
Micron Technology*	25,934	888
Microsoft	199,739	9,260
Motorola Solutions	5,352	339
NetApp	7,894	339
NetSuite*	23,900	2,140
NVIDIA	11,709	216
Oracle	176,479	6,756
Paychex	7,667	339
QUALCOMM	40,845	3,054
Red Hat*	65,130	3,657
salesforce.com*	100,467	5,780
SanDisk	5,294	519
Seagate Technology	7,869	451
ServiceNow*	43,400	2,551
Symantec	16,737	393
TE Connectivity	9,715	537
Teradata*	3,885	163

Description	Shares	Value (000)
Texas Instruments	78,008	$3,720
Total System Services	3,991	124
Vantiv, Cl A*	65,500	2,024
VeriSign*	3,025	167
Visa, Cl A	71,438	15,243
Western Digital	5,467	532
Western Union	67,901	1,089
Workday, Cl A*	20,100	1,658
Xerox	26,417	349
Xilinx	6,868	291
Yahoo!*	22,745	927

		178,532

Materials – 3.2%
Air Products & Chemicals	4,668	608
Airgas	1,616	179
Alcoa	27,565	444
Allegheny Technologies	2,588	96
Avery Dennison	2,268	101
Ball	3,252	206
Bemis	2,379	90
CF Industries Holdings	1,250	349
Crown Holdings*	34,280	1,526
Dow Chemical	27,314	1,432
Eastman Chemical	3,568	289
Ecolab	48,273	5,543
EI du Pont de Nemours	22,414	1,608
FMC	3,532	202
Freeport-McMoRan	25,210	823
International Flavors & Fragrances	1,842	177
International Paper	10,573	505
LyondellBasell Industries, Cl A	10,162	1,104
Martin Marietta Materials	1,500	193
MeadWestvaco	4,010	164
Monsanto	12,817	1,442
Mosaic	7,720	343
Newmont Mining	12,768	294
Nucor	7,455	405
Owens-Illinois*	3,988	104
PPG Industries	24,118	4,745
Praxair	7,213	930
Sealed Air	5,442	190
Sherwin-Williams	32,450	7,106
Sigma-Aldrich	2,809	382
Valspar	4,675	369
Vulcan Materials	45,927	2,767

		34,716

Telecommunication Services – 1.8%
AT&T	154,214	5,435
CenturyLink	13,930	570
Frontier Communications	23,842	155
Verizon Communications	224,290	11,212
Vodafone Group	559,772	1,855

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Windstream Holdings	13,739	$148

		19,375

Utilities – 1.3%
AES	17,245	245
AGL Resources	2,707	139
Ameren	6,323	242
American Electric Power	11,749	613
CenterPoint Energy	9,847	241
CMS Energy	6,964	207
Consolidated Edison	7,011	397
Dominion Resources	14,212	983
DTE Energy	4,208	320
Duke Energy	33,232	2,485
Edison International	7,768	434
Entergy	4,354	337
Exelon	20,794	709
FirstEnergy	9,829	330
Integrys Energy Group	1,839	119
NextEra Energy	10,651	1,000
NiSource	7,346	301
Northeast Utilities	7,349	326
NRG Energy	8,464	258
Pepco Holdings	5,635	151
PG&E	11,683	526
Pinnacle West Capital	2,492	136
PPL	15,999	525
Public Service Enterprise Group	12,182	454
SCANA	3,245	161
Sempra Energy	5,496	579
Southern	21,637	944
TECO Energy	4,856	84
Wisconsin Energy	5,895	253
Xcel Energy	11,768	358

		13,857

Total Common Stock (Cost $1,018,713) (000)		1,086,411

Preferred Stock — 0.1%
Air BNB* (A)	11,406	464
Dropbox* (A)	1,097	21
United Technologies*	3,560	210

Total Preferred Stock (Cost $713) (000)		695

Cash Equivalent (B) — 1.0%
State Street Institutional Liquid Reserves Fund, 0.000%	11,419,115	11,419

Total Cash Equivalent (Cost $11,419) (000)		11,419

Total Investments — 99.9% (Cost $1,030,845) (000) †		$1,098,525

Percentages are based on Net Assets of $1,100,118 (000).

A list of the open futures contracts held by the Fund at September 30, 2014, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation
S&P 500 Index EMINI	81	Dec-2014	$(88)

For the period ended September 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security is fair valued using methods determined in good faith by the Fair Value Pricing Committee of the Board of Trustees. The total market value of such security as of September 30, 2014 was $485 (000) and represented 0.00% of net assets.
(B)	The rate reported is the 7-day effective yield as of September 30, 2014.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

†	At September 30, 2014, the tax cost basis of the Fund’s investments was $1,030,845 (000), and the unrealized appreciation and depreciation were $84,474 (000) and $(16,794) (000), respectively.

The following is a list of the level of inputs used as of September 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$1,086,411	$-	$-	$1,086,411
Preferred Stock	210	-	485	695
Cash Equivalent	11,419	-	-	11,419

Total Investments in Securities	$1,098,040	$-	$485	$1,098,525

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(88)	$-	$-	$(88)

Total Other Financial Instruments	$(88)	$-	$-	$(88)

*	Futures contracts are valued at the unrealized depreciation on the instrument.
^	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the period in relation to net assets.

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2014, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Common Stock — 97.5%
Consumer Discretionary – 17.4%
1-800-Flowers.com, Cl A*	1,500	$11
2U*	500	8
Abercrombie & Fitch, Cl A	48,065	1,748
Aeropostale*	4,800	16
AH Belo, Cl A	700	7
AMC Entertainment Holdings, Cl A	1,100	25
American Axle & Manufacturing Holdings*	3,630	61
American Eagle Outfitters	130,540	1,896
American Public Education*	800	22
America’s Car-Mart*	300	12
ANN*	19,064	784
Arctic Cat	700	24
Asbury Automotive Group*	1,589	102
Ascent Capital Group, Cl A*	708	43
Barnes & Noble*	2,200	43
Beazer Homes USA*	1,200	20
bebe stores	1,400	3
Belmond, Cl A*	5,210	61
Big 5 Sporting Goods	700	7
Big Lots	99,315	4,275
Biglari Holdings*	84	29
BJ’s Restaurants*	18,914	681
Black Diamond*	800	6
Bloomin’ Brands*	3,813	70
Blue Nile*	586	17
Bob Evans Farms	1,331	63
Bon-Ton Stores	800	7
Boyd Gaming*	4,276	43
Bravo Brio Restaurant Group*	800	10
Bridgepoint Education*	700	8
Bright Horizons Family Solutions*	1,500	63
Brown Shoe	2,296	62
Brunswick	4,881	206
Buckle	1,500	68
Buffalo Wild Wings*	1,027	138
Build-A-Bear Workshop, Cl A*	600	8
Burlington Stores*	1,500	60
Caesars Acquisition, Cl A*	2,400	23
Caesars Entertainment*	2,800	35
Callaway Golf	3,598	26
Capella Education	500	31
Career Education*	3,300	17
Carmike Cinemas*	1,368	42
Carriage Services, Cl A	800	14
Carrols Restaurant Group*	1,400	10
Cato, Cl A	1,500	52
Cavco Industries*	400	27
Central European Media Enterprises, Cl A*	3,100	7
Cheesecake Factory	2,663	121

Description	Shares	Value (000)
Chegg*	3,900	$24
Chico’s FAS	121,675	1,798
Children’s Place	13,511	644
Christopher & Banks*	129,299	1,279
Churchill Downs	707	69
Chuy’s Holdings*	778	24
Cinedigm, Cl A*	3,100	5
Citi Trends*	700	15
ClubCorp Holdings	1,300	26
Collectors Universe	300	7
Columbia Sportswear	1,400	50
Conn’s*	1,567	47
Container Store Group*	1,000	22
Cooper Tire & Rubber	80,047	2,298
Cooper-Standard Holding*	700	44
Core-Mark Holding	1,256	67
Coupons.com*	500	6
Cracker Barrel Old Country Store	967	100
Crocs*	4,690	59
Crown Media Holdings, Cl A*	2,200	7
CSS Industries	500	12
Culp	300	5
Cumulus Media, Cl A*	7,000	28
Daily Journal*	50	9
Dana Holding	8,172	157
Deckers Outdoor*	23,491	2,283
Del Frisco’s Restaurant Group*	1,300	25
Denny’s*	4,584	32
Destination Maternity	800	12
Destination XL Group*	1,800	8
DeVry Education Group	48,643	2,083
Dex Media*	500	5
Diamond Resorts International*	1,934	44
DineEquity	900	73
Dixie Group*	700	6
Dorman Products*	1,434	57
Drew Industries	1,282	54
Education Management*	1,000	1
Einstein Noah Restaurant Group	400	8
El Pollo Loco Holdings*	400	14
Empire Resorts*	800	5
Entercom Communications, Cl A*	1,100	9
Entravision Communications, Cl A	3,200	13
Eros International, Cl A*	1,200	18
Escalade	500	6
Ethan Allen Interiors	58,551	1,335
EW Scripps, Cl A*	1,453	24
Expedia	25,280	2,214
Express*	4,545	71
Famous Dave’s of America*	200	5
Federal-Mogul Holdings*	1,600	24
Fiesta Restaurant Group*	41,679	2,071
Finish Line, Cl A	2,600	65

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Five Below*	2,863	$113
Flexsteel Industries	200	7
Fox Factory Holding*	400	6
Francesca’s Holdings*	1,900	26
Fred’s, Cl A	1,633	23
FTD*	1,000	34
Fuel Systems Solutions*	600	5
Gaiam, Cl A*	800	6
GameStop, Cl A	50,380	2,077
Genesco*	1,289	96
Gentherm*	16,804	710
G-III Apparel Group*	34,253	2,837
Global Sources*	573	4
GNC Holdings, Cl A	62,520	2,423
Grand Canyon Education*	2,514	102
Gray Television*	2,300	18
Group 1 Automotive	1,299	94
Guess?	41,846	919
Hanesbrands	20,555	2,208
Harman International Industries	21,203	2,079
Harte-Hanks	2,373	15
Haverty Furniture	1,100	24
Helen of Troy*	1,539	81
Hemisphere Media Group*	600	6
hhgregg*	300	2
Hibbett Sports*	1,300	55
HomeAway*	13,667	485
Houghton Mifflin Harcourt*	5,700	111
Hovnanian Enterprises, Cl A*	4,998	18
HSN	1,748	107
Iconix Brand Group*	30,855	1,140
Ignite Restaurant Group*	200	1
Installed Building Products*	200	3
International Speedway, Cl A	1,400	44
Interval Leisure Group	2,200	42
Intrawest Resorts Holdings*	400	4
iRobot*	1,650	50
Isle of Capri Casinos*	900	7
ITT Educational Services*	1,000	4
Jack in the Box	16,808	1,146
JAKKS Pacific*	500	4
Jamba*	700	10
Johnson Outdoors, Cl A	300	8
Journal Communications, Cl A*	1,900	16
K12*	1,800	29
KB Home	4,454	67
Kirkland’s*	600	10
Krispy Kreme Doughnuts*	3,500	60
La Quinta Holdings*	2,400	46
Lands’ End*	900	37
La-Z-Boy, Cl Z	2,797	55
LeapFrog Enterprises, Cl A*	3,500	21
Lee Enterprises*	2,200	7

Description	Shares	Value (000)
LGI Homes*	700	$13
Libbey*	1,010	27
Liberty Tax*	100	3
Life Time Fitness*	2,119	107
LifeLock*	4,295	61
Lifetime Brands	600	9
Lithia Motors, Cl A	1,235	93
Loral Space & Communications*	700	50
Lumber Liquidators Holdings*	1,449	83
M/I Homes*	1,300	26
Malibu Boats, Cl A*	300	6
Marcus	700	11
Marine Products	700	6
MarineMax*	1,100	19
Marriott Vacations Worldwide*	1,489	94
Martha Stewart Living Omnimedia, Cl A*	1,600	6
Mattress Firm Holding*	800	48
McClatchy, Cl A*	2,600	9
MDC Holdings	108,971	2,758
MDC Partners, Cl A	2,355	45
Media General*	2,989	39
Men’s Wearhouse	2,568	121
Meredith	33,953	1,454
Meritage Homes*	2,041	72
Modine Manufacturing*	2,212	26
Monarch Casino & Resort*	500	6
Monro Muffler Brake	1,534	74
Morgans Hotel Group*	1,200	10
Motorcar Parts of America*	900	24
Movado Group	851	28
Multimedia Games Holding*	1,600	58
NACCO Industries, Cl A	200	10
Nathan’s Famous*	100	7
National CineMedia	3,294	48
Nautilus*	1,300	16
New Home*	200	3
New Media Investment Group*	1,600	27
New York & Company*	1,800	5
New York Times, Cl A	7,389	83
Nexstar Broadcasting Group, Cl A	1,495	60
Noodles, Cl A*	500	10
Nutrisystem	1,300	20
Office Depot*	28,080	144
Orbitz Worldwide*	3,000	24
Outerwall*	1,133	64
Overstock.com*	400	7
Oxford Industries	718	44
Pacific Sunwear of California*	2,800	5
Papa John’s International	1,500	60
Penn National Gaming*	4,319	48
Pep Boys - Manny Moe & Jack*	2,488	22
Perry Ellis International*	500	10

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
PetMed Express	900	$12
Pier 1 Imports	50,222	597
Pinnacle Entertainment*	3,216	81
Polaris Industries	7,200	1,077
Pool	2,341	126
Popeyes Louisiana Kitchen*	1,200	49
Potbelly	900	10
Quiksilver*	5,600	10
Radio One*	1,200	4
ReachLocal*	600	2
Reading International, Cl A*	500	4
Red Robin Gourmet Burgers*	700	40
Regis	2,400	38
Remy International	600	12
Rent-A-Center, Cl A	2,800	85
Rentrak*	8,320	507
Restoration Hardware Holdings*	13,640	1,085
RetailMeNot*	1,600	26
Ruby Tuesday*	2,700	16
Ruth’s Hospitality Group	1,600	18
Ryland Group	2,465	82
Saga Communications, Cl A	200	7
Salem Communications, Cl A	700	5
Scholastic	1,400	45
Scientific Games, Cl A*	2,399	26
Sears Hometown and Outlet Stores*	400	6
SeaWorld Entertainment	112,110	2,155
Select Comfort*	2,887	60
Sequential Brands Group*	27,082	339
SFX Entertainment*	1,800	9
Shiloh Industries*	400	7
Shoe Carnival	565	10
Shutterfly*	2,021	99
Signet Jewelers	15,600	1,778
Sinclair Broadcast Group, Cl A	3,609	94
Sizmek*	1,000	8
Skechers U.S.A., Cl A*	2,017	108
Skullcandy*	1,100	9
Smith & Wesson Holding*	2,545	24
Sonic	2,700	60
Sonic Automotive, Cl A	2,131	52
Sotheby’s	43,018	1,537
Spartan Motors	1,400	7
Speedway Motorsports	500	9
Stage Stores	49,916	854
Standard Motor Products	914	31
Standard Pacific*	7,800	58
Stein Mart	1,500	17
Steiner Leisure*	800	30
Steven Madden*	3,065	99
Stoneridge*	1,700	19
Strattec Security	172	14

Description	Shares	Value (000)
Strayer Education*	508	$30
Sturm Ruger	1,089	53
Superior Industries International	1,131	20
Systemax*	300	4
Tempur Sealy International*	17,012	956
Tenneco*	13,805	722
Texas Roadhouse, Cl A	28,968	806
Tile Shop Holdings*	1,200	11
Tilly’s, Cl A*	600	5
Time*	5,785	136
Tower International*	954	24
TRI Pointe Homes*	7,743	100
TripAdvisor*	18,224	1,666
Tuesday Morning*	34,620	672
Tumi Holdings*	2,700	55
UCP, Cl A*	500	6
Ulta Salon Cosmetics & Fragrance*	7,800	922
Under Armour, Cl A*	23,188	1,602
Unifi*	698	18
Universal Electronics*	18,100	894
Universal Technical Institute	900	8
Urban Outfitters*	14,000	514
Vail Resorts	1,934	168
ValueVision Media, Cl A*	1,600	8
Vera Bradley*	1,000	21
Vince Holding*	500	15
Vitamin Shoppe*	1,605	71
VOXX International, Cl A*	800	7
WCI Communities*	400	7
Weight Watchers International	1,300	36
West Marine*	700	6
Weyco Group	300	8
William Lyon Homes, Cl A*	900	20
Williams-Sonoma	6,900	459
Winmark	100	7
Winnebago Industries*	1,500	33
Wolverine World Wide	5,307	133
World Wrestling Entertainment, Cl A	1,600	22
Zoe’s Kitchen*	200	6
Zumiez*	970	27

		73,819

Consumer Staples – 3.3%
22nd Century Group*	2,100	5
Alico	100	4
Alliance One International*	3,600	7
Andersons	1,484	93
Annie’s*	800	37
B&G Foods	2,907	80
Boston Beer, Cl A*	479	106
Boulder Brands*	3,300	45
Calavo Growers	600	27
Cal-Maine Foods	800	71
Casey’s General Stores	2,041	147

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Central Garden and Pet, Cl A*	2,500	$20
Chefs’ Warehouse*	800	13
Chiquita Brands International*	2,600	37
Coca-Cola Bottling Consolidated	200	15
Craft Brew Alliance*	400	6
Darling Ingredients*	124,487	2,280
Dean Foods	118,065	1,564
Diamond Foods*	20,887	598
Elizabeth Arden*	1,100	18
Fairway Group Holdings, Cl A*	600	2
Farmer Bros*	500	14
Female Health	900	3
Fresh Del Monte Produce	1,800	57
Fresh Market*	2,100	73
Hain Celestial Group*	6,600	676
Harbinger Group*	4,521	59
IGI Laboratories*	1,400	13
Ingles Markets, Cl A	800	19
Inter Parfums	787	22
Inventure Foods*	600	8
J&J Snack Foods	780	73
John B Sanfilippo & Son	300	10
Lancaster Colony	941	80
Liberator Medical Holdings	1,600	5
Lifeway Foods*	300	4
Limoneira	700	17
Medifast*	600	20
National Beverage*	500	10
Natural Grocers by Vitamin
Cottage*	300	5
Nature’s Sunshine Products	500	7
Nutraceutical International*	300	6
Oil-Dri Corp of America	200	5
Omega Protein*	900	11
Orchids Paper Products	300	7
Pantry*	1,300	26
Post Holdings*	2,293	76
PriceSmart	952	82
Revlon, Cl A*	500	16
Roundy’s	2,100	6
Sanderson Farms	1,226	108
Seaboard*	13	35
Seneca Foods, Cl A*	400	11
Snyder’s-Lance	59,906	1,587
SpartanNash	1,741	34
Spectrum Brands Holdings	13,892	1,259
SUPERVALU*	10,725	96
Synutra International*	1,000	5
Tootsie Roll Industries	1,027	29
TreeHouse Foods*	18,124	1,459
United Natural Foods*	2,642	163
Universal	29,611	1,315
USANA Health Sciences*	300	22

Description	Shares	Value (000)
Vector Group	3,650	$81
Village Super Market, Cl A	300	7
WD-40	787	53
Weis Markets	497	19
WhiteWave Foods, Cl A*	31,900	1,159

		14,027

Energy – 3.9%
Abraxas Petroleum*	4,900	26
Adams Resources & Energy	100	4
Alon USA Energy	1,300	19
Alpha Natural Resources*	10,259	25
American Eagle Energy*	1,200	5
Amyris*	1,700	6
Apco Oil and Gas International*	200	3
Approach Resources*	1,800	26
Arch Coal	9,889	21
Ardmore Shipping	700	8
Basic Energy Services*	1,800	39
Bill Barrett*	2,671	59
Bonanza Creek Energy*	1,717	98
BPZ Resources*	5,100	10
Bristow Group	1,910	128
C&J Energy Services*	2,500	76
Callon Petroleum*	2,800	25
CARBO Ceramics	1,071	63
Carrizo Oil & Gas*	13,090	705
CHC Group*	2,000	11
Clayton Williams Energy*	300	29
Clean Energy Fuels*	3,252	25
Cloud Peak Energy*	3,301	42
Comstock Resources	2,400	45
Contango Oil & Gas*	941	31
Dawson Geophysical	400	7
Delek US Holdings	3,100	103
DHT Holdings	3,700	23
Diamondback Energy*	14,042	1,050
Dorian LPG*	400	7
Eclipse Resources*	1,600	27
Emerald Oil*	2,500	15
Energy XXI Bermuda	4,588	52
Era Group*	1,100	24
Evolution Petroleum	700	6
EXCO Resources	6,800	23
Exterran Holdings	3,052	135
Forest Oil*	4,400	5
Forum Energy Technologies*	3,200	98
Frontline*	4,200	5
FX Energy*	2,400	7
GasLog	2,227	49
Gastar Exploration*	73,805	433
Geospace Technologies*	614	22
Glori Energy*	600	5
Goodrich Petroleum*	1,609	24

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Green Plains	2,005	$75
Gulf Island Fabrication	600	10
Gulfmark Offshore, Cl A	30,165	947
Halcon Resources*	12,900	51
Hallador Energy	600	7
Harvest Natural Resources*	1,700	6
Helix Energy Solutions Group*	5,571	123
Hercules Offshore*	8,360	18
Hornbeck Offshore Services*	1,900	62
ION Geophysical*	6,070	17
Isramco*	18	2
Jones Energy, Cl A*	500	9
Key Energy Services*	6,050	29
Kodiak Oil & Gas*	13,910	189
Magnum Hunter Resources*	9,866	55
Matador Resources*	3,900	101
Matrix Service*	30,892	745
McDermott International*	12,684	73
Midstates Petroleum*	1,400	7
Miller Energy Resources*	1,200	5
Mitcham Industries*	500	6
Natural Gas Services Group*	600	14
Navios Maritime Aquisition*	3,300	9
Newpark Resources*	4,598	57
Nordic American Tankers	4,900	39
North Atlantic Drilling	3,700	25
Northern Oil and Gas*	3,100	44
Nuverra Environmental Solutions*	600	9
Pacific Ethanol*	1,400	20
Panhandle Oil and Gas, Cl A	300	18
Parker Drilling*	5,602	28
Parsley Energy, Cl A*	2,888	62
Patterson-UTI Energy	21,400	696
PBF Energy, Cl A	58,500	1,404
PDC Energy*	1,925	97
Penn Virginia*	71,432	908
PetroQuest Energy*	2,500	14
PHI*	700	29
Pioneer Energy Services*	3,374	47
Quicksilver Resources*	4,800	3
Renewable Energy Group*	1,500	15
Resolute Energy*	3,636	23
REX American Resources*	300	22
Rex Energy*	2,229	28
RigNet*	600	24
Ring Energy*	800	12
Rosetta Resources*	3,274	146
RSP Permian*	1,100	28
Sanchez Energy*	2,496	66
Scorpio Tankers	9,175	76
SEACOR Holdings*	1,100	82
SemGroup, Cl A	2,223	185
Ship Finance International	3,200	54

Description	Shares	Value (000)
Solazyme*	3,900	$29
Stone Energy*	2,944	92
Swift Energy*	1,900	18
Synergy Resources*	3,400	41
Teekay Tankers, Cl A	2,600	10
Tesco	1,600	32
TETRA Technologies*	4,331	47
Tidewater	25,265	987
TransAtlantic Petroleum*	900	8
Triangle Petroleum*	4,100	45
Tsakos Energy Navigation*	54,870	350
Ultra Petroleum*	87,506	2,035
VAALCO Energy*	2,382	20
Vantage Drilling*	11,200	14
Vertex Energy*	600	4
W&T Offshore	1,500	17
Warren Resources*	3,900	21
Western Refining	2,843	119
Westmoreland Coal*	724	27
Willbros Group*	2,100	17
WPX Energy*	85,494	2,057

		16,460

Financials – 20.0%
1st Source	700	20
1st United Bancorp	1,300	11
Acadia Realty Trust‡	2,800	77
Actua*	60,837	976
Agree Realty‡	700	19
Alexander & Baldwin	2,553	91
Alexander’s‡	100	37
Altisource Asset Management*	65	44
Altisource Portfolio Solutions*	764	77
Altisource Residential‡	2,800	67
Ambac Financial Group*	3,300	74
American Assets Trust‡	1,938	64
American Capital Mortgage Investment‡	2,800	53
American Equity Investment Life Holding	3,910	89
American Financial Group	34,525	1,999
American National Bankshares	300	7
American Realty Capital Healthcare Trust‡	8,990	94
American Residential Properties‡ *	1,700	31
Ameris Bancorp	1,400	31
AMERISAFE	866	34
Ames National	400	9
AmTrust Financial Services	1,600	64
Anworth Mortgage Asset‡	6,598	32
Apollo Commercial Real Estate Finance‡	2,136	34
Apollo Residential Mortgage‡	1,400	22
Ares Commercial Real Estate‡	1,400	16
Argo Group International Holdings	1,409	71

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Arlington Asset Investment, Cl A	1,100	$28
Armada Hoffler Properties‡	800	7
ARMOUR Residential‡	19,003	73
Arrow Financial	510	13
Ashford Hospitality Prime‡	1,100	17
Ashford Hospitality Trust‡	3,233	33
Associated Estates Realty‡	3,142	55
Assurant	31,183	2,005
Astoria Financial	87,797	1,088
Atlas Financial Holdings*	500	7
AV Homes*	400	6
Aviv‡	900	24
Baldwin & Lyons, Cl B	400	10
Banc of California	1,400	16
BancFirst	400	25
Banco Latinoamericano de Comercio Exterior, Cl E	1,500	46
Bancorp*	1,800	15
BancorpSouth	5,044	102
Bank Mutual	1,800	12
Bank of Hawaii	36,110	2,051
Bank of Kentucky Financial	300	14
Bank of Marin Bancorp	300	14
Bank of the Ozarks	72,243	2,277
BankFinancial	900	9
Banner	1,016	39
BBCN Bancorp	4,236	62
BBX Capital, Cl A*	300	5
Beneficial Mutual Bancorp*	1,400	18
Berkshire Hills Bancorp	1,407	33
BGC Partners, Cl A	9,353	69
Blue Hills Bancorp*	1,500	20
BNC Bancorp*	1,100	17
BofI Holding*	700	51
Boston Private Financial Holdings	4,374	54
Bridge Bancorp	700	17
Bridge Capital Holdings*	400	9
Brookline Bancorp	148,615	1,272
Bryn Mawr Bank	700	20
Calamos Asset Management, Cl A	700	8
Camden National	300	11
Campus Crest Communities‡	3,025	19
Capital Bank Financial, Cl A*	1,134	27
Capital City Bank Group	300	4
Capitol Federal Financial	104,948	1,241
Capstead Mortgage‡	5,100	62
Cardinal Financial	1,495	26
CareTrust‡ *	1,143	16
Cascade Bancorp*	1,006	5
Cash America International	1,400	61
CatchMark Timber Trust, Cl A‡	1,100	12
Cathay General Bancorp	4,211	105
CBS Outdoor Americas‡	72,360	2,165

Description	Shares	Value (000)
Cedar Realty Trust‡	3,725	$22
Centerstate Banks	1,700	18
Central Pacific Financial	800	14
Century Bancorp, Cl A	200	7
Chambers Street Properties‡	12,568	95
Charter Financial	1,259	13
Chatham Lodging Trust‡	1,400	32
Chemical Financial	48,137	1,294
Chesapeake Lodging Trust‡	2,679	78
Citizens, Cl A*	1,700	11
Citizens & Northern	500	10
City Holding	837	35
Clifton Bancorp	1,089	14
CNB Financial	600	9
CNO Financial Group	11,426	194
CoBiz Financial	1,500	17
Cohen & Steers	1,000	38
Colony Financial‡	5,600	125
Columbia Banking System	47,472	1,178
Commerce Bancshares	49,690	2,218
Community Bank System	2,154	72
Community Trust Bancorp	688	23
CommunityOne Bancorp*	300	3
ConnectOne Bancorp*	1,060	20
Consolidated-Tomoka Land	200	10
Consumer Portfolio Services*	1,100	7
CorEnergy Infrastructure Trust‡	1,300	10
CoreSite Realty‡	1,200	39
Cousins Properties‡	11,578	138
Cowen Group, Cl A*	5,433	20
Crawford, Cl B	1,000	8
Credit Acceptance*	400	50
CU Bancorp*	400	8
CubeSmart‡	7,626	137
Customers Bancorp*	1,206	22
CVB Financial	49,458	710
CyrusOne‡	1,808	43
CYS Investments‡	8,704	72
DCT Industrial Trust‡	17,281	130
Diamond Hill Investment Group	200	25
DiamondRock Hospitality‡	10,254	130
Dime Community Bancshares	1,543	22
Donegal Group, Cl A	200	3
DuPont Fabros Technology‡	3,349	91
Dynex Capital‡	2,400	19
Eagle Bancorp*	66,114	2,104
EastGroup Properties‡	1,693	103
Education Realty Trust‡	7,455	77
eHealth*	800	19
EMC Insurance Group	200	6
Empire State Realty Trust, Cl A‡	4,900	74
Employers Holdings	1,600	31
Encore Capital Group*	1,400	62

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Enstar Group*	500	$68
Enterprise Bancorp	400	8
Enterprise Financial Services	800	13
EPR Properties‡	2,814	143
Equity One‡	3,300	71
ESB Financial	500	6
Essent Group*	2,100	45
EverBank Financial	4,841	85
Evercore Partners, Cl A	1,763	83
Excel Trust‡	3,133	37
Ezcorp, Cl A*	2,300	23
FBL Financial Group, Cl A	600	27
FBR*	400	11
FCB Financial Holdings, Cl A*	400	9
Federal Agricultural Mortgage, Cl C	500	16
Federated National Holding	800	22
FelCor Lodging Trust‡	6,672	62
Fidelity & Guaranty Life	400	9
Fidelity Southern	600	8
Financial Engines	2,735	94
Financial Institutions	600	13
First American Financial	5,626	153
First Bancorp	1,300	21
First BanCorp*	5,500	26
First Busey	3,209	18
First Business Financial Services	200	9
First Cash Financial Services*	1,517	85
First Citizens BancShares, Cl A	444	96
First Commonwealth Financial	4,838	41
First Community Bancshares	600	9
First Connecticut Bancorp	756	11
First Defiance Financial	400	11
First Financial	500	15
First Financial Bancorp	89,935	1,424
First Financial Bankshares	64,248	1,785
First Financial Northwest	400	4
First Industrial Realty Trust‡	5,877	99
First Interstate BancSystem, Cl A	800	21
First Merchants	20,360	411
First Midwest Bancorp	4,046	65
First NBC Bank Holding*	800	26
First of Long Island	364	13
First Potomac Realty Trust‡	2,718	32
FirstMerit	8,670	153
Flagstar Bancorp*	800	13
Flushing Financial	1,586	29
FNB	187,893	2,253
Forestar Group*	1,622	29
Fox Chase Bancorp	500	8
Franklin Financial*	400	7
Franklin Street Properties‡	4,851	54
FXCM, Cl A	2,100	33
Gain Capital Holdings	700	4

Description	Shares	Value (000)
GAMCO Investors, Cl A	300	$21
Geo Group‡	3,852	147
German American Bancorp	700	18
Getty Realty‡	1,206	21
GFI Group	3,200	17
Glacier Bancorp	3,916	101
Gladstone Commercial‡	1,000	17
Glimcher Realty Trust‡	7,647	104
Global Indemnity, Cl A*	300	8
Government Properties Income Trust‡	3,600	79
Gramercy Property Trust‡	6,500	37
Great Southern Bancorp	600	18
Green Dot, Cl A*	1,300	27
Greenhill	1,492	69
Greenlight Capital, Cl A*	1,551	50
Guaranty Bancorp	600	8
Hallmark Financial Services*	400	4
Hancock Holding	123,370	3,955
Hanmi Financial	1,800	36
Hannon Armstrong Sustainable Infrastructure Capital‡	1,054	15
Hatteras Financial‡	5,100	92
HCI Group	400	14
Healthcare Realty Trust‡	37,822	896
Heartland Financial USA	700	17
Heritage Commerce	900	7
Heritage Financial	1,425	23
Heritage Insurance Holdings*	400	6
Heritage Oaks Bancorp	1,200	8
Hersha Hospitality Trust, Cl A‡	10,700	68
HFF, Cl A	1,600	46
Highwoods Properties‡	4,664	181
Hilltop Holdings*	3,600	72
Home BancShares	2,863	84
Home Loan Servicing Solutions	3,731	79
HomeStreet	900	15
HomeTrust Bancshares*	800	12
Horace Mann Educators	68,470	1,952
Horizon Bancorp	400	9
Hudson Pacific Properties‡	2,700	67
Hudson Valley Holding	600	11
Iberiabank	19,780	1,236
Independence Holding	500	7
Independent Bank	53,345	1,884
Independent Bank Group	400	19
Infinity Property & Casualty	25,385	1,625
Inland Real Estate‡	4,717	47
International Bancshares	2,681	66
International. FCStone*	600	10
Invesco Mortgage Capital‡	6,452	101
Investment Technology Group*	1,900	30
Investors Bancorp	18,753	190

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Investors Real Estate Trust‡	6,106	$47
iStar Financial‡ *	4,578	62
Janus Capital Group	7,987	117
JG Wentworth Company*	500	6
Kansas City Life Insurance	200	9
KCG Holdings, Cl A*	2,000	20
Kearny Financial*	600	8
Kemper	53,976	1,843
Kennedy-Wilson Holdings	3,802	91
Kite Realty Group Trust‡	1,818	44
Ladder Capital, Cl A*	900	17
Ladenburg Thalmann Financial Services*	4,400	19
Lakeland Bancorp	2,189	21
Lakeland Financial	900	34
LaSalle Hotel Properties‡	5,393	185
Lexington Realty Trust‡	10,900	107
LTC Properties‡	1,700	63
Macatawa Bank*	1,500	7
Mack-Cali Realty‡	4,725	90
Maiden Holdings	2,334	26
MainSource Financial Group	1,200	21
Manning & Napier, Cl A	600	10
Marcus & Millichap*	400	12
MarketAxess Holdings	1,963	122
Marlin Business Services	300	5
MB Financial	38,524	1,066
Meadowbrook Insurance Group	2,200	13
Medical Properties Trust‡	9,111	112
Mercantile Bank	900	17
Merchants Bancshares	200	6
Meridian Bancorp*	734	8
Meta Financial Group	300	11
Metro Bancorp*	600	15
MGIC Investment*	17,810	139
MidSouth Bancorp	500	9
MidWestOne Financial Group	200	5
Moelis, Cl A	300	10
Monmouth Real Estate Investment, Cl A‡	2,960	30
Montpelier Re Holdings	2,100	65
Mortgage Investment Trust‡	1,600	28
National Bank Holdings, Cl A	65,730	1,257
National Bankshares	300	8
National General Holdings	1,800	30
National Health Investors‡	1,699	97
National Interstate	300	8
National Penn Bancshares	146,174	1,419
National Western Life Insurance, Cl A	93	23
Navigators Group*	487	30
NBT Bancorp	2,322	52
Nelnet, Cl A	1,159	50
New Residential Investment‡	222,763	1,298

Description	Shares	Value (000)
New York‡	8,600	$88
New York Mortgage Trust‡	4,210	30
NewBridge Bancorp*	1,656	13
NewStar Financial*	1,100	12
Nicholas Financial*	600	7
NMI Holdings, Cl A*	2,900	25
Northfield Bancorp	35,930	489
Northrim BanCorp	200	5
NorthStar Realty Finance‡	52,800	933
Northwest Bancshares	106,690	1,292
OceanFirst Financial	600	10
OFG Bancorp	2,083	31
Old Line Bancshares	400	6
Old National Bancorp	95,170	1,234
OmniAmerican Bancorp	500	13
One Liberty Properties‡	500	10
OneBeacon Insurance Group, Cl A	925	14
Oppenheimer Holdings, Cl A	504	10
Opus Bank*	200	6
Oritani Financial	2,400	34
Owens Realty Mortgage‡	400	6
Pacific Continental	700	9
Pacific Premier Bancorp*	700	10
PacWest Bancorp	23,016	949
Park National	689	52
Park Sterling	1,700	11
Parkway Properties‡	3,841	72
Peapack Gladstone Financial	400	7
Pebblebrook Hotel Trust‡	3,393	127
Penns Woods Bancorp	200	8
Pennsylvania Real Estate Investment Trust‡	3,638	73
PennyMac Financial Services, Cl A*	500	7
PennyMac Mortgage Investment Trust‡	3,967	85
Peoples Bancorp	500	12
Peoples Financial Services	300	14
PHH*	3,117	71
Phoenix*	300	17
Physicians Realty Trust‡	67,350	924
PICO Holdings*	1,000	20
Pinnacle Financial Partners	1,900	69
Piper Jaffray*	800	42
Platinum Underwriters Holdings	1,425	87
Portfolio Recovery Associates*	2,661	139
Potlatch‡	2,146	86
Preferred Bank	500	11
Primerica	51,000	2,460
PrivateBancorp	3,797	114
ProAssurance	33,180	1,462
Prosperity Bancshares	3,679	210
Provident Financial Services	3,268	53
PS Business Parks‡	1,085	83

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Pzena Investment Management, Cl A	700	$7
QTS Realty Trust*	500	15
Radian Group	10,043	143
RAIT Financial Trust‡	4,300	32
Ramco-Gershenson Properties Trust‡	4,130	67
RCS Capital, Cl A	600	14
RE/MAX Holdings, Cl A	500	15
Redwood Trust‡	4,400	73
Regional Management*	600	11
Renasant	1,567	42
Republic Bancorp, Cl A	400	9
Republic First Bancorp*	1,500	6
Resource America, Cl A	800	7
Resource Capital‡	7,133	35
Retail Opportunity Investments‡	4,800	71
Rexford Industrial Realty‡	2,500	35
RLI	2,296	99
RLJ Lodging Trust‡	6,803	194
Rouse Properties‡	1,900	31
Ryman Hospitality Properties‡	2,269	107
S&T Bancorp	1,674	39
Sabra Health Care‡	25,384	617
Safeguard Scientifics*	1,100	20
Safety Insurance Group	603	33
Sandy Spring Bancorp	1,170	27
Saul Centers‡	600	28
Seacoast Banking Corporation of Florida* (A)	700	8
Select Income‡	1,988	48
Selective Insurance Group	3,048	67
Sierra Bancorp	500	8
Signature Bank*	11,337	1,270
Silver Bay Realty Trust‡	2,000	32
Silvercrest Asset Management Group, Cl A	100	1
Simmons First National, Cl A	900	35
South State	1,300	73
Southside Bancshares	1,010	34
Southwest Bancorp	900	15
Sovran Self Storage‡	1,692	126
Springleaf Holdings, Cl A*	1,300	42
Square 1 Financial, Cl A*	300	6
St. Joe*	3,379	67
STAG Industrial‡	2,370	49
Starwood Waypoint Residential Trust‡	2,096	55
State Auto Financial	600	12
State Bank Financial	1,509	25
Sterling Bancorp	4,541	58
Stewart Information Services	1,000	29
Stifel Financial*	3,458	163
Stock Yards Bancorp	800	24

Description	Shares	Value (000)
Stonegate Bank	400	$10
Stonegate Mortgage*	500	6
Strategic Hotels & Resorts‡ *	89,870	1,047
Suffolk Bancorp	500	10
Summit Hotel Properties‡	4,600	50
Sun Bancorp*	240	4
Sun Communities‡	2,495	126
Sunstone Hotel Investors‡	10,789	149
Susquehanna Bancshares	151,191	1,512
SWS Group*	1,200	8
Symetra Financial	114,030	2,661
Talmer Bancorp, Cl A	900	12
Tejon Ranch*	600	17
Terreno Realty‡	1,500	28
Territorial Bancorp	384	8
Texas Capital Bancshares*	2,251	130
Third Point Reinsurance*	3,117	45
Tompkins Financial	691	30
Towne Bank	1,700	23
Trade Street Residential‡	900	6
Tree.com*	300	11
Trico Bancshares	700	16
TriState Capital Holdings*	900	8
TrustCo Bank	4,412	28
Trustmark	40,850	941
UMB Financial	2,010	110
UMH Properties‡	1,000	10
Umpqua Holdings	8,731	144
Union Bankshares	2,476	57
United Bankshares	3,631	112
United Community Banks	2,700	44
United Community Financial	2,000	9
United Financial Bancorp	2,451	31
United Fire Group	1,200	33
United Insurance Holdings	700	11
Universal Health Realty Income Trust‡	598	25
Universal Insurance Holdings	1,500	19
Univest Corp of Pennsylvania	634	12
Urstadt Biddle Properties, Cl A‡	1,171	24
Valley National Bancorp	10,600	103
ViewPoint Financial Group	2,135	51
Virtus Investment Partners	350	61
Walker & Dunlop*	700	9
Walter Investment Management*	2,025	44
Washington Federal	39,865	812
Washington Real Estate Investment Trust‡	3,560	90
Washington Trust Bancorp	785	26
Waterstone Financial	2,000	23
Webster Financial	4,785	139
WesBanco	1,451	44
West Bancorporation	600	8

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Westamerica Bancorporation	36,410	$1,694
Western Alliance Bancorp*	3,961	95
Western Asset Mortgage Capital‡	1,951	29
Westwood Holdings Group	400	23
Whitestone, Cl B‡	900	13
Wilshire Bancorp	3,600	33
Wintrust Financial	2,410	108
WisdomTree Investments*	5,804	66
World Acceptance*	400	27
WSFS Financial	500	36
Yadkin Financial*	1,081	20

		84,134

Health Care – 10.9%
Abaxis	1,233	63
ABIOMED*	2,133	53
Acadia Healthcare*	21,111	1,024
ACADIA Pharmaceuticals*	4,194	104
Accelerate Diagnostics*	944	20
Acceleron Pharma*	700	21
Accuray*	3,569	26
AcelRx Pharmaceuticals*	800	4
Achaogen*	500	4
Achillion Pharmaceuticals*	5,200	52
Acorda Therapeutics*	10,271	348
Actinium Pharmaceuticals*	1,000	7
Addus HomeCare*	300	6
Adeptus Health, Cl A*	16,600	413
Aegerion Pharmaceuticals*	1,562	52
Aerie Pharmaceuticals*	500	10
Affymetrix*	3,394	27
Agenus*	2,500	8
Agios Pharmaceuticals*	800	49
Air Methods*	2,040	113
Akebia Therapeutics*	300	7
Akorn*	39,426	1,430
Albany Molecular Research*	1,300	29
Alder Biopharmaceuticals*	400	5
Alimera Sciences*	1,100	6
Alliance HealthCare Services*	300	7
Almost Family*	300	8
Alnylam Pharmaceuticals*	13,942	1,089
AMAG Pharmaceuticals*	23,570	752
Amedisys*	1,293	26
AMN Healthcare Services*	2,600	41
Ampio Pharmaceuticals*	1,700	6
Amsurg, Cl A*	11,181	560
Anacor Pharmaceuticals*	1,800	44
Analogic	671	43
AngioDynamics*	1,100	15
ANI Pharmaceuticals*	300	8
Anika Therapeutics*	700	26
Antares Pharma*	4,400	8
Applied Genetic Technologies*	300	6

Description	Shares	Value (000)
Aratana Therapeutics*	1,000	$10
Arena Pharmaceuticals*	11,128	47
ARIAD Pharmaceuticals*	8,300	45
Array BioPharma*	6,700	24
Arrowhead Research*	2,800	41
AtriCure*	1,300	19
Atrion	62	19
Auspex Pharmaceuticals*	400	10
Auxilium Pharmaceuticals*	2,710	81
Avalanche Biotechnologies*	400	14
Avanir Pharmaceuticals, Cl A*	9,076	108
BioCryst Pharmaceuticals*	3,237	32
BioDelivery Sciences International*	19,500	333
Bio-Path Holdings*	3,000	6
Bio-Reference Laboratories*	1,400	39
BioScrip*	3,600	25
BioSpecifics Technologies*	200	7
BioTelemetry*	1,100	7
BioTime*	2,300	7
Bluebird Bio*	1,100	39
Brookdale Senior Living*	32,200	1,037
Cambrex*	1,600	30
Cantel Medical	1,793	62
Capital Senior Living*	1,345	29
Cara Therapeutics*	100	1
Cardiovascular Systems*	1,279	30
Castlight Health, Cl B*	500	6
Catalent*	2,500	63
Catamaran*	20,500	864
Celldex Therapeutics*	4,804	62
Cellular Dynamics International*	300	2
Cempra*	800	9
Cepheid*	3,651	161
Cerus*	3,100	12
Chemed	897	92
ChemoCentryx*	1,400	6
Chimerix*	1,400	39
Clovis Oncology*	1,337	61
Computer Programs & Systems	582	33
CONMED	1,366	50
Corcept Therapeutics*	3,100	8
CorVel*	500	17
Cross Country Healthcare*	1,100	10
CryoLife	1,600	16
CTI BioPharma*	5,700	13
Cyberonics*	1,422	73
Cynosure, Cl A*	1,000	21
Cytokinetics*	1,600	6
Cytori Therapeutics*	2,600	2
CytRx*	2,300	6
Dendreon*	6,200	9
Depomed*	3,200	49
Derma Sciences*	800	7

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
DexCom*	23,867	$954
Durata Therapeutics*	500	6
Dyax*	7,213	73
Dynavax Technologies*	15,400	22
Edwards Lifesciences*	17,500	1,787
Emergent Biosolutions*	1,379	29
Enanta Pharmaceuticals*	600	24
Endocyte*	2,300	14
Endologix*	3,439	36
Ensign Group	1,043	36
Envision Healthcare Holdings*	41,355	1,434
Enzo Biochem*	1,600	8
Epizyme*	700	19
Esperion Therapeutics*	300	7
Exact Sciences*	22,587	438
Exactech*	400	9
ExamWorks Group*	35,251	1,154
Exelixis*	9,975	15
Five Prime Therapeutics*	800	9
Five Star Quality Care*	1,800	7
Flamel Technologies ADR*	48,814	699
Fluidigm*	1,298	32
Foundation Medicine*	600	11
Galectin Therapeutics*	700	4
Galena Biopharma*	6,500	13
GenMark Diagnostics*	2,200	20
Genocea Biosciences*	100	1
Genomic Health*	900	25
Gentiva Health Services*	1,600	27
Geron*	7,000	14
Globus Medical, Cl A*	3,496	69
Greatbatch*	1,337	57
Haemonetics*	2,753	96
Halozyme Therapeutics*	5,579	51
Hanger*	1,915	39
Health Net*	21,500	991
HealthEquity*	500	9
HealthSouth	89,465	3,301
HealthStream*	1,200	29
Healthways*	1,500	24
HeartWare International*	870	68
Heron Therapeutics*	800	7
HMS Holdings*	4,642	88
Horizon Pharma*	3,596	44
Hyperion Therapeutics*	600	15
ICU Medical*	700	45
Idera Pharmaceuticals*	2,400	5
ImmunoGen*	4,645	49
Immunomedics*	3,100	12
Impax Laboratories*	3,678	87
Infinity Pharmaceuticals*	2,700	36
Inogen*	100	2
Inovio Pharmaceuticals*	3,100	31

Description	Shares	Value (000)
Insmed*	2,724	$36
Insulet*	2,913	107
Insys Therapeutics*	492	19
Integra LifeSciences Holdings*	1,343	67
Intercept Pharmaceuticals*	2,155	510
Intra-Cellular Therapies*	700	10
Intrexon*	1,648	31
Invacare	1,504	18
IPC The Hospitalist*	800	36
Ironwood Pharmaceuticals, Cl A*	6,383	83
Isis Pharmaceuticals*	16,305	633
Jazz Pharmaceuticals*	3,900	626
K2M Group Holdings*	400	6
Karyopharm Therapeutics*	700	24
Keryx Biopharmaceuticals*	4,877	67
Kindred Biosciences*	300	3
Kindred Healthcare	91,760	1,780
Kite Pharma*	400	11
KYTHERA Biopharmaceuticals*	900	29
Landauer	400	13
Lannett*	1,300	59
LDR Holding*	900	28
Lexicon Pharmaceuticals*	9,000	13
LHC Group*	500	12
LifePoint Hospitals*	16,400	1,135
Ligand Pharmaceuticals*	1,000	47
Luminex*	1,900	37
MacroGenics*	1,200	25
Magellan Health*	1,344	74
MannKind*	12,132	72
Masimo*	2,615	56
MedAssets*	3,000	62
Medicines*	3,490	78
Medidata Solutions*	2,851	126
Medivation*	18,408	1,819
Merge Healthcare*	3,900	9
Meridian Bioscience	1,916	34
Merit Medical Systems*	1,900	23
Merrimack Pharmaceuticals*	5,100	45
MiMedx Group*	5,200	37
Mirati Therapeutics*	400	7
Molina Healthcare*	1,577	67
Momenta Pharmaceuticals*	2,253	26
MWI Veterinary Supply*	659	98
NanoString Technologies*	500	5
NanoViricides*	1,600	5
National Healthcare	500	28
National Research, Cl A*	600	8
Natus Medical*	1,783	53
Navidea Biopharmaceuticals*	4,900	6
Nektar Therapeutics*	6,750	81
Neogen*	1,973	78
NeoGenomics*	58,453	305

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
NeoStem*	1,200	$7
Neuralstem*	2,800	9
Neurocrine Biosciences*	4,083	64
NewLink Genetics*	941	20
Northwest Biotherapeutics*	1,400	7
Novavax*	12,900	54
NPS Pharmaceuticals*	5,601	146
NuVasive*	2,521	88
NxStage Medical*	56,326	740
Ohr Pharmaceutical*	1,000	7
Omeros*	1,500	19
Omnicell*	1,982	54
OncoMed Pharmaceuticals*	500	9
Oncothyreon*	2,900	6
Ophthotech*	800	31
OPKO Health*	10,474	89
OraSure Technologies*	2,400	17
Orexigen Therapeutics*	5,427	23
Organovo Holdings*	3,300	21
Orthofix International*	859	27
Osiris Therapeutics*	700	9
Otonomy*	400	10
OvaScience*	600	10
Owens & Minor	3,359	110
Oxford Immunotec Global*	800	12
Pacific Biosciences of California*	2,800	14
Pacira Pharmaceuticals*	16,986	1,647
Pain Therapeutics*	1,500	6
PAREXEL International*	2,969	187
PDL BioPharma	8,631	64
Peregrine Pharmaceuticals*	6,800	9
Pernix Therapeutics Holdings*	1,400	11
Pharmacyclics*	10,500	1,233
PharMerica*	1,500	37
Phibro Animal Health, Cl A	600	13
PhotoMedex*	400	2
Portola Pharmaceuticals*	1,999	51
POZEN	1,100	8
Prestige Brands Holdings*	2,760	89
Progenics Pharmaceuticals*	3,500	18
Prothena*	1,400	31
Providence Service*	546	26
PTC Therapeutics*	1,000	44
Puma Biotechnology*	1,188	283
Quality Systems	2,700	37
Quidel*	1,500	40
RadNet*	1,300	9
Raptor Pharmaceutical*	3,300	32
Receptos*	900	56
Regulus Therapeutics*	700	5
Relypsa*	700	15
Repligen*	1,800	36
Repros Therapeutics*	1,000	10

Description	Shares	Value (000)
Retrophin*	1,000	$9
Revance Therapeutics*	500	10
Rigel Pharmaceuticals*	3,500	7
Rockwell Medical*	1,700	16
RTI Surgical*	2,500	12
Sage Therapeutics*	300	9
Sagent Pharmaceuticals*	1,023	32
Sangamo BioSciences*	3,700	40
Sarepta Therapeutics*	2,200	46
SciClone Pharmaceuticals*	2,400	17
Select Medical Holdings	4,300	52
Sequenom*	5,000	15
Skilled Healthcare Group, Cl A*	1,500	10
Spectranetics*	38,500	1,023
Spectrum Pharmaceuticals*	3,099	25
STAAR Surgical*	2,000	21
Stemline Therapeutics*	400	5
STERIS	19,668	1,060
Sucampo Pharmaceuticals, Cl A*	900	6
Sunesis Pharmaceuticals*	2,200	16
Supernus Pharmaceuticals*	1,700	15
Surgical Care Affiliates*	600	16
SurModics*	500	9
Symmetry Medical*	1,700	17
Synageva BioPharma*	1,111	76
Synergy Pharmaceuticals*	5,200	14
Synta Pharmaceuticals*	4,100	12
Tandem Diabetes Care*	400	5
Team Health Holdings*	34,068	1,976
Techne	17,670	1,653
Tenet Healthcare*	19,200	1,140
TESARO*	1,000	27
Tetraphase Pharmaceuticals*	1,100	22
TG Therapeutics*	1,000	11
TherapeuticsMD*	4,700	22
Theravance	4,400	75
Theravance Biopharma*	1,200	28
Thoratec*	3,048	81
Threshold Pharmaceuticals*	1,900	7
Tornier*	1,800	43
TransEnterix*	1,400	6
Triple-S Management, Cl B*	1,300	26
TriVascular Technologies*	400	6
Ultragenyx Pharmaceutical*	300	17
Unilife*	3,900	9
Universal American*	1,700	14
Universal Health Services, Cl B	6,700	700
US Physical Therapy	600	21
Utah Medical Products	200	10
Vanda Pharmaceuticals*	1,400	15
Vascular Solutions*	800	20
Veracyte*	100	1
Verastem*	700	6

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Versartis*	300	$6
Vital Therapies*	300	6
VIVUS*	4,268	16
Vocera Communications*	1,099	9
Volcano*	2,366	25
WellCare Health Plans*	2,280	138
West Pharmaceutical Services	3,694	165
Wright Medical Group*	2,671	81
Xencor*	400	4
XenoPort*	2,300	12
XOMA*	4,900	21
Zeltiq Aesthetics*	28,624	648
ZIOPHARM Oncology*	3,200	8
Zogenix*	4,400	5
ZS Pharma*	400	16

		46,361

Industrials – 16.1%
AAON	2,300	39
AAR	2,114	51
ABM Industries	59,027	1,516
Acacia Research	85,039	1,316
ACCO Brands*	6,200	43
Accuride*	1,300	5
Aceto	1,600	31
Actuant, Cl A	3,781	115
Advanced Drainage Systems*	800	17
Advisory Board*	1,962	91
AECOM Technology*	24,600	830
Aegion, Cl A*	1,900	42
Aerovironment*	1,000	30
Air Transport Services Group*	2,300	17
Aircastle	3,200	52
Alamo Group	300	12
Albany International, Cl A	1,415	48
Allegiant Travel, Cl A	728	90
Altra Industrial Motion	1,500	44
Ameresco, Cl A*	800	5
American Railcar Industries	500	37
American Science & Engineering	400	22
American Woodmark*	700	26
Apogee Enterprises	18,360	731
Applied Industrial Technologies	2,194	100
ARC Document Solutions*	2,500	20
ArcBest	1,300	48
Argan	700	23
Astec Industries	23,364	852
Astronics, Cl A*	1,040	50
Atlas Air Worldwide Holdings*	1,400	46
AZZ	1,390	58
Baltic Trading*	2,000	8
Barnes Group	2,840	86
Barrett Business Services	300	12
Beacon Roofing Supply*	2,679	68

Description	Shares	Value (000)
Blount International*	2,700	$41
Brady, Cl A	2,591	58
Briggs & Stratton	74,083	1,335
Brink’s	2,630	63
Builders FirstSource*	1,800	10
CAI International*	800	15
Capstone Turbine*	13,700	15
Casella Waste Systems, Cl A*	1,600	6
CBIZ*	1,991	16
CDI	600	9
Ceco Environmental	1,200	16
Celadon Group	900	18
Cenveo*	2,200	5
Chart Industries*	1,579	97
CIRCOR International	900	61
Civeo	4,951	57
CLARCOR	31,445	1,984
Columbus McKinnon	900	20
Comfort Systems USA	1,760	24
Commercial Vehicle Group*	1,000	6
Continental Building Products*	400	6
Corporate Executive Board	1,831	110
CRA International*	400	10
Cubic	1,149	54
Curtiss-Wright	2,477	163
Deluxe	44,472	2,454
DigitalGlobe*	4,008	114
Douglas Dynamics	1,271	25
Ducommun*	700	19
DXP Enterprises*	696	51
Dycom Industries*	1,859	57
Dynamic Materials	800	15
Echo Global Logistics*	1,100	26
EMCOR Group	3,540	141
Encore Wire	1,151	43
Energy Recovery*	1,900	7
EnerSys	2,419	142
Engility Holdings*	900	28
Ennis	1,100	14
Enphase Energy*	1,000	15
EnPro Industries*	1,200	73
Erickson*	300	4
ESCO Technologies	1,400	49
Esterline Technologies*	6,435	716
ExOne*	500	10
Exponent	700	50
Federal Signal	3,396	45
Forward Air	26,756	1,199
Franklin Covey*	400	8
Franklin Electric	2,569	89
FreightCar America	700	23
FTI Consulting*	2,009	70
FuelCell Energy*	11,600	24

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Furmanite*	1,795	$12
G&K Services, Cl A	946	52
GenCorp*	2,993	48
Generac Holdings*	3,609	146
General Cable	36,347	548
General Finance*	600	5
Gibraltar Industries*	1,400	19
Global Brass & Copper Holdings	900	13
Global Power Equipment Group	700	10
Gorman-Rupp	1,100	33
GP Strategies*	700	20
GrafTech International*	6,380	29
Graham	400	12
Granite Construction	62,044	1,975
Great Lakes Dredge & Dock	2,600	16
Greenbrier	1,500	110
Griffon	2,300	26
H&E Equipment Services	24,331	981
Harsco	174,465	3,736
Hawaiian Holdings*	61,800	831
Healthcare Services Group	3,678	105
Heartland Express	46,266	1,109
HEICO	3,502	164
Heidrick & Struggles International	900	18
Heritage-Crystal Clean*	500	7
Herman Miller	47,539	1,419
Hexcel*	48,502	1,926
Hill International*	1,200	5
Hillenbrand	3,316	102
HNI	2,405	87
Houston Wire & Cable	600	7
Hub Group, Cl A*	1,982	80
Hurco	300	11
Huron Consulting Group*	1,237	75
Hyster-Yale Materials Handling	573	41
ICF International*	1,100	34
InnerWorkings*	2,000	16
Insperity	1,300	36
Insteel Industries	875	18
Interface, Cl A	3,323	54
International Shipholding	300	5
ITT	23,756	1,068
JetBlue Airways*	84,787	900
John Bean Technologies	1,600	45
Kadant	500	20
Kaman	1,345	53
Kelly Services, Cl A	1,248	20
KEYW Holding*	1,700	19
Kforce	1,200	23
Kimball International, Cl B	1,800	27
Kirby*	9,100	1,072
Knight Transportation	41,000	1,123
Knightsbridge Tankers	1,590	14

Description	Shares	Value (000)
Knoll	50,924	$881
Korn*	2,666	66
Kratos Defense & Security Solutions*	1,900	12
Layne Christensen*	800	8
LB Foster, Cl A	500	23
Lindsay	700	52
LMI Aerospace*	600	8
LSI Industries	900	5
Lydall*	805	22
Manitex International*	600	7
Marten Transport	1,000	18
Masonite International*	1,541	85
MasTec*	3,502	107
Matson	2,265	57
Matthews International, Cl A	1,605	70
McGrath RentCorp	12,300	421
Meritor*	73,080	793
Middleby*	15,051	1,326
Miller Industries	500	8
Mistras Group*	700	14
Mobile Mini	2,518	88
Moog, Cl A*	2,309	158
MSA Safety	1,570	78
Mueller Industries	70,334	2,008
Mueller Water Products, Cl A	8,490	70
Multi-Color	600	27
MYR Group*	1,000	24
National Presto Industries	200	12
Navigant Consulting*	2,664	37
Navios Maritime Holdings	4,100	25
NCI Building Systems*	1,600	31
NL Industries	500	4
NN	800	21
Norcraft*	200	3
Nortek*	500	37
Northwest Pipe*	400	14
On Assignment*	2,881	77
Orbital Sciences*	3,208	89
Orion Marine Group*	1,100	11
P.A.M. Transportation Services*	200	7
Park-Ohio Holdings	400	19
Patrick Industries*	400	17
Patriot Transportation Holding*	300	10
Paylocity Holding*	400	8
Pendrell*	6,100	8
Performant Financial*	1,500	12
PGT*	2,000	19
Pike*	1,600	19
Pitney Bowes	101,168	2,529
Plug Power*	9,192	42
Ply Gem Holdings*	1,300	14
Polypore International*	2,381	93

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Powell Industries	434	$18
Power Solutions International*	200	14
PowerSecure International*	1,300	12
Preformed Line Products	100	5
Primoris Services	2,000	54
Proto Labs*	1,228	85
Quad	1,400	27
Quality Distribution*	1,500	19
Quanex Building Products	1,900	34
Raven Industries	1,970	48
RBC Bearings	1,260	71
Regal-Beloit	22,240	1,430
Republic Airways Holdings*	2,600	29
Resources Connection	83,290	1,161
Revolution Lighting Technologies*	1,900	3
Rexnord*	4,005	114
Roadrunner Transportation Systems*	1,289	29
Robert Half International	36,400	1,785
RPX*	2,700	37
Rush Enterprises, Cl A*	25,708	861
Ryder System	12,800	1,152
Safe Bulkers	1,600	11
Saia*	15,890	788
Scorpio Bulkers*	7,369	43
SIFCO Industries	150	5
Simpson Manufacturing	37,705	1,100
SkyWest	2,700	21
SP Plus*	600	11
Sparton*	500	12
Spirit Airlines*	19,326	1,337
Standex International	640	47
Steelcase, Cl A	138,966	2,251
Sterling Construction*	700	5
Stock Building Supply Holdings*	600	9
Sun Hydraulics	1,127	42
Swift Transportation, Cl A*	4,554	96
TAL International Group	1,847	76
Taser International*	2,912	45
Team*	1,144	43
Teledyne Technologies*	1,993	187
Tennant	941	63
Tetra Tech	3,482	87
Textainer Group Holdings	1,100	34
Thermon Group Holdings*	1,600	39
Titan International	2,300	27
Titan Machinery*	700	9
Trex*	1,800	62
TriMas*	2,199	54
TriNet Group*	700	18
Trinity Industries	13,700	640
TrueBlue*	2,189	55
Tutor Perini*	2,009	53

Description	Shares	Value (000)
Twin Disc	300	$8
Ultrapetrol Bahamas*	1,500	5
UniFirst	23,263	2,247
United Stationers	2,063	78
Universal Forest Products	1,123	48
Universal Truckload Services	300	7
US Ecology	21,365	999
USA Truck*	300	5
UTi Worldwide*	4,910	52
Valmont Industries	15,032	2,029
Viad	900	19
Vicor*	700	7
VSE	200	10
Wabash National*	3,770	50
WageWorks*	12,875	586
Watsco	4,630	399
Watts Water Technologies, Cl A	1,495	87
Werner Enterprises	2,200	55
Wesco Aircraft Holdings*	2,806	49
West	1,900	56
Woodward	3,492	166
Xerium Technologies*	500	7
XPO Logistics*	69,571	2,622
YRC Worldwide*	1,442	29

		68,088

Information Technology – 19.3%
A10 Networks*	600	5
ACI Worldwide*	5,968	112
Actuate*	1,700	7
Acxiom*	4,105	68
ADTRAN	64,534	1,325
Advanced Energy Industries*	1,900	36
Advent Software	2,741	87
Agilysys*	600	7
Alliance Fiber Optic Products	500	6
Alpha & Omega Semiconductor*	1,100	10
Ambarella*	16,300	712
Amber Road*	400	7
American Software, Cl A	1,000	9
Amkor Technology*	4,700	40
Angie’s List*	2,061	13
Anixter International	1,400	119
Applied Micro Circuits*	4,000	28
Applied Optoelectronics*	600	10
Aruba Networks*	38,202	824
Aspen Technology*	4,850	183
Audience*	600	4
Autodesk*	20,105	1,108
AVG Technologies*	1,800	30
Avnet	50,850	2,109
Axcelis Technologies*	4,400	9
Badger Meter	668	34
Bankrate*	3,668	42

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Barracuda Networks*	400	$10
Bazaarvoice*	2,000	15
Bel Fuse, Cl B	400	10
Belden	2,268	145
Benchmark Electronics*	2,900	64
Benefitfocus*	200	5
Black Box	700	16
Blackbaud	48,789	1,917
Blackhawk Network Holdings, Cl A*	2,825	91
Blucora*	1,958	30
Borderfree*	400	5
Bottomline Technologies*	2,103	58
Brightcove*	1,100	6
BroadSoft*	1,328	28
Brocade Communications Systems	245,800	2,671
Brooks Automation	3,700	39
Cabot Microelectronics*	1,306	54
CACI International, Cl A*	1,269	90
CalAmp*	1,674	29
Calix*	57,917	554
Callidus Software*	2,400	29
Carbonite*	700	7
Cardtronics*	2,363	83
Care.com*	100	1
Cascade Microtech*	600	6
Cass Information Systems	500	21
Cavium*	19,710	980
CEVA*	900	12
ChannelAdvisor*	1,100	18
Checkpoint Systems*	2,200	27
Ciber*	3,100	11
Ciena*	35,026	586
Cirrus Logic*	3,300	69
Clearfield*	500	6
Cognex*	4,519	182
Coherent*	1,336	82
Cohu	64,700	774
CommVault Systems*	2,438	123
Computer Task Group	600	7
Compuware	11,600	123
comScore*	64,718	2,357
Comtech Telecommunications	800	30
Comverse*	1,000	22
Constant Contact*	36,119	980
Control4*	600	8
Convergys	5,331	95
Conversant*	3,542	121
Cornerstone OnDemand*	2,802	96
Covisint*	500	2
Cray*	2,000	52
CSG Systems International	1,870	49
CTS	1,866	30
CUI Global*	800	6

Description	Shares	Value (000)
Cvent*	1,000	$25
Cyan*	1,400	4
Cypress Semiconductor	8,365	83
Daktronics	2,000	25
Datalink*	800	9
Dealertrack Technologies*	22,630	982
Demand Media*	300	3
Demandware*	1,600	81
Dice Holdings*	2,200	18
Diebold	46,600	1,646
Digi International*	900	7
Digimarc	300	6
Digital River*	1,473	21
Diodes*	1,800	43
Dot Hill Systems*	2,400	9
DSP Group*	800	7
DTS*	27,400	692
E2open*	1,000	9
EarthLink Holdings	4,500	15
Eastman Kodak*	900	20
Ebix	1,800	26
Electro Rent	700	10
Electro Scientific Industries	1,000	7
Electronic Arts*	22,880	815
Electronics For Imaging*	27,619	1,220
Ellie Mae*	1,499	49
Emulex*	3,764	19
Endurance International Group Holdings*	1,300	21
EnerNOC*	1,200	20
Entegris*	7,409	85
Entropic Communications*	3,400	9
Envestnet*	1,800	81
EPAM Systems*	1,900	83
Epiq Systems	1,700	30
ePlus*	200	11
Euronet Worldwide*	2,728	130
EVERTEC	3,492	78
Everyday Health*	400	6
Exar*	1,700	15
ExlService Holdings*	1,802	44
Extreme Networks*	4,400	21
F5 Networks*	17,000	2,019
Fabrinet*	1,600	23
Fair Isaac	1,706	94
Fairchild Semiconductor International, Cl A*	6,600	102
FARO Technologies*	19,563	992
FEI	2,206	166
Finisar*	5,090	85
Five9*	800	5
FleetMatics Group*	19,991	610
FormFactor*	2,400	17
Forrester Research	500	18

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Fortinet*	48,700	$1,230
Gigamon*	1,000	10
Global Cash Access Holdings*	3,078	21
Global Eagle Entertainment*	2,200	25
Glu Mobile*	4,700	24
Gogo*	2,800	47
GrubHub*	400	14
GSI Group*	1,800	21
GT Advanced Technologies*	149,750	1,623
GTT Communications*	700	8
Guidance Software*	700	5
Guidewire Software*	3,573	158
Hackett Group	700	4
Harmonic*	4,427	28
Heartland Payment Systems	1,903	91
Higher One Holdings*	1,300	3
iGATE*	1,800	66
II-VI*	2,435	29
Immersion*	1,352	12
Imperva*	1,040	30
Infinera*	52,327	558
Infoblox*	2,955	44
Information Services Group*	1,600	6
Inphi*	1,482	21
Insight Enterprises*	2,174	49
Integrated Device Technology*	95,379	1,522
Integrated Silicon Solution	1,400	19
Interactive Intelligence Group*	800	33
InterDigital	2,100	84
Internap Network Services*	2,300	16
International Rectifier*	3,776	148
Intersil, Cl A	50,991	725
Intevac*	1,000	7
Intralinks Holdings*	1,700	14
InvenSense, Cl A*	3,829	76
Itron*	2,100	83
Ixia*	3,300	30
IXYS	900	9
j2 Global	16,489	814
Jive Software*	1,800	10
Kemet*	1,700	7
Kofax*	3,900	30
Kopin*	2,700	9
KVH Industries*	600	7
Lattice Semiconductor*	6,412	48
Lexmark International, Cl A	49,353	2,097
Limelight Networks*	1,600	4
Lionbridge Technologies*	3,500	16
Liquidity Services*	1,000	14
Littelfuse	1,211	103
LivePerson*	43,981	554
LogMeIn*	19,921	918
Luxoft Holding, Cl A*	400	15

Description	Shares	Value (000)
M/A-COM TTechnology Solutions Holdings*	700	$15
Manhattan Associates*	4,030	135
ManTech International, Cl A	1,200	32
Marchex, Cl B	1,600	7
Marin Software*	1,200	10
Marketo*	1,191	38
Mavenir Systems*	400	5
MAXIMUS	3,560	143
MaxLinear, Cl A*	1,000	7
Maxwell Technologies*	1,300	11
Measurement Specialties*	782	67
Mellanox Technologies*	11,600	520
Mentor Graphics	5,092	104
Mercury Systems*	1,900	21
Mesa Laboratories	100	6
Methode Electronics	2,000	74
Micrel	121,275	1,460
Microsemi*	32,623	829
MicroStrategy, Cl A*	500	65
Millennial Media*	3,100	6
MKS Instruments	2,838	95
Mobileye*	8,800	472
Model N*	977	10
ModusLink Global Solutions*	1,500	5
MoneyGram International*	1,386	17
Monolithic Power Systems	2,000	88
Monotype Imaging Holdings	2,110	60
Monster Worldwide*	4,000	22
Move*	2,048	43
MTS Systems	795	54
Multi-Fineline Electronix*	500	5
Nanometrics*	1,000	15
NETGEAR*	1,969	62
NetScout Systems*	1,900	87
NeuStar, Cl A*	3,000	74
Newport*	1,850	33
NIC	3,490	60
Nimble Storage*	400	10
Numerex, Cl A*	600	6
NVE*	200	13
Oclaro*	3,800	5
OmniVision Technologies*	2,962	78
Oplink Communications	800	13
OPOWER*	400	8
OSI Systems*	1,110	70
Pandora Media*	57,150	1,381
Park City Group*	500	5
Park Electrochemical	973	23
ParkerVision*	3,900	4
Paycom Software*	400	7
PC Connection	400	9
PDF Solutions*	1,600	20

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Pegasystems	1,639	$31
Peregrine Semiconductor*	1,100	14
Perficient*	1,606	24
Pericom Semiconductor*	900	9
Photronics*	2,894	23
Plantronics	21,124	1,009
Plexus*	1,832	68
PMC-Sierra*	9,318	70
Polycom*	7,277	89
Power Integrations	1,583	85
PRGX Global*	1,200	7
Procera Networks*	800	8
Progress Software*	2,564	61
Proofpoint*	35,406	1,315
PROS Holdings*	1,333	34
Q2 Holdings*	500	7
QAD*	200	4
Qlik Technologies*	23,922	647
QLogic*	4,815	44
Qualys*	28,800	766
Quantum*	13,400	16
QuickLogic*	2,200	7
QuinStreet*	1,300	5
Rally Software Development*	1,100	13
Rambus*	71,626	894
RealD*	2,200	21
RealNetworks*	900	6
RealPage*	2,800	43
Reis	423	10
RF Micro Devices*	14,925	172
Rightside Group*	300	3
Rocket Fuel*	1,000	16
Rofin-Sinar Technologies*	1,600	37
Rogers*	900	49
Rosetta Stone*	700	6
Rubicon Project*	500	6
Rubicon Technology*	900	4
Ruckus Wireless*	3,500	47
Rudolph Technologies*	1,300	12
Sanmina*	4,315	90
Sapiens International*	1,247	9
Sapient*	6,081	85
ScanSource*	1,509	52
Science Applications International	2,209	98
SciQuest*	1,200	18
Seachange International*	1,500	10
Semtech*	3,608	98
ServiceNow*	40,145	2,361
ServiceSource International*	3,800	12
ShoreTel*	3,600	24
Shutterstock*	11,465	818
Silicon Graphics International*	2,100	19
Silicon Image*	3,600	18

Description	Shares	Value (000)
Silicon Laboratories*	2,300	$93
Silicon Motion Technology ADR	39,711	1,070
Silver Spring Networks*	1,400	13
Skyworks Solutions	37,000	2,149
Sonus Networks*	13,381	46
Spansion, Cl A*	44,630	1,017
Speed Commerce*	1,900	5
SPS Commerce*	800	43
SS&C Technologies Holdings*	3,578	157
Stamps.com*	800	25
Stratasys*	8,400	1,015
SunPower, Cl A*	25,928	878
Super Micro Computer*	1,900	56
Sykes Enterprises*	2,200	44
Synaptics*	1,882	138
Synchronoss Technologies*	25,614	1,173
SYNNEX	1,494	97
Syntel*	800	70
Take-Two Interactive Software*	4,422	102
Tangoe*	2,000	27
TechTarget*	800	7
TeleCommunication Systems, Cl A*	1,400	4
Telenav*	1,100	7
TeleTech Holdings*	800	20
Tessco Technologies	200	6
Tessera Technologies	46,522	1,237
Textura*	1,100	29
TiVo*	6,091	78
Travelzoo*	300	5
Tremor Video*	1,700	4
TriQuint Semiconductor*	8,939	170
TrueCar*	400	7
Trulia*	1,982	97
TTM Technologies*	2,900	20
Tyler Technologies*	9,042	799
Ubiquiti Networks	1,560	59
Ultimate Software Group*	1,479	209
Ultra Clean Holdings*	1,700	15
Ultratech*	1,304	30
Unisys*	2,761	65
Universal Display*	2,153	70
Unwired Planet*	4,100	8
Varonis Systems*	100	2
VASCO Data Security International*	44,900	843
Veeco Instruments*	2,126	74
VeriFone Systems*	67,075	2,307
Verint Systems*	30,494	1,696
ViaSat*	2,173	120
Violin Memory*	3,300	16
VirnetX Holding*	2,200	13
Virtusa*	1,399	50
Vishay Intertechnology	151,490	2,164
Vishay Precision Group*	500	7

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Vistaprint*	1,619	$89
Vitesse Semiconductor*	2,300	8
Vringo*	4,200	4
Web.com Group*	2,551	51
WebMD Health, Cl A*	37,090	1,551
WEX*	12,346	1,362
Wix.com*	700	11
Xcerra*	76,298	747
XO Group*	1,200	13
Xoom*	1,600	35
Yelp, Cl A*	23,890	1,631
YuMe*	900	5
Zendesk*	500	11
Zix*	2,200	8

		81,716

Materials – 5.2%
A Schulman	1,528	55
Advanced Emissions Solutions*	1,000	21
AEP Industries*	200	8
AK Steel Holding*	9,052	73
Allied Nevada Gold*	6,100	20
AM Castle*	600	5
American Vanguard	1,200	13
Ampco-Pittsburgh	300	6
AptarGroup	32,100	1,947
Avery Dennison	40,735	1,818
Axiall	3,657	131
Balchem	1,565	89
Berry Plastics Group*	4,700	119
Boise Cascade*	2,107	64
Calgon Carbon*	2,900	56
Century Aluminum*	2,764	72
Chase	300	9
Chemtura*	4,748	111
Clearwater Paper*	12,945	777
Coeur Mining*	4,776	24
Commercial Metals	6,237	106
Deltic Timber	542	34
Eagle Materials	31,831	3,241
Ferro*	3,903	57
Flotek Industries*	2,900	76
FutureFuel	900	11
Globe Specialty Metals	3,400	62
Gold Resource	1,900	10
Graphic Packaging Holding*	96,845	1,204
Greif, Cl A	27,480	1,204
Handy & Harman*	300	8
Hawkins	600	22
Haynes International	15,665	720
HB Fuller	2,668	106
Headwaters*	70,583	885
Hecla Mining	18,622	46
Horsehead Holding*	75,103	1,240

Description	Shares	Value (000)
Innophos Holdings	16,770	$925
Innospec	1,344	48
Intrepid Potash*	3,074	47
Kaiser Aluminum	7,131	544
KapStone Paper and Packaging*	4,429	124
KMG Chemicals	500	8
Koppers Holdings	948	31
Kraton Performance Polymers*	1,700	30
Kronos Worldwide	83,620	1,153
Landec*	1,500	18
Louisiana-Pacific*	7,403	101
LSB Industries*	1,000	36
Marrone Bio Innovations*	400	1
Materion	953	29
Minerals Technologies	1,807	112
Molycorp*	7,200	9
Myers Industries	1,298	23
Neenah Paper	764	41
Noranda Aluminum Holding	2,100	9
Olin	4,129	104
Olympic Steel	400	8
OM Group	1,619	42
OMNOVA Solutions*	2,100	11
PH Glatfelter	2,376	52
PolyOne	23,965	853
Quaker Chemical	710	51
Rentech*	10,100	17
Resolute Forest Products*	3,500	55
RTI International Metals*	1,700	42
Schnitzer Steel Industries, Cl A	42,518	1,023
Schweitzer-Mauduit International	1,644	68
Senomyx*	1,700	14
Sensient Technologies	2,637	138
Stepan	900	40
Stillwater Mining*	6,328	95
SunCoke Energy*	3,724	84
Taminco*	1,500	39
Trecora Resources*	800	10
Tredegar	1,100	20
Trinseo*	600	9
Tronox, Cl A	3,297	86
UFP Technologies*	300	7
United States Lime & Minerals	100	6
Universal Stainless & Alloy Products*	300	8
US Concrete*	600	16
US Silica Holdings	2,827	177
Vulcan Materials	20,600	1,241
Walter Energy	3,146	7
Wausau Paper	1,900	15
Worthington Industries	2,732	102
Zep	1,000	14

		22,193

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Telecommunication Services – 0.6%
8x8*	4,600	$31
Atlantic Telegraph-Network	392	21
Boingo Wireless*	1,200	9
Cincinnati Bell*	11,500	39
Cogent Communications Holdings	2,451	82
Consolidated Communications
Holdings	2,152	54
Enventis	600	11
FairPoint Communications*	1,200	18
General Communication, Cl A*	1,900	21
Globalstar*	14,782	54
Hawaiian Telcom Holdco*	400	10
IDT, Cl B	600	10
inContact*	87,480	760
Inteliquent	1,500	19
Intelsat*	1,400	24
Iridium Communications*	3,748	33
Lumos Networks	916	15
magicJack VocalTec*	700	7
NTELOS Holdings	600	6
ORBCOMM*	2,700	16
Premiere Global Services*	2,244	27
RingCentral, Cl A*	39,300	500
SBA Communications, Cl A*	6,006	665
Shenandoah Telecommunications	1,200	30
Spok Holdings	1,200	16
Vonage Holdings*	8,000	26

		2,504

Utilities – 0.8%
Abengoa Yield*	1,500	53
ALLETE	2,221	99
American States Water	2,073	63
Artesian Resources, Cl A	300	6
Atlantic Power	5,300	13
Avista	3,200	98
Black Hills	2,319	111
California Water Service Group	37,740	847
Chesapeake Utilities	690	29
Cleco	3,124	149
Connecticut Water Service	523	17
Dynegy, Cl A*	5,237	151
El Paso Electric	2,158	79
Empire District Electric	2,381	58
IDACORP	2,674	143
Laclede Group	2,300	107
MGE Energy	1,882	70
Middlesex Water	700	14
New Jersey Resources	2,208	112
Northwest Natural Gas	1,440	61
NorthWestern	2,100	95
NRG Yield, Cl A	1,322	62
ONE Gas	2,800	96

Description	Shares	Value (000)
Ormat Technologies	800	$21
Otter Tail	1,974	53
Pattern Energy Group, Cl A	2,101	65
Piedmont Natural Gas	4,123	137
PNM Resources	4,209	105
Portland General Electric	4,100	132
SJW	800	21
South Jersey Industries	1,798	96
Southwest Gas	2,405	117
TerraForm Power, Cl A*	1,200	35
UIL Holdings	2,963	105
Unitil	717	22
WGL Holdings	2,753	116
York Water	500	10

		3,568

Total Common Stock (Cost $412,726) (000)		412,870

	Number of Rights
Rights — 0.0%
Central European Media*	50	—
Chelsea Therapeutics International*	2,000	—
Furiex Pharmaceuticals*	300	—
Leap Wireless*	2,300	—

Total Rights (Cost $—) (000)		—

Cash Equivalent (B) — 2.6%
State Street Institutional Liquid Reserves Fund, 0.000%	11,079,501	11,080

Total Cash Equivalent (Cost $11,080) (000)		11,080

Total Investments — 100.1% (Cost $423,806) (000) †		$423,950

Percentages are based on Net Assets of $423,553 (000).

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

A list of the open futures contracts held by the Fund at September 30, 2014, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation
Russell 2000 Index E-MINI	30	Dec-2014	$(122)

For the period ended September 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	The rate reported is the 7-day effective yield as of September 30, 2014.

ADR — American Depositary Receipt

Cl — Class

†	At September 30, 2014, the tax cost basis of the Fund’s investments was $423,806 (000), and the unrealized appreciation and depreciation were $20,261 (000) and $(20,117) (000), respectively.

As of September 30, 2014, all of the Fund’s investments and other financial instruments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2014, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

Amounts designated as “—” are $0 or have been rounded to $0.

KP International Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Common Stock — 95.8%
Australia – 2.9%
AGL Energy	16,323	$194
ALS	27,930	129
Alumina*	486,340	722
Amcor	56,529	560
AMP	64,644	309
Ansell	3,937	67
APA Group	17,345	113
Asciano	21,574	114
ASX	4,138	130
Aurizon Holdings	44,858	178
AusNet Services	40,067	48
Australia & New Zealand Banking Group	65,152	1,764
Bank of Queensland	8,143	83
Bendigo & Adelaide Bank	9,005	94
BHP Billiton	81,961	2,430
BlueScope Steel*	80,868	384
Boral	17,185	75
Brambles	34,218	285
Caltex Australia	2,614	64
CFS Retail Property Trust Group‡	40,961	72
Coca-Cola Amatil	69,870	537
Cochlear	1,257	77
Commonwealth Bank of Australia	34,897	2,299
Computershare	10,305	110
Crown Resorts	7,848	95
CSL	10,528	684
Dexus Property Group‡	116,622	113
DuluxGroup	27,469	134
Fairfax Media*	544,919	369
Federation Centres‡	26,849	61
Flight Centre Travel Group	1,071	40
Fortescue Metals Group	33,376	102
Goodman Fielder*	276,941	152
Goodman Group‡	36,569	166
GPT Group‡	35,908	122
Harvey Norman Holdings	13,113	42
Iluka Resources	48,670	335
Incitec Pivot	36,861	87
Insurance Australia Group	51,307	275
Leighton Holdings	1,817	31
Lend Lease Group	12,111	152
Macquarie Group	6,313	318
Metcash	65,714	151
Mirvac Group‡	79,074	119
National Australia Bank	51,630	1,471
Newcrest Mining	16,289	150
Orica	80,606	1,334
Origin Energy	24,465	321
Orora	30,600	44
Premier Investments	3,000	27
Qantas Airways*	17,713	22

Description	Shares	Value (000)
QBE Insurance Group	28,416	$290
Ramsay Health Care	2,816	123
REA Group	1,020	39
Rio Tinto	9,455	493
SAI Global*	55,727	198
Santos	37,634	450
Scentre Group‡ *	116,236	333
Seek	6,993	99
Sigma Pharmaceuticals	185,893	129
Sonic Healthcare	8,159	125
Stockland‡	48,105	166
Suncorp Group	28,067	345
Sydney Airport	24,784	93
Tabcorp Holdings	14,182	45
Tatts Group	32,791	90
Telstra	93,192	433
Toll Holdings	67,772	335
TPG Telecom	5,030	30
Transpacific Industries Group*	267,260	191
Transurban Group	37,758	255
Treasury Wine Estates	12,125	45
Wesfarmers	25,104	926
Westfield‡	41,144	268
Westpac Banking	68,164	1,918
Woodside Petroleum	16,312	580
Woolworths	27,621	828
WorleyParsons	4,295	58
Wotif.com Holdings	19,496	53

		26,693

Austria – 0.2%
Andritz	5,521	294
Erste Group Bank	5,952	136
IMMOFINANZ	19,915	57
Oesterreichische Post	8,017	384
OMV	3,056	103
Raiffeisen Bank International	2,306	50
Telekom Austria	4,165	38
Vienna Insurance Group Wiener Versicherung Gruppe	948	43
Voestalpine	2,432	96
Wienerberger	24,675	318

		1,519

Belgium – 0.5%
Ageas	4,721	157
Anheuser-Busch InBev	31,164	3,468
Belgacom	3,282	114
Colruyt	1,426	63
Delhaize Group	2,185	152
Groupe Bruxelles Lambert	1,705	156
KBC Groep	5,534	295
Solvay	1,291	199
Telenet Group Holding*	959	55
UCB	2,654	241
Umicore	2,441	107

		5,007

KP International Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Brazil – 2.6%
&FBovespa	111,480	$511
B2W Cia Digital*	43,868	585
Banco do Brasil	215,400	2,240
Bematech	27,400	91
Brasil Pharma*	130,815	199
Braskem ADR	7,379	97
BRF	15,200	363
CETIP - Mercados Organizados	262,000	3,254
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	67,735	2,955
Cia Energetica de Minas Gerais ADR	278,359	1,734
EDP - Energias do Brasil	168,300	683
Embraer ADR	45,446	1,782
Gafisa	51,500	62
Grupo BTG Pactual	18,700	253
Itau Unibanco Holding	140,728	1,954
JBS	85,300	321
Kepler Weber	2,700	52
Kroton Educacional	313,200	1,968
Light	80,600	691
LPS Brasil Consultoria de Imoveis	64,300	289
Magazine Luiza*	126,700	386
Mahle-Metal Leve Industria e Comercio	11,000	97
Marfrig Global Foods*	58,100	160
MRV Engenharia e Participacoes	170,600	567
Porto Seguro	31,300	364
Rodobens Negocios Imobiliarios	7,500	31
Sao Martinho	22,600	364
Telefonica Brasil ADR	38,402	756
Tim Participacoes ADR	22,403	587
Totvs	31,200	474
Via Varejo*	26,100	259

		24,129

Canada – 1.3%
Brookfield Asset Management, Cl A	11,141	500
Canadian National Railway	67,184	4,767
Canadian Natural Resources	29,778	1,157
Loblaw	43,952	2,200
Rogers Communications, Cl B	16,347	612
Valeant Pharmaceuticals International*	21,068	2,764

		12,000

Chile – 0.2%
Banco Santander Chile ADR	35,510	785
Cia Cervecerias Unidas	56,239	619
Quinenco	92,031	199
Sociedad Quimica y Minera de
Chile ADR	7,809	204

		1,807

China – 2.2%
Agricultural Bank of China, Cl H	237,000	105
Ajisen China Holdings	291,000	230
Asia Cement China Holdings	50,500	31
Baidu ADR*	5,156	1,125

Description	Shares	Value (000)
Bank of China, Cl H	5,649,000	$2,532
BYD Electronic International	291,000	337
China Construction Bank, Cl H	7,218,000	5,057
China Digital TV Holding ADR*	25,800	106
China Merchants Bank, Cl H	186,500	319
China Railway Construction, Cl H	182,000	165
China Telecom, Cl H	2,988,000	1,832
Goodbaby International Holdings	335,000	145
Harbin Electric, Cl H	118,000	71
Huaneng Power International, Cl H	666,000	727
Huaxin Cement, Cl B	95,296	106
Li Ning*	660,500	349
Mindray Medical International ADR	9,880	298
Peak Sport Products	376,000	108
PetroChina, Cl H	2,564,000	3,286
Shanghai Electric Group, Cl H	264,000	140
Shenzhen Expressway, Cl H	194,000	130
Sichuan Expressway Company*	220,000	83
SOHO China	346,000	250
TravelSky Technology, Cl H	583,000	628
Tsingtao Brewery, Cl H	62,000	442
Vipshop Holdings ADR*	6,192	1,170
Wumart Stores, Cl H	277,000	259
Xingda International Holdings	111,000	38
Xiwang Special Steel	393,000	52
Yangzijiang Shipbuilding Holdings	47,000	43
Yingde Gases Group	327,000	309

		20,473

Colombia – 0.0%
Bancolombia ADR	6,800	386

Czech Republic – 0.1%
CEZ	30,700	933
Komercni Banka	885	211

		1,144

Denmark – 1.5%
AP Moeller - Maersk, Cl B	237	558
Carlsberg, Cl B	22,256	1,979
Coloplast, Cl B	32,354	2,713
Danske Bank	19,902	541
DSV	3,673	103
GN Store Nord	42,954	948
Novo Nordisk, Cl B	69,170	3,310
Novozymes, Cl B	5,001	217
Pandora	2,442	191
TDC	17,300	131
Topdanmark*	6,559	199
Tryg	475	49
Vestas Wind Systems*	55,236	2,159
William Demant Holding*	9,469	726

		13,824

Finland – 0.8%
Cargotec, Cl B	2,700	90
Elisa	3,269	87
Fortum	9,342	228
Kone, Cl B	6,852	275

KP International Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Metso	19,563	$697
Neste Oil	2,483	51
Nokia	82,322	702
Nokian Renkaat	2,610	79
Orion, Cl B	2,254	88
Outokumpu	968	7
Sampo, Cl A	57,361	2,783
Stora Enso, Cl R	11,423	95
Tikkurila	53,215	1,110
UPM-Kymmene	11,185	160
Wartsila Abp	10,254	459

		6,911

France – 6.8%
Accor	3,630	161
Aeroports de Paris	682	82
Air France-KLM*	49,662	466
Air Liquide	45,234	5,517
Alcatel-Lucent*	58,685	182
Alstom	4,596	157
Arkema	1,248	84
AtoS	1,697	123
AXA	65,951	1,625
BNP Paribas	42,273	2,804
Bollore	124	70
Bouygues	4,083	132
Bureau Veritas	4,587	101
Capital Gemini	3,028	217
Carrefour	18,979	586
Casino Guichard Perrachon	1,208	130
Christian Dior	1,145	192
Cie de St. Gobain	9,508	435
Cie Generale des Etablissements Michelin	3,993	377
CNP Assurances	3,228	61
Credit Agricole	21,859	330
Danone	83,188	5,569
Dassault Systemes	20,467	1,315
Edenred	18,955	468
Electricite de France	5,138	169
Essilor International	4,432	487
Eurazeo	751	54
Eurofins Scientific	2,082	539
Eutelsat Communications	3,476	112
Fonciere Des Regions‡	546	49
GDF Suez	146,841	3,683
Gecina‡	620	81
Groupe Eurotunnel	62,611	765
ICADE‡	860	73
Iliad	562	119
Imerys	1,988	147
JCDecaux	1,355	43
Kering	1,653	333
Klepierre‡	2,229	98
Lafarge	4,090	294
Lagardere	2,320	62
Legrand	47,546	2,474

Description	Shares	Value (000)
L’Oreal	5,521	$877
LVMH Moet Hennessy Louis
Vuitton	30,949	5,031
Natixis	19,928	137
Neopost	7,809	574
Orange	40,788	613
Pernod Ricard	46,255	5,237
Peugeot	8,429	108
Publicis Groupe*	3,779	260
Remy Cointreau	499	36
Renault	4,203	305
Rexel	5,366	100
Safran	5,907	384
Sanofi	29,949	3,388
Schneider Electric	75,981	5,834
SCOR	3,482	109
Societe BIC	654	84
Societe Generale	15,818	808
Sodexo	1,982	194
Suez Environnement	5,824	99
Technip	3,504	295
Thales	6,798	362
Total	52,724	3,426
Unibail-Rodamco‡	2,085	536
Valeo	1,595	178
Vallourec	8,968	412
Veolia Environnement*	8,969	158
Vicat	2,915	189
Vinci	10,634	618
Vivendi	26,611	643
Wendel	656	74
Zodiac Aerospace	3,859	123

		61,958

Germany – 6.4%
adidas	6,233	467
Allianz	10,010	1,622
Axel Springer	2,566	141
BASF	35,837	3,288
Bayer	90,215	12,638
Bayerische Motoren Werke	18,207	1,955
Beiersdorf	43,871	3,665
Brenntag	6,328	311
Celesio	1,080	36
Commerzbank*	21,128	316
Continental	2,353	448
CTS Eventim & KGaA	8,963	253
Daimler	21,116	1,620
Deutsche Bank	30,278	1,062
Deutsche Boerse	4,265	287
Deutsche Lufthansa	5,196	82
Deutsche Post	21,273	682
Deutsche Telekom	133,191	2,019
Deutsche Wohnen	5,938	127
E.ON	66,034	1,209
Fielmann	2,916	179

KP International Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Fraport Frankfurt Airport Services Worldwide	715	$47
Fresenius & KGaA	8,223	407
Fresenius Medical Care & KGaA	27,633	1,930
GEA Group	7,399	322
Gerresheimer	282	18
Hannover Rueck	2,971	240
HeidelbergCement	2,955	195
Henkel & KGaA	2,448	229
Hochtief	524	36
Hugo Boss	724	90
Infineon Technologies	24,713	256
K+S	3,575	101
Kabel Deutschland Holding	516	70
LANXESS	2,026	112
Linde	26,004	4,998
MAN	805	91
Merck KGaA	42,805	3,948
Metro	3,584	118
MTU Aero Engines	9,308	795
Muenchener Rueckversicherungs	3,801	752
OSRAM Licht*	1,957	73
ProSiebenSat.1 Media	49,988	1,992
RWE	10,651	415
SAP	73,207	5,280
Siemens	17,382	2,072
Sky Deutschland*	8,808	75
Symrise	6,237	332
Telefonica Deutschland Holding	11,532	60
ThyssenKrupp	9,447	248
TUI	16,866	252
United Internet	2,635	112
Volkswagen	630	131

		58,204

Greece – 0.1%
Aegean Airlines	17,695	144
Athens Water Supply & Sewage	11,513	106
Ellaktor	6,925	27
Intracom Holdings*	29,411	18
Metka	3,497	45
Mytilineos Holdings*	15,516	121
Public Power	22,622	269
Tsakos Energy Navigation*	68,779	439

		1,169

Guernsey – 0.0%
Friends Life Group	29,431	147

Hong Kong – 3.4%
AIA Group	995,800	5,150
APT Satellite Holdings	98,000	139
ASM Pacific Technology	4,500	45
Bank of East Asia	26,869	109
BOC Hong Kong Holdings	77,500	247
Cathay Pacific Airways	22,000	41
Cheung Kong Holdings	30,000	494
Cheung Kong Infrastructure Holdings	13,000	91

Description	Shares	Value (000)
China Mengniu Dairy	94,000	$387
China Mobile	111,500	1,289
China Ocean Resources	185,480	226
China Resources Cement Holdings	286,000	196
China Resources Enterprise	418,367	990
China Travel International Investment	230,000	68
China Unicom Hong Kong	2,036,000	3,042
CLP Holdings	41,500	334
Daphne International Holdings	470,000	238
Esprit Holdings	662,800	857
First Pacific	510,000	531
Galaxy Entertainment Group	50,000	290
Geely Automobile Holdings	265,000	111
Genting Singapore	135,000	121
Global Brands Group Holding*	5,216,000	1,149
GOME Electrical Appliances Holding	4,404,000	715
Guangdong Yueyun Transportation Company, Cl H	93,000	58
Guangnan Holdings	260,000	35
Hang Lung Properties	48,000	137
Hang Seng Bank	15,900	255
Henderson Land Development	21,700	141
HKT Trust	57,740	70
Hong Kong & China Gas	138,200	300
Hong Kong Exchanges and Clearing	23,653	509
Hongkong & Shanghai Hotels	255,208	372
Huabao International Holdings	101,000	78
Hutchison Whampoa	156,000	1,888
Hydoo International Holding	84,000	18
Hysan Development	13,000	60
Jardine Matheson Holdings	18,400	1,097
Ju Teng International Holdings	148,000	85
Kerry Properties	12,000	40
Kingboard Laminates Holdings	184,500	78
Lenovo Group	2,110,000	3,141
Li & Fung	2,504,000	2,844
Link‡	50,500	291
MGM China Holdings	17,600	51
MMG	104,000	37
MTR	31,000	121
New World Development	134,178	156
Noble Group	98,000	100
NWS Holdings	27,697	49
PCCW	83,136	52
Power Assets Holdings	29,000	256
Scud Group	252,000	36
Shangri-La Asia	26,000	39
Shui On Land	829,000	186
Sino Land	62,000	96
SJM Holdings	40,000	76
SmarTone Telecommunications Holdings	69,500	97
Sun Hung Kai Properties	35,310	500
Swire Pacific, Cl A	13,500	174

KP International Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Swire Properties	26,800	$84
Techtronic Industries	28,500	82
Television Broadcasts	48,300	288
Wharf Holdings	32,000	227
Wheelock	20,000	96
Wynn Macau	33,200	106
Yue Yuen Industrial Holdings	14,000	42
Yuzhou Properties	225,000	48

		31,356

India – 0.7%
Dr Reddy’s Laboratories ADR	1,157	61
ICICI Bank ADR	12,656	621
Infosys ADR	37,130	2,246
State Bank of India GDR	1,399	111
Tata Motors ADR	64,860	2,835
WNS Holdings ADR*	27,545	620

		6,494

Indonesia – 1.0%
Adhi Karya Persero	1,372,000	311
Agung Podomoro Land	2,076,500	58
Bank Mandiri Persero	1,040,300	860
Bank Negara Indonesia Persero	4,570,600	2,072
Bank Rakyat Indonesia Persero	3,430,600	2,936
Benakat Integra*	3,542,800	36
Delta Dunia Makmur*	3,345,500	71
Elnusa	4,079,000	211
PT Energi Mega Persada*	13,967,200	118
PT Multipolar*	5,074,000	433
PT Vale Indonesia*	1,596,900	492
Telekomunikasi Indonesia Persero	2,974,900	712
United Tractors	355,500	581
XL Axiata	263,600	134

		9,025

Ireland – 0.5%
Bank of Ireland*	4,168,642	1,631
CRH PLC	20,416	467
DCC PLC	11,973	664
Experian	67,481	1,076
Independent News & Media*	210,877	40
Irish Continental Group PLC	64,550	225
Kerry Group, Cl A	3,305	233
Paddy Power	8,225	594
Ryanair Holdings PLC ADR*	700	40

		4,970

Israel – 0.3%
Bank Hapoalim	21,912	124
Bank Leumi Le-Israel*	27,523	111
Bezeq The Israeli Telecommunication	44,326	77
Check Point Software Technologies*	13,476	933
Delek Group	88	33
Israel*	43	24
Israel Chemicals	10,314	74
Mizrahi Tefahot Bank*	2,580	31
NICE-Systems	1,126	46

Description	Shares	Value (000)
Teva Pharmaceutical Industries	18,193	$981

		2,434

Italy – 1.5%
Assicurazioni Generali	24,965	525
Atlantia	8,662	214
Banca Monte dei Paschi di Siena*	92,944	123
Banco Popolare*	7,997	117
CNH Industrial	103,684	825
Davide Campari*	16,867	122
Enel	144,653	768
Enel Green Power	39,116	100
Eni	55,816	1,330
Exor	1,932	75
Fiat	18,172	175
Finmeccanica	9,267	90
Intesa Sanpaolo	333,210	1,006
Luxottica Group	32,876	1,712
Mediobanca	13,368	115
Piaggio & C.*	438,132	1,182
Pirelli & C.	4,679	65
Prysmian	3,977	74
Saipem	121,155	2,577
Snam	42,425	235
Telecom Italia	343,962	360
Terna Rete Elettrica Nazionale	32,029	161
UniCredit	160,602	1,269
Unione di Banche Italiane	17,779	150
UnipolSai	18,094	51

		13,421

Japan – 14.6%
ABC-Mart	400	20
Acom*	6,400	21
Advantest	3,000	39
Aeon	13,500	134
AEON Financial Service	2,100	45
Aeon Mall	2,300	44
Air Water	3,000	45
Aisin Seiki	4,100	148
Ajinomoto	12,000	200
Alfresa Holdings	62,800	905
Amada	7,000	67
ANA Holdings	24,000	56
Aozora Bank	25,000	85
Asahi Glass	22,000	119
Asahi Group Holdings	8,500	246
Asahi Kasei	27,000	219
Asics	3,000	68
Astellas Pharma	93,300	1,390
Azbil	10,900	267
Bank of Kyoto	7,000	58
Bank of Yokohama	82,000	451
Benesse Holdings	1,300	43
Bridgestone	14,100	466
Brother Industries	5,100	94
Calbee	1,400	46
Canon	24,900	811

KP International Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Casio Computer	4,300	$72
Central Japan Railway	3,100	419
Chiba Bank	71,000	494
Chiyoda	3,000	33
Chubu Electric Power	13,700	158
Chugai Pharmaceutical	4,700	136
Chugoku Bank	3,400	50
Chugoku Electric Power	6,800	87
Citizen Holdings	5,000	33
Credit Saison	2,900	56
Dai Nippon Printing	13,000	130
Daicel	6,000	65
Daido Steel	5,000	20
Daihatsu Motor	4,300	68
Dai-ichi Life Insurance	129,900	1,928
Daiichi Sankyo	13,300	209
Daikin Industries	5,200	322
Daito Trust Construction	1,500	177
Daiwa House Industry	12,400	222
Daiwa Securities Group	35,000	277
Dena	1,700	22
Denso	107,100	4,935
Dentsu	19,400	738
Don Quijote Holdings	1,300	75
East Japan Railway	24,200	1,814
Eisai	5,300	214
Electric Power Development	2,700	88
FamilyMart	1,400	53
FANUC	18,500	3,341
Fast Retailing	1,200	402
Fuji Electric	11,000	53
Fuji Heavy Industries	12,800	423
FUJIFILM Holdings	73,300	2,252
Fujitsu	236,000	1,452
Fukuoka Financial Group	15,000	72
Gree	1,700	12
GungHo Online Entertainment	8,100	39
Gunma Bank	7,000	40
Hachijuni Bank	9,000	54
Hakuhodo DY Holdings	4,400	45
Hamamatsu Photonics	1,600	76
Hankyu Hanshin Holdings	24,000	140
Hikari Tsushin	400	28
Hino Motors	5,700	80
Hirose Electric	600	74
Hiroshima Bank	9,000	44
Hisamitsu Pharmaceutical	1,200	43
Hitachi	362,000	2,764
Hitachi Chemical	2,500	44
Hitachi Construction Machinery	2,000	40
Hitachi High-Technologies	1,500	43
Hitachi Metals	30,000	541
Hokuhoku Financial Group	22,000	43
Hokuriku Electric Power	3,200	42
Honda Motor	177,300	6,142
Hoya	138,100	4,638

Description	Shares	Value (000)
Hulic	5,000	$53
Ibiden	2,500	49
Idemitsu Kosan	2,100	45
IHI	30,000	155
Iida Group Holdings	3,000	37
Inpex	211,500	2,988
Isetan Mitsukoshi Holdings	73,100	951
Isuzu Motors	12,500	177
ITOCHU	45,600	557
Itochu Techno-Solutions	400	17
Iyo Bank	5,800	59
J Front Retailing	4,500	59
Japan Airlines	2,000	55
Japan Display*	7,000	34
Japan Exchange Group	5,600	133
Japan Prime Realty Investment‡	15	54
Japan Real Estate Investment‡	27	139
Japan Retail Fund Investment‡	50	101
Japan Tobacco	87,400	2,843
JFE Holdings	40,300	804
JGC	5,000	136
Joyo Bank	15,000	74
JSR	4,000	70
JTEKT	4,200	70
JX Holdings	144,100	664
Kajima	19,000	91
Kakaku.com	2,900	41
Kamigumi	6,000	57
Kaneka	6,000	34
Kansai Electric Power	15,500	146
Kansai Paint	5,000	75
Kao	46,000	1,794
Kawasaki Heavy Industries	31,000	124
KDDI	12,800	769
Keikyu	9,000	75
Keio	13,000	96
Keisei Electric Railway	6,000	60
Keyence	1,000	435
Kikkoman	3,000	64
Kinden	20,000	206
Kintetsu	38,000	128
Kirin Holdings	82,200	1,092
Kobe Steel	67,000	109
Koito Manufacturing	2,000	54
Komatsu	20,000	463
Konami	2,400	50
Konica Minolta	10,300	111
Kubota	24,000	379
Kuraray	7,900	93
Kurita Water Industries	2,100	47
Kyocera	54,400	2,535
Kyowa Hakko Kirin	5,000	61
Kyushu Electric Power	9,300	100
Lawson	1,400	98
LIXIL Group	24,500	524
M3	3,900	63

KP International Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Mabuchi Motor	600	$52
Makita	2,500	141
Marubeni	34,500	236
Marui Group	67,000	552
Maruichi Steel Tube	700	17
Mazda Motor	11,300	283
McDonald’s Holdings Japan	1,100	27
Medipal Holdings	2,200	27
MEIJI Holdings	1,200	95
Miraca Holdings	1,100	45
Mitsubishi	88,400	1,811
Mitsubishi Chemical Holdings	29,000	143
Mitsubishi Electric	43,000	573
Mitsubishi Estate	55,000	1,237
Mitsubishi Gas Chemical	8,000	51
Mitsubishi Heavy Industries	219,000	1,409
Mitsubishi Logistics	31,000	445
Mitsubishi Materials	26,000	84
Mitsubishi Motors	13,600	165
Mitsubishi Tanabe Pharma	5,200	76
Mitsubishi UFJ Financial Group	529,400	2,993
Mitsubishi UFJ Lease & Finance	9,900	52
Mitsui	37,000	583
Mitsui Chemicals	15,000	42
Mitsui Fudosan	20,000	613
Mitsui OSK Lines	24,000	77
Mizuho Financial Group	807,600	1,442
MS&AD Insurance Group Holdings	67,700	1,477
Murata Manufacturing	4,400	500
Nabtesco	2,400	58
Nagoya Railroad	19,000	76
Namco Bandai Holdings	32,600	837
NEC	55,000	190
Nexon	3,000	25
NGK Insulators	6,000	143
NGK Spark Plug	4,000	118
NH Foods	44,000	932
NHK Spring	2,500	25
Nidec	4,300	291
Nikon	7,400	107
Nintendo	6,300	685
Nippon Building Fund‡	30	158
Nippon Electric Glass	7,000	34
Nippon Express	19,000	80
Nippon Paint Holdings	4,000	90
Nippon Prologis‡	30	70
Nippon Steel & Sumitomo Metal	163,000	423
NIPPON SUISAN KAISHA*	77,000	203
Nippon Telegraph & Telephone	47,400	2,948
Nippon Yusen	35,000	92
Nissan Motor	53,200	519
Nisshin Seifun Group	3,740	37
Nissin Foods Holdings	1,300	68
Nitori Holdings	1,600	99
Nitto Denko	3,300	181
NOK	1,800	41

Description	Shares	Value (000)
Nomura Holdings	77,700	$463
Nomura Real Estate Holdings	2,400	41
Nomura Research Institute	2,500	81
NSK	10,000	142
NTT Data	34,900	1,257
NTT DOCOMO	33,600	561
NTT Urban Development	1,800	19
Obayashi	168,000	1,151
Odakyu Electric Railway	13,000	119
Oji Holdings	16,000	61
Olympus	5,100	183
Omron	4,300	195
Ono Pharmaceutical	1,700	151
ONWARD HOLDINGS*	47,000	293
Oracle Japan	600	23
Oriental Land	1,100	208
ORIX	28,400	391
Osaka Gas	40,000	161
Otsuka	900	36
Otsuka Holdings	25,900	893
Panasonic	47,200	561
Park24	1,600	26
Rakuten	16,800	193
Resona Holdings	236,800	1,335
Ricoh	15,000	161
Rinnai	700	58
Rohm	2,100	132
Sankyo	1,100	39
Sanrio	800	23
Santen Pharmaceutical	1,500	84
SBI Holdings	3,900	44
Secom	20,000	1,191
Sega Sammy Holdings	23,300	375
Seibu Holdings	3,000	60
Seiko Epson	2,800	135
Sekisui Chemical	9,000	103
Sekisui House	72,700	856
Seven & I Holdings	59,500	2,309
Seven Bank	11,200	46
Sharp	34,000	97
Shikoku Electric Power	3,300	42
Shimadzu	6,000	52
Shimamura	400	37
Shimano	1,700	207
Shimizu	99,000	781
Shin-Etsu Chemical	37,500	2,450
Shinsei Bank	38,000	81
Shionogi	6,400	147
Shiseido	32,300	533
Shizuoka Bank	11,000	113
Showa Shell Sekiyu	4,400	42
SMC	1,200	331
SoftBank	21,100	1,480
Sompo Japan Nipponkoa Holdings	27,600	670
Sony	22,700	412
Sony Financial Holdings	3,900	63

KP International Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Stanley Electric	2,800	$61
Sumitomo	24,600	272
Sumitomo Chemical	267,000	951
Sumitomo Dainippon Pharma	3,300	42
Sumitomo Electric Industries	68,600	1,014
Sumitomo Forestry	35,200	379
Sumitomo Heavy Industries	13,000	73
Sumitomo Metal Mining	11,000	155
Sumitomo Mitsui Financial Group	79,400	3,236
Sumitomo Mitsui Trust Holdings	73,000	304
Sumitomo Realty & Development	8,000	285
Sumitomo Rubber Industries	3,200	45
Suntory Beverage & Food	3,000	106
Suruga Bank	4,000	80
Suzuken	1,700	49
Suzuki Motor	7,900	262
Sysmex	3,100	125
T&D Holdings	12,300	158
Taiheiyo Cement	26,000	98
Taisei	22,000	124
Taisho Pharmaceutical Holdings	600	41
Taiyo Nippon Sanso	39,000	344
Takashimaya	5,000	42
Takeda Pharmaceutical	17,400	756
TDK	2,600	145
Teijin	18,000	43
Terumo	86,700	2,078
THK	2,200	55
Tobu Railway	23,000	116
Toho	2,200	50
Toho Gas	10,000	56
Tohoku Electric Power	18,600	212
Tokio Marine Holdings	14,800	459
Tokyo Electric Power	32,600	114
Tokyo Electron	3,600	235
Tokyo Gas	196,000	1,102
Tokyo Tatemono	8,000	65
Tokyu	24,000	157
Tokyu Fudosan Holdings	9,700	67
TonenGeneral Sekiyu	7,000	61
Toppan Printing	11,000	79
Toray Industries	31,000	205
Toshiba	88,000	408
TOTO	6,000	66
Toyo Seikan Group Holdings	39,500	489
Toyo Suisan Kaisha	22,000	730
Toyoda Gosei	1,000	20
Toyota Industries	20,200	976
Toyota Motor	94,500	5,569
Toyota Tsusho	4,600	112
Trend Micro	2,100	71
Unicharm	7,800	178
United Urban Investment‡	55	84
USS	5,100	78
West Japan Railway	22,300	998
Yahoo Japan	31,500	119

Description	Shares	Value (000)
Yakult Honsha	1,900	$100
Yamada Denki	91,700	268
Yamaguchi Financial Group	4,000	38
Yamaha	3,400	44
Yamaha Motor	5,700	111
Yamato Holdings	48,600	905
Yamato Kogyo	700	23
Yamazaki Baking	2,000	26
Yaskawa Electric	5,100	69
Yokogawa Electric	5,000	66
Yokohama Rubber	4,000	35

		133,607

Jersey – 0.2%
Delphi Automotive	25,414	1,558
Randgold Resources	1,826	125

		1,683

Luxembourg – 0.2%
Altice*	1,860	99
ArcelorMittal	57,042	785
Millicom International Cellular	3,065	246
O’Key Group GDR	29,895	218
Oriflame Cosmetics	1,600	28
RTL Group	851	73
SES	6,361	219
Tenaris	10,240	235
Ternium	8,233	198

		2,101

Macau – 0.0%
Sands China	53,600	280

Malaysia – 0.8%
AirAsia	724,000	558
Allianz Malaysia	9,000	33
Asia File*	14,800	32
Brem Holding	102,700	82
Cahya Mata Sarawak	474,900	630
CB Industrial Product Holding	31,200	47
DiGi.Com	317,100	565
DKSH Holdings Malaysia	12,600	25
Engtex Group	57,400	35
Fitters Diversified	206,100	84
George Kent Malaysia	127,200	60
Hong Leong Financial Group	11,700	63
Hong Leong Industries*	19,900	51
Hua Yang	51,600	37
Insas*	330,800	124
JCY International	162,700	31
KSL Holdings*	254,200	364
Land & General	647,400	125
LBS Bina Group	110,800	57
Malayan Flour Mills	67,100	40
Malaysian Pacific Industries	84,200	145
Mega First	48,700	39
MISC	24,300	50
Muda Holdings	62,500	42
Muhibbah Engineering	248,700	236
Naim Holdings	34,600	37

KP International Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
OSK Property Holdings	44,800	$36
PJ Development Holdings	87,600	53
Protasco	246,500	125
Scientex	21,600	49
Sunway	49,100	51
Syarikat Takaful Malaysia	10,800	41
Ta Ann Holdings*	56,100	67
TA Enterprise*	139,600	41
Telekom Malaysia	1,159,800	2,334
Tiong Nam Logistics Holdings*	81,600	31
Tropicana	80,600	31
Unisem*	431,200	214
VS Industry	78,900	62
WTK Holdings	488,200	198
YTL Power International	199,605	100

		7,025

Mexico – 2.0%
America Movil	255,415	6,435
Controladora Comercial Mexicana	54,663	205
Empresas ICA SAB de CV*	292,067	505
Gruma, Cl B*	61,372	874
Grupo Aeromexico*	247,363	367
Grupo Aeroportuario del Pacifico, Cl B	146,210	1,337
Grupo Comercial Chedraui	197,900	699
Grupo Financiero Inbursa, Cl O	710,420	2,031
Grupo Financiero Interacciones, Cl O	177,106	1,484
Grupo Mexico	93,011	313
Grupo Simec, Cl B*	108,258	485
Grupo Televisa ADR	49,185	1,666
Industrias Bachoco ADR	267	16
Megacable Holdings	32,374	154
OHL Mexico*	423,098	1,149
Vitro*	41,639	115

		17,835

Netherlands – 4.0%
Aegon	40,198	332
Airbus Group	24,117	1,518
Akzo Nobel	63,906	4,379
ASML Holding	10,041	1,000
Corio‡	1,370	67
Delta Lloyd	4,498	108
Fugro	1,396	42
Gemalto	1,681	154
Heineken	53,170	3,979
Heineken Holding	2,152	142
ING Groep*	444,051	6,343
James Hardie Industries	9,241	97
Koninklijke Ahold	60,694	983
Koninklijke Boskalis Westminster	22,200	1,250
Koninklijke DSM	3,643	225
Koninklijke KPN*	238,765	765
Koninklijke Philips	47,033	1,501
Koninklijke Vopak	1,613	87
OCI*	1,766	55

Description	Shares	Value (000)
QIAGEN*	4,846	$110
Randstad Holding	85,086	3,961
Reed Elsevier	15,247	346
Royal Dutch Shell, Cl A	187,706	7,277
STMicroelectronics	13,228	102
TNT Express	10,238	65
Unilever	35,734	1,423
Wolters Kluwer	6,402	171
Ziggo	3,200	150

		36,632

New Zealand – 0.1%
Auckland International Airport	17,907	54
Contact Energy	5,912	28
Fletcher Building	14,276	98
Ryman Healthcare	7,227	44
Spark New Zealand	217,753	505
Xero*	1,155	19

		748

Norway – 0.5%
Akastor	3,184	13
Aker Solutions*	3,184	32
DNB	75,438	1,412
Gjensidige Forsikring	4,380	93
Norsk Hydro	28,559	160
Orkla	17,364	157
Schibsted	9,519	517
Statoil	52,438	1,429
Telenor	16,534	363
Yara International	3,814	192

		4,368

Peru – 0.0%
Cia de Minas Buenaventura ADR	11,638	135

Philippines – 0.4%
ABS-CBN Holdings	61,800	60
BDO Unibank	231,510	505
Energy Development*	4,934,700	889
First Gen*	274,000	165
Globe Telecom	7,150	259
Lopez Holdings	2,083,000	302
Nickel Asia	171,800	172
Pepsi-Cola Products Philippines*	725,000	78
San Miguel	144,580	251
Universal Robina	216,370	901

		3,582

Poland – 0.7%
Enea	119,958	587
Energa	127,200	923
Fabryki Mebli Forte	3,800	65
Getin Noble Bank*	229,697	195
ING Bank Slaski*	1,300	58
KGHM Polska Miedz	20,290	775
Orange Polska	383,554	1,350
PGE	378,477	2,398
Polskie Gornictwo Naftowe i Gazownictwo	92,541	141

		6,492

KP International Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Portugal – 0.1%
Banco Comercial Portugues, Cl R*	731,082	$96
Banco Espirito Santo* (A)	46,916	—
EDP - Energias de Portugal	48,559	212
Galp Energia	8,238	134
Jeronimo Martins	4,734	52

		494

Russia – 1.0%
Gazprom Neft OAO ADR	8,600	164
Gazprom OAO ADR	353,916	2,492
Globaltrans Investment GDR	7,600	64
LSR Group GDR*	9,200	34
Lukoil OAO ADR	3,378	172
Rosneft OAO GDR	181,425	1,057
Sberbank of Russia ADR	198,089	1,569
Sistema GDR	82,600	570
Surgutneftegas OAO ADR	234,700	1,565
Tatneft OAO ADR	28,502	1,006

		8,693

Singapore – 1.2%
Ascendas Real Estate Investment Trust‡	42,000	74
CapitaCommercial Trust‡	39,000	49
CapitaLand	53,000	133
CapitaMall Trust‡	53,000	79
City Developments	9,000	68
ComfortDelGro	46,000	87
DBS Group Holdings	345,323	4,986
Global Logistic Properties	66,000	140
Golden Agri-Resources	163,000	66
Great Eastern Holdings	50,000	936
GuocoLeisure*	273,000	208
Hutchison Port Holdings Trust, Cl U	128,000	90
Jardine Cycle & Carriage	2,000	67
Keppel	32,000	264
Keppel Land	17,000	47
Olam International	9,000	17
Oversea-Chinese Banking	66,545	508
Sembcorp Industries	20,000	81
Sembcorp Marine	17,000	50
Singapore Airlines	11,000	85
Singapore Exchange	17,000	96
Singapore Press Holdings	33,000	109
Singapore Technologies Engineering	32,000	92
Singapore Telecommunications	513,000	1,527
StarHub	15,000	48
United Industrial	22,000	57
United Overseas Bank	27,588	484
UOL Group	8,257	43
Wilmar International	44,000	106

		10,597

South Africa – 1.8%
African Bank Investments (A)	638,711	—
Barclays Africa Group	14,443	197
Barloworld	25,200	207

Description	Shares	Value (000)
Coronation Fund Managers	73,197	$626
FirstRand	855,977	3,264
Group Five	10,037	36
Hulamin*	54,835	38
Investec	55,752	469
Mediclinic International	10,840	88
Mpact	11,854	36
MTN Group	20,339	430
Murray & Roberts Holdings*	319,194	713
Netcare	137,300	385
Old Mutual	156,048	457
Peregrine Holdings	93,567	187
Sanlam	93,740	543
Sasol	71,893	3,907
Sibanye Gold	559,892	1,328
Standard Bank Group	238,962	2,767
Telkom SOC	88,926	431

		16,109

South Korea – 4.1%
Aekyung Petrochemical	513	38
AMOREPACIFIC Group	146	162
Asia Cement	1,605	166
AUK*	15,960	27
China Great Star International	42,482	110
CKH Food & Health*	116,805	383
Dae Han Flour Mills	229	47
Daedong	8,015	50
Daeduck Electronics	22,500	196
Daeduck GDS	10,950	126
Daesung Holdings	3,710	44
Daou Data	19,087	103
DAP*	6,942	29
Dayou Smart Aluminium*	77,280	103
Dong-A Hwasung, Cl A	6,581	36
Dongbu Securities*	8,251	36
Dongwon Development	1,770	54
Dongwong F&B*	354	114
Dongyang E&P	10,103	110
DRB Industrial	4,110	45
Easy Bio	12,255	85
EM-Tech*	4,101	30
Eugene Investment & Securities*	14,700	28
FarmStory	26,064	43
GMB Korea	5,250	39
Hana Financial Group	54,636	1,992
Hanil Cement	880	114
Hanil E-Wha*	6,733	149
Heungkuk Fire & Marine Insurance*	9,159	37
Huvis	5,330	62
HwaSung Industrial	8,260	105
Hyundai Hy Communications & Networks	20,200	88
Hyundai Motor	5,448	984
Jahwa Electronics	8,785	101
Jinro Distillers	1,394	39
KB Financial Group	12,580	460

KP International Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
KG Chemical	1,920	$27
Kia Motors	63,165	3,214
Kolon Industries*	9,239	511
Korea Electric Power	73,180	3,343
Korea Flange	2,892	59
Korea Info & Comm*	11,567	118
KT	11,588	377
Kumho Tire*	6,290	64
Kumkang Kind	2,366	146
Kunsul Chemical Industrial	920	40
Kyobo Securities	3,946	44
Kyungchang Industrial	11,175	143
LG Display ADR	177,864	2,802
LG Innotek*	9,391	1,024
LG Uplus	41,320	483
Lotte Shopping	2,813	842
Mobase	3,657	29
Moorim Paper	35,210	80
Neowiz Games*	24,139	501
Nice Information & Telecommunication	14,278	365
NVH Korea	11,697	47
RedcapTour	1,671	43
S&T Motiv	1,240	43
S-1	7,202	556
Saeron Automotive	4,310	47
Sam Young Electronics	8,260	106
Samkee Automotive	26,764	113
Samsung Electronics	8,635	9,689
Samyang Genex	366	49
Seah Besteel	3,277	117
SeAH Holdings	225	38
SeAH Special Steel	3,085	81
SeAH Steel	704	62
Sejong Industrial	3,340	57
Seoyeon	3,086	56
Sewon Precision Industry	1,240	39
Shinhan Financial Group	24,960	1,150
SK Gas	3,401	453
SK Hynix	76,860	3,405
SL*	3,748	77
Ssangyong Cement*	4,042	40
Ssangyong Motor Company*	8,687	54
Tongyang Life Insurance*	3,200	35
Woongjin Thinkbig	5,290	36
Zeus	2,726	51

		36,991

Spain – 1.7%
Abertis Infraestructuras	8,566	169
Acciona	5,101	382
Acerinox	38,234	588
ACS Actividades de Construccion y Servicios	3,759	144
Amadeus IT Holding, Cl A	72,465	2,711
Banco Bilbao Vizcaya Argentaria	129,119	1,558
Banco de Sabadell	71,468	212

Description	Shares	Value (000)
Banco Popular Espanol	39,130	$240
Banco Santander	378,193	3,635
Bankia*	97,452	182
CaixaBank	38,522	235
Distribuidora Internacional de Alimentacion	12,837	92
Enagas	4,334	140
Ferrovial	8,396	163
Gas Natural SDG	7,592	223
Grifols	3,182	130
Iberdrola	110,227	789
Inditex	23,982	663
International Consolidated Airlines Group*	21,887	130
Mapfre	21,046	75
Mediaset Espana Comunicacion	31,130	387
Red Electrica	2,278	197
Repsol	22,113	525
Telefonica	103,178	1,597
Viscofan	11,973	656
Zardoya Otis	4,167	52

		15,875

Sweden – 1.9%
Alfa Laval	6,704	143
Assa Abloy, Cl B	46,958	2,425
Atlas Copco, Cl A	22,789	632
Boliden	6,128	99
Electrolux	5,158	137
Elekta, Cl B	8,000	79
Getinge, Cl B	4,515	114
Hennes & Mauritz, Cl B	84,300	3,499
Hexagon, Cl B	5,406	172
Husqvarna, Cl B	7,824	55
Industrivarden, Cl C	3,317	58
Investment Kinnevik, Cl B	4,970	180
Investor, Cl B	9,943	351
Lundin Petroleum*	4,519	76
Modern Times Group, Cl B	11,244	356
Nordea Bank	100,656	1,310
Sandvik	22,225	251
Securitas, Cl B	6,498	72
Skandinaviska Enskilda Banken, Cl A	33,070	442
Skanska, Cl B	8,070	167
SKF, Cl B	8,317	174
Svenska Cellulosa, Cl B	12,839	306
Svenska Handelsbanken, Cl A	43,267	2,036
Swedbank, Cl A	19,387	488
Swedish Match	27,009	876
Tele2, Cl B	7,309	88
Telefonaktiebolaget LM Ericsson, Cl B	128,274	1,628
TeliaSonera	51,958	359
Volvo, Cl B	33,424	363

		16,936

KP International Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Switzerland – 6.0%
ABB	52,766	$1,187
Actelion	2,136	251
Adecco	15,092	1,025
Aryzta	1,842	159
Baloise Holding	1,020	131
Barry Callebaut	46	51
Chocoladefabriken Lindt & Spruengli	22	219
Cie Financiere Richemont	27,199	2,233
Coca-Cola HBC	4,488	97
Credit Suisse Group	33,300	923
EMS-Chemie Holding	189	79
Geberit	5,370	1,737
Givaudan	202	323
Helvetia Holding	200	97
Holcim	4,992	364
Julius Baer Group	4,856	218
Kuehne + Nagel International	10,732	1,356
Logitech International*	32,691	421
Lonza Group	1,136	137
Nestle	181,319	13,342
Novartis	69,938	6,604
Pargesa Holding	626	50
Partners Group Holding	378	100
Roche Holding	32,957	9,772
Schindler Holding	1,399	189
SGS	114	237
Sika	46	160
Sonova Holding	16,927	2,706
Sulzer	498	61
Swatch Group	1,797	418
Swiss Life Holding	677	162
Swiss Prime Site	1,250	93
Swiss Re	7,745	618
Swisscom	486	276
Syngenta	2,047	652
Transocean	7,932	257
UBS	378,996	6,613
Zurich Insurance Group	3,279	978

		54,296

Taiwan – 2.3%
Advanced Semiconductor Engineering ADR	167,234	988
AU Optronics ADR	463,190	1,927
ChipMOS TECHNOLOGIES	13,900	314
Delta Electronics	67,000	423
Hon Hai Precision Industry GDR	251,521	1,567
Silicon Motion Technology ADR	15,553	419
Siliconware Precision Industries ADR	257,722	1,758
Taiwan Semiconductor Manufacturing	793,088	12,612
Yungtay Engineering	385,000	888

		20,896

Description	Shares	Value (000)
Thailand – 1.7%
Bangkok Bank	148,000	$946
Cal-Comp Electronics PLC*	829,992	77
Delta Electronics Thailand	171,600	328
GFPT PLC	1,537,900	959
Hana Microelectronics	630,200	821
Kasikornbank	120,300	869
KCE Electronics	464,800	573
Krung Thai Bank	1,062,100	776
Krungthai Card	26,200	55
Lalin Property PLC	282,000	40
Pruksa Real Estate	66,900	70
PTT	343,100	3,810
PTT Exploration & Production	230,300	1,136
PTT Global Chemical	1,127,500	2,121
Raimon Land*	2,253,100	153
Ratchaburi Electricity Generating Holding	123,900	226
Siam Commercial Bank	107,100	601
Siamgas & Petrochemicals	496,400	208
Somboon Advance Technology	67,400	39
SVI	1,989,900	310
Syntec Construction	2,491,000	197
Thai Vegetable Oil	176,300	125
Thanachart Capital	588,000	676
TPI Polene	80,700	48

		15,164

Turkey – 1.2%
Adana Cimento Sanayii, Cl A	53,391	112
Akcansa Cimento	36,973	233
Aksigorta*	25,000	30
Alarko Holding	222,418	375
Albaraka Turk*	44,267	32
Anadolu Anonim Turk Sigorta*	148,517	90
Baticim Bati Anadolu Cimento Sanayii	13,568	40
Cimsa Cimento Sanayi ve Ticaret	107,157	694
EGE Seramik Sanayi ve Ticaret	22,722	36
Goodyear Lastikleri	24,266	990
Haci Omer Sabanci Holding	66,460	280
Kardemir Karabuk Demir Celik Sanayi ve Ticaret, Cl A*	76,982	89
KOC Holding	50,183	231
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret*	49,836	82
Soda Sanayii	175,191	291
Tupras Turkiye Petrol Rafinerileri	69,805	1,403
Turk Ekonomi Bankasi*	51,500	43
Turkcell Iletisim Hizmetleri*	165,660	866
Turkiye Garanti Bankasi	293,419	1,031
Turkiye Is Bankasi, Cl C	919,209	2,043
Vestel Beyaz Esya Sanayi ve Ticaret	100,690	415
Vestel Elektronik Sanayi ve Ticaret*	470,230	1,296

		10,702

United Kingdom – 15.8%
3i Group PLC	135,666	842

KP International Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Aberdeen Asset Management	20,257	$132
Admiral Group	34,910	726
Aggreko PLC	5,454	137
AMEC PLC	23,055	413
Anglo American	14,183	317
Anglo American PLC	30,698	689
Antofagasta PLC	8,184	96
ARM Holdings	30,144	443
ASOS*	1,002	37
Associated British Foods	7,784	338
AstraZeneca	27,678	1,993
Aviva	63,012	535
Babcock International Group	10,595	188
BAE Systems	207,553	1,586
Barclays	1,286,664	4,744
Barratt Developments	24,259	156
Berendsen	13,361	212
Betfair Group	27,492	521
BG Group	268,311	4,959
BHP Billiton	77,781	2,163
BP	684,440	5,031
British American Tobacco	42,658	2,408
British Land‡	20,037	228
British Sky Broadcasting Group	62,479	893
BT Group, Cl A	173,791	1,069
Bunzl	65,008	1,697
Burberry Group	9,289	228
Cable & Wireless Communications	465,489	354
Capita	112,028	2,114
Carnival	21,513	859
Centrica	128,637	642
Close Brothers Group	5,518	128
Cobham	23,630	112
Compass Group	552,376	8,922
Croda International	2,818	94
Daily Mail & General Trust, Cl A	50,648	629
Devro	64,238	248
Diageo	208,083	6,021
Direct Line Insurance Group	31,131	148
Dixons Carphone	21,655	129
easyJet	3,671	85
Fresnillo	4,142	51
G4S	278,921	1,133
GKN	34,480	178
GlaxoSmithKline	111,443	2,553
Glencore	366,463	2,039
GVC Holdings PLC*	14,300	116
Hammerson	15,195	142
Hargreaves Lansdown	5,453	84
Hays	611,974	1,154
HomeServe	110,984	575
HSBC Holdings	1,073,144	10,902
ICAP	113,514	713
IG Group Holdings	52,470	505
IMI	11,098	221
Imperial Tobacco Group	21,018	908

Description	Shares	Value (000)
Inchcape	34,728	$363
Informa PLC	46,500	369
Inmarsat	9,480	108
InterContinental Hotels Group	5,023	194
International Personal Finance	102,030	808
Intertek Group	45,078	1,915
Intu Properties‡	19,220	101
Investec	11,371	96
ITV	505,963	1,704
J Sainsbury	27,429	112
Johnson Matthey	4,296	203
Jupiter Fund Management	51,953	299
Kingfisher	51,262	269
Land Securities Group‡	17,306	291
Legal & General Group	126,639	470
Lloyds Banking Group*	2,479,419	3,090
London Stock Exchange Group	4,839	147
Marks & Spencer Group	34,105	224
Meggitt	17,262	126
Melrose Industries	22,243	89
Merlin Entertainments PLC(a)	137,564	783
Michael Page International	17,491	119
Millennium & Copthorne Hotels	12,600	117
Moneysupermarket.com Group	89,219	283
National Express Group PLC*	28,423	109
National Grid	81,960	1,180
Next	3,380	362
Northgate	15,097	118
Old Mutual	108,168	319
Pearson	17,873	359
Perform Group PLC*	36,648	154
Persimmon	6,333	137
Petrofac	10,084	170
Provident Financial	30,498	1,056
Prudential	120,430	2,686
Reckitt Benckiser Group	89,423	7,756
Reed Elsevier	93,290	1,494
Rexam	89,849	716
Rightmove	41,541	1,449
Rio Tinto	101,864	5,005
Rolls-Royce Holdings	197,380	3,086
Royal Bank of Scotland Group*	55,447	331
Royal Mail	13,490	86
RSA Insurance Group	21,558	169
SABMiller	21,162	1,176
Sage Group	23,369	138
Schroders	2,815	109
Segro‡	16,666	98
Serco Group	125,231	581
Severn Trent	5,052	154
Shire	12,929	1,119
Smith & Nephew	29,598	499
Smiths Group	161,985	3,319
Spectris	17,803	522
Sports Direct International*	6,310	63
SSE	20,700	519

KP International Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Shares	Value (000)
Stagecoach Group	115,045	$688
Standard Chartered	303,975	5,620
Standard Life	52,191	351
Subsea 7	6,331	90
Tate & Lyle	10,055	96
Tesco	250,682	756
Thomas Cook Group PLC*	322,749	623
Travis Perkins	5,125	138
TUI Travel	126,448	798
Tullow Oil	19,061	199
Unilever	65,959	2,764
United Utilities Group	14,830	194
Vodafone Group	731,212	2,423
Weir Group	4,481	182
WH Smith	25,612	450
Whitbread	3,766	254
William Hill	18,095	108
WM Morrison Supermarkets	45,017	123
Wolseley	5,820	306
WPP	354,082	7,119

		145,141

United States – 0.5%
Consumer Discretionary – 0.4%
Yum! Brands	45,447	3,271

Energy – 0.0%
Seadrill	7,791	209

Information Technology – 0.1%
NCR*	33,547	1,121

		4,601

Total Common Stock (Cost $868,587) (000)		874,054

Preferred Stock — 0.6%
Alpargatas	74,600	309
Banco ABC Brasil	37,100	204
Banco Bradesco	14,700	210
Bayerische Motoren Werke	1,207	98
Cia Paranaense de Energia	61,000	835
CJ	838	80
Fuchs Petrolub	1,334	51
Henkel & KGaA	3,879	387
Itau Unibanco Holding	26,400	369
Porsche Automobil Holding	3,353	269
Vale	47,400	460
Volkswagen	9,090	1,887

Total Preferred Stock (Cost $5,810) (000)		5,159

Description	Number of Warrants/ Shares	Value (000)
Warrants — 0.0%
Sun Hung Kai Properties* Expires 4/22/16	2,583	$4

Total Warrants (Cost $—) (000)		4

Unaffiliated Registered Investment Company — 0.0%
FII BTG Pactual Corporate Office Fund	2,762	133

Total Unaffiliated Registered Investment Company (Cost $138) (000)		133

	Number of Rights
Rights — 0.0%
Banco Bilbao Vizcaya Argentaria*	129,119	13
Banco Popular Espanol*	39,130	1
CaixaBank*	35,564	2
Fiat*	18,172	—
Woongjin Thinkbig*	862	1

Total Rights (Cost $—) (000)		17

Cash Equivalent (B) — 1.7%
State Street Institutional Liquid Reserves Fund, 0.000%	15,725,087	15,725

Total Cash Equivalent (Cost $15,725) (000)		15,725

Total Investments — 98.1% (Cost $890,260) (000) †		$895,092

Percentages are based on Net Assets of $912,423 (000).

A list of the open futures contracts held by the Fund at September 30, 2014, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation
E-MINI MSCI Future	146	Dec-2014	$(416)

For the period ended September 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Securities are fair valued using methods determined in good faith by the Fair Value Pricing Committee of the Board of Trustees. The total market value of such securities as of September 30, 2014 was $0 and represented 0.00% of net assets.
(B)	The rate reported is the 7-day effective yield as of September 30, 2014.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

†	At September 30, 2014, the tax cost basis of the Fund’s investments was $890,260 (000), and the unrealized appreciation and depreciation were $51,328 (000) and $(46,496) (000), respectively.

KP International Equity Fund

Schedule of Investments

September 30, 2014 (unaudited)

The following is a list of the level of inputs used as of September 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Australia	$26,412	$281	$-	$26,693
Austria	1,519	-	-	1,519
Belgium	5,007	-	-	5,007
Brazil	24,129	-	-	24,129
Canada	12,000	-	-	12,000
Chile	1,807	-	-	1,807
China	20,435	38	-	20,473
Colombia	386	-	-	386
Czech Republic	1,144	-	-	1,144
Denmark	13,824	-	-	13,824
Finland	6,011	900	-	6,911
France	61,958	-	-	61,958
Germany	58,204	-	-	58,204
Greece	1,169	-	-	1,169
Guernsey	147	-	-	147
Hong Kong	31,356	-	-	31,356
India	6,494	-	-	6,494
Indonesia	8,534	491	-	9,025
Ireland	4,970	-	-	4,970
Israel	2,213	221	-	2,434
Italy	13,421	-	-	13,421
Japan	127,101	6,506	-	133,607
Jersey	1,683	-	-	1,683
Luxembourg	2,073	28	-	2,101
Macau	280	-	-	280
Malaysia	7,025	-	-	7,025
Mexico	17,835	-	-	17,835
Netherlands	36,632	-	-	36,632
New Zealand	748	-	-	748
Norway	4,368	-	-	4,368
Peru	135	-	-	135
Philippines	3,582	-	-	3,582
Poland	6,492	-	-	6,492
Portugal	494	-	-	494
Russia	8,629	64	-	8,693
Singapore	10,597	-	-	10,597
South Africa	16,109	-	-	16,109
South Korea	36,842	93	56	36,991
Spain	14,863	1,012	-	15,875
Sweden	16,936	-	-	16,936
Switzerland	54,296	-	-	54,296
Taiwan	20,896	-	-	20,896
Thailand	14,507	657	-	15,164
Turkey	10,666	36	-	10,702
United Kingdom	142,333	2,808	-	145,141
United States	4,601	-	-	4,601

Total Common Stock	860,863	13,135	56	874,054

Investments in Securities	Level 1	Level 2	Level 3^	Total
Preferred Stock	$5,159	$-	$-	$5,159
Warrants	-	4	-	4
Unaffiliated Registered Investment Company	133	-	-	133
Rights	17	-	-	17
Cash Equivalent	15,725	-	-	15,725

Total Investments in Securities	$881,897	$13,139	$56	$895,092

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(416)	$-	$-	$(416)

Total Other Financial Instruments	$(416)	$-	$-	$(416)

*	Futures contracts are valued at the unrealized depreciation on the instrument.
^	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

As of September 30, 2014, there were transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2014, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Fixed Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations — 33.5%
U.S. Treasury Bonds
5.375%, 02/15/31	$2,683	$3,551
4.500%, 02/15/36	6,972	8,605
3.375%, 05/15/44	9,421	9,727
U.S. Treasury Notes
5.125%, 05/15/16	500	538
4.500%, 11/15/15	1,000	1,048
3.625%, 02/15/20	7,000	7,631
3.375%, 11/15/19	5,150	5,545
2.750%, 11/30/16	5,300	5,467
2.500%, 05/15/24	2,425	2,427
2.375%, 08/15/24	6,910	6,830
2.250%, 04/30/21	3,000	3,015
2.125%, 08/15/21	600	597
2.000%, 09/30/20	14,450	14,287
1.750%, 09/30/19	25,693	25,547
1.625%, 08/31/19	4,540	4,509
1.500%, 07/31/16	3,000	3,004
1.375%, 09/30/18	2,000	1,988
1.250%, 04/30/19	4,450	4,340
1.125%, 12/31/19	1,750	1,685
1.000%, 09/30/16	35,757	35,564
0.875%, 01/31/17	34,708	34,562
0.625%, 12/15/16	18,000	17,962
0.500%, 06/15/16	15,700	15,474
0.375%, 01/31/16	40,162	40,215
0.250%, 12/31/15	14,000	13,989

Total U.S. Treasury Obligations (Cost $267,843) (000)		268,107

Corporate Obligations — 26.7%
Consumer Discretionary – 2.3%
21st Century Fox
3.700%, 09/15/24	1,480	1,467
21st Century Fox America
4.500%, 02/15/21	100	109
Amazon.com
1.200%, 11/29/17	200	198
American Honda Finance
2.250%, 08/15/19	2,271	2,263
1.200%, 07/14/17	100	100
Atento Luxco 1
7.375%, 01/29/20 (A)	370	379
AutoZone
1.300%, 01/13/17	100	100
Avianca Holdings
8.375%, 05/10/20 (A)	330	350
Bed Bath & Beyond
3.749%, 08/01/24	25	25
Carnival
1.200%, 02/05/16	100	100
CBS
3.375%, 03/01/22	150	150
Cleveland Clinic Foundation
4.858%, 01/01/2114	375	372
Comcast
6.500%, 01/15/17	250	280
4.750%, 03/01/44	262	276
4.200%, 08/15/34	1,021	1,013

Description	Face Amount (000)	Value (000)
Delphi
4.150%, 03/15/24	$40	$41
Diageo Capital PLC
5.750%, 10/23/17	200	225
DIRECTV Holdings
5.000%, 03/01/21	200	221
4.450%, 04/01/24	100	104
Discovery Communications
5.050%, 06/01/20	100	111
El Puerto de Liverpool
3.950%, 10/02/24	396	392
ERAC USA Finance
2.350%, 10/15/19 (A)	1,335	1,327
Ford Motor Credit
3.000%, 06/12/17	250	258
2.375%, 03/12/19	200	198
1.684%, 09/08/17	1,142	1,137
Gap
5.950%, 04/12/21	200	227
General Motors Financial
3.000%, 09/25/17	1,132	1,143
2.625%, 07/10/17	1,175	1,181
Golden Eagle Retail Group
4.625%, 05/21/23 (A)	370	339
Grupo Televisa
7.250%, 05/14/43	2,840	178
Home Depot
5.400%, 03/01/16	250	267
Johnson Controls
3.625%, 07/02/24	43	42
Kellogg
4.450%, 05/30/16	100	106
Kohl’s
4.000%, 11/01/21	100	104
Macy’s Retail Holdings
3.625%, 06/01/24	100	99
Magna International
3.625%, 06/15/24	50	50
Massachusetts Institute of Technology
3.959%, 07/01/38	334	339
Mattel
2.350%, 05/06/19	100	99
McDonald’s
5.350%, 03/01/18	100	112
NBCUniversal Media
4.375%, 04/01/21	250	272
Omnicom Group
4.450%, 08/15/20	100	107
QVC
4.450%, 02/15/25 (A)	65	64
Scripps Networks Interactive
2.700%, 12/15/16	100	103
Staples
2.750%, 01/12/18	100	101
Starbucks
6.250%, 08/15/17	100	113
Target
2.900%, 01/15/22	100	99

KP Fixed Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Face Amount (000)	Value (000)
Thomson Reuters	$100	$100
0.875%, 05/23/16
Time Warner	150	166
4.875%, 03/15/20
Time Warner Cable
8.750%, 02/14/19	100	126
7.300%, 07/01/38	224	305
6.750%, 07/01/18	250	291
TJX
2.750%, 06/15/21	100	100
Toyota Motor Credit
2.750%, 05/17/21	100	101
Viacom
5.850%, 09/01/43	254	282
4.250%, 09/01/23	100	103
2.200%, 04/01/19	100	100
Walt Disney
2.550%, 02/15/22	100	98
1.850%, 05/30/19	50	49
Whirlpool
4.000%, 03/01/24	60	60
Wyndham Worldwide
4.250%, 03/01/22	150	151
Yum! Brands
3.875%, 11/01/23	100	101

		18,474

Consumer Staples – 1.1%
Ajecorp BV
6.500%, 05/14/22 (A)	350	319
Altria Group
9.250%, 08/06/19	200	260
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	200	241
2.500%, 07/15/22	250	236
1.375%, 07/15/17	200	200
Bunge Limited Finance
3.200%, 06/15/17	100	104
Coca-Cola
2.450%, 11/01/20	150	151
Coca-Cola Company
3.200%, 11/01/23	100	100
1.800%, 09/01/16	200	204
Coca-Cola Femsa
2.375%, 11/26/18	150	151
Colgate-Palmolive
1.750%, 03/15/19	100	99
ConAgra Foods
1.900%, 01/25/18	100	99
Costco Wholesale
1.700%, 12/15/19	100	98
CVS Health
5.750%, 06/01/17	200	222
3.375%, 08/12/24	100	99
2.250%, 08/12/19	3,134	3,101
CVS Pass-Through Trust
4.163%, 08/10/36 (A)	129	131
General Mills
5.650%, 02/15/19	100	114
3.150%, 12/15/21	61	62

Description	Face Amount (000)	Value (000)
Kimberly-Clark
1.900%, 05/22/19	$150	$148
Kraft Foods Group
3.500%, 06/06/22	125	127
Kroger
6.400%, 08/15/17	100	113
4.000%, 02/01/24	100	103
Lorillard Tobacco
2.300%, 08/21/17	100	101
Lowe’s
4.625%, 04/15/20	100	111
Mondelez International
4.125%, 02/09/16	200	209
PepsiCo
7.900%, 11/01/18	200	245
2.500%, 05/10/16	200	206
Philip Morris International
5.650%, 05/16/18	250	283
Procter & Gamble
0.750%, 11/04/16	150	150
Reynolds American
6.750%, 06/15/17	100	113
Sysco
4.500%, 10/02/44	295	297
4.350%, 10/02/34	156	158
3.000%, 10/02/21	40	40
Tyson Foods
4.500%, 06/15/22	150	159
Unilever Capital
2.200%, 03/06/19	100	101
Wal-Mart Stores
3.300%, 04/22/24	50	51
2.550%, 04/11/23	150	144
1.125%, 04/11/18	250	247

		9,097

Energy – 4.3%
Anadarko Petroleum
6.450%, 09/15/36	517	630
6.375%, 09/15/17	200	227
Apache
6.000%, 01/15/37	477	562
BP Capital Markets
2.750%, 05/10/23	200	189
2.237%, 05/10/19	100	99
California Resources
5.000%, 01/15/20 (A)	1,928	1,957
Cameron International
1.400%, 06/15/17	50	50
Canadian Natural Resources
5.700%, 05/15/17	200	221
Cenovus Energy
5.700%, 10/15/19	1,868	2,141
Chevron
2.355%, 12/05/22	150	143
1.718%, 06/24/18	100	100
CNOOC Curtis Funding No. 1
4.500%, 10/03/23 (A)	360	373
CNOOC Nexen Finance
1.625%, 04/30/17	200	199

KP Fixed Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Face Amount (000)	Value (000)
ConocoPhillips
5.750%, 02/01/19	$125	$143
Continental Resources
5.000%, 09/15/22	100	106
4.500%, 04/15/23	100	104
DCP Midstream Operating
3.875%, 03/15/23	150	150
Ecopetrol
5.875%, 09/18/23	1,097	1,152
4.125%, 01/16/25	120	116
El Paso Pipeline Partners
6.500%, 04/01/20	448	513
5.000%, 10/01/21	1,237	1,331
4.100%, 11/15/15	150	155
Enable Midstream Partners
2.400%, 05/15/19 (A)	50	49
Enbridge
5.600%, 04/01/17	100	110
Enbridge Energy Partners
5.875%, 12/15/16	50	55
Energy Transfer Partners
5.950%, 10/01/43	233	250
5.200%, 02/01/22	150	161
4.150%, 10/01/20	823	854
Ensco
4.700%, 03/15/21	100	105
4.500%, 10/01/24	416	417
Enterprise Products Operating LLC
3.350%, 03/15/23	100	98
3.200%, 02/01/16	150	155
EOG Resources
2.625%, 03/15/23	100	95
Exxon Mobil
1.819%, 03/15/19	150	150
Fermaca Enterprises
6.375%, 03/30/38(A)	200	210
Halliburton
4.750%, 08/01/43	303	319
3.500%, 08/01/23	100	102
Hess
8.125%, 02/15/19	150	185
KazMunayGas National
11.750%, 01/23/15 (A)	240	247
6.375%, 04/09/21 (A)	430	463
5.750%, 04/30/43 (A)	470	442
Kinder Morgan Energy Partners
5.500%, 03/01/44	502	503
3.950%, 09/01/22	250	248
3.500%, 03/01/21	20	20
Marathon Oil
2.800%, 11/01/22	150	144
Marathon Petro
3.500%, 03/01/16	100	103
Marathon Petroleum
4.750%, 09/15/44	311	299
National Oilwell Varco
2.600%, 12/01/22	200	191
Newmont Mining
3.500%, 03/15/22	200	185

Description	Face Amount (000)	Value (000)
Noble Energy
5.250%, 11/15/43	$648	$684
4.150%, 12/15/21	200	212
Occidental Petroleum
3.125%, 02/15/22	100	101
Oleoducto Central
4.000%, 05/07/21 (A)	200	199
ONEOK Partners
3.375%, 10/01/22	100	98
Pacific Rubiales Energy
5.375%, 01/26/19 (A)	370	376
Pertamina Persero
6.450%, 05/30/44 (A)	370	374
6.000%, 05/03/42 (A)	340	326
5.250%, 05/23/21 (A)	390	403
Petrobras Global Finance
6.250%, 03/17/24	540	566
4.875%, 03/17/20	635	643
Petrobras International Finance
5.375%, 01/27/21	650	657
3.500%, 02/06/17	300	305
Petroleos de Venezuela
9.750%, 05/17/35 (A)	585	371
9.000%, 11/17/21	830	555
8.500%, 11/02/17 (A)	130	102
6.000%, 11/15/26 (A)	665	346
5.375%, 04/12/27	570	283
5.250%, 04/12/17	350	243
Petroleos Mexicanos
8.000%, 05/03/19	250	304
6.625%, 06/15/35	940	1,090
6.375%, 01/23/45 (A)	545	615
5.500%, 06/27/44	540	551
Phillips 66
2.950%, 05/01/17	200	208
Plains All American Pipeline
3.850%, 10/15/23	150	152
3.600%, 11/01/24	1,095	1,074
Schlumberger Investment
3.650%, 12/01/23	200	207
Shell International Finance
4.300%, 09/22/19	200	220
1.125%, 08/21/17	150	149
Sinopec Group Overseas Development
4.375%, 10/17/23 (A)	460	474
Spectra Energy Capital
3.300%, 03/15/23	150	143
State Oil of the Azerbaijan Republic
4.750%, 03/13/23	570	560
Statoil
3.700%, 03/01/24	100	104
2.450%, 01/17/23	125	119
Suncor Energy
6.100%, 06/01/18	100	114
Talisman Energy
5.850%, 02/01/37	90	96
3.750%, 02/01/21	960	970
Total Capital Canada
2.750%, 07/15/23	200	194

KP Fixed Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Face Amount (000)	Value (000)
Total Capital International
2.100%, 06/19/19	$100	$100
1.550%, 06/28/17	200	201
TransCanada PipeLines
6.350%, 05/15/67 (B)	100	103
0.750%, 01/15/16	100	100
Transocean
6.375%, 12/15/21	200	213
Valero Energy
9.375%, 03/15/19	29	37
Williams
8.750%, 03/15/32	277	352
4.550%, 06/24/24	50	49
Williams Partners
5.250%, 03/15/20	1,773	1,968
Yingde Gases Investment
8.125%, 04/22/18 (A)	330	336

		34,468

Financials – 10.4%
Abbey National Treasury Services
4.000%, 04/27/16	100	105
2.350%, 09/10/19	1,132	1,118
1.650%, 09/29/17	100	100
ACE
2.600%, 11/23/15	100	102
Aflac
8.500%, 05/15/19	100	127
African Development Bank
0.875%, 05/15/17	205	202
Alexandria Real Estate Equities
2.750%, 01/15/20 ‡	50	50
Alleghany
4.950%, 06/27/22	100	108
American Express
7.000%, 03/19/18	150	175
American Express Credit
2.250%, 08/15/19	150	149
1.550%, 09/22/17	1,685	1,683
American International Group
8.175%, 05/15/58 (B)	220	296
5.850%, 01/16/18	1,997	2,246
4.125%, 02/15/24	574	596
3.375%, 08/15/20	350	360
2.300%, 07/16/19	100	99
American Tower
3.450%, 09/15/21 ‡	150	147
3.400%, 02/15/19 ‡	100	102
Ameriprise Financial
5.300%, 03/15/20	100	113
Andina de Fomento
4.375%, 06/15/22	100	107
AON
5.000%, 09/30/20	100	111
ARC Properties Operating Partnership
3.000%, 02/06/19 ‡ (A)	100	99
2.000%, 02/06/17 ‡ (A)	100	100
Asian Development Bank
1.750%, 03/15/19	100	100
1.125%, 03/15/17	400	402

Description	Face Amount (000)	Value (000)
Assurant
4.000%, 03/15/23	$74	$74
Australia & New Zealand Banking Group New York
1.250%, 01/10/17	250	250
Banco de Costa Rica
5.250%, 08/12/18 (A)	340	347
Banco de Credito del Peru
6.125%, 04/24/27 (A) (B)	380	405
Banco do Brasil
3.875%, 10/10/22	200	186
Banco Nacional de Costa Rica
4.875%, 11/01/18 (A)	350	352
Banco Nacional de Desenvolvimento Economico e Social
5.750%, 09/26/23 (A)	390	416
Banco Regional SAECA
8.125%, 01/24/19 (A)	390	427
Bancolombia
6.125%, 07/26/20	330	355
Bank of America
6.500%, 08/01/16	500	546
5.000%, 01/21/44	427	450
4.200%, 08/26/24	433	429
4.100%, 07/24/23	551	563
4.000%, 04/01/24	100	101
3.300%, 01/11/23	400	390
2.650%, 04/01/19	450	449
2.600%, 01/15/19	1,400	1,398
2.000%, 01/11/18	400	398
1.700%, 08/25/17	140	139
Bank of Ceylon
6.875%, 05/03/17 (A)	210	222
Bank of Georgia
7.750%, 07/05/17	330	351
Bank of Montreal
1.400%, 09/11/17	200	200
Bank of New York Mellon
3.550%, 09/23/21	100	104
2.100%, 08/01/18	200	202
Bank of Nova Scotia
2.050%, 10/07/15	200	202
1.300%, 07/21/17	100	99
1.100%, 12/13/16	150	150
Barclays Bank
5.140%, 10/14/20	150	162
5.000%, 09/22/16	250	268
BBVA Bancomer
6.008%, 05/17/22 (A) (B)	380	395
Berkshire Hathaway
1.900%, 01/31/17	250	255
Berkshire Hathaway Finance
0.950%, 08/15/16	150	151
BioMed Realty
2.625%, 05/01/19 ‡	50	50
Blackrock
5.000%, 12/10/19	100	113
BMCE Bank
6.250%, 11/27/18	200	209

KP Fixed Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Face Amount (000)	Value (000)
BNP Paribas
3.600%, 02/23/16	$150	$155
2.375%, 09/14/17	150	153
Boston Properties LP
5.625%, 11/15/20 ‡	1,591	1,817
3.850%, 02/01/23 ‡	100	102
BPCE
1.625%, 02/10/17	250	251
Branch Banking & Trust
1.000%, 04/03/17	250	248
Camden Property Trust
3.500%, 09/15/24 ‡	100	98
Canadian Imperial Bank of Commerce
0.900%, 10/01/15	100	100
Capital One
2.950%, 07/23/21	1,010	995
Capital One Bank USA
2.150%, 11/21/18	250	248
Capital One Financial
2.450%, 04/24/19	1,500	1,494
CFR International
5.125%, 12/06/22 (A)	200	215
Charles Schwab
4.450%, 07/22/20	100	110
China Overseas Finance Cayman III
5.375%, 10/29/23	790	800
Cielo
3.750%, 11/16/22 (A)	390	362
Citigroup
8.500%, 05/22/19	350	437
4.587%, 12/15/15	25	26
4.000%, 08/05/24	861	844
3.750%, 06/16/24	100	100
3.500%, 05/15/23	100	96
2.500%, 07/29/19	100	99
1.550%, 08/14/17	250	248
CNA Financial
7.350%, 11/15/19	841	1,011
5.875%, 08/15/20	100	114
Comerica
2.125%, 05/23/19	50	50
Commonwealth Bank of Australia
2.300%, 09/06/19	1,875	1,862
2.250%, 03/13/19	250	250
Compass Bank
2.750%, 09/29/19	637	636
Cooperatieve Centrale Raiffeisen-Boerenleenbank
3.875%, 02/08/22	300	316
Corporate Office Properties
3.700%, 06/15/21 ‡	527	520
Council of Europe Development Bank
1.125%, 05/31/18	150	148
Credit Suisse New York
5.400%, 01/14/20	250	279
Crown Castle Holdings
3.849%, 04/15/23	150	148

Description	Face Amount (000)	Value (000)
Deutsche Bank
6.000%, 09/01/17	$200	$224
3.700%, 05/30/24	85	84
Development Bank of Kazakhstan
4.125%, 12/10/22 (A)	970	917
Digital Realty Trust
3.625%, 10/01/22 ‡	100	96
Discover Bank
2.000%, 02/21/18	250	249
ERP Operating
4.625%, 12/15/21 ‡	200	218
4.500%, 07/01/44 ‡	175	172
European Bank for Reconstruction & Development
1.500%, 03/16/20	200	194
1.000%, 02/16/17	200	200
European Investment Bank
3.250%, 01/29/24	250	261
1.875%, 03/15/19	150	151
1.750%, 06/17/19	100	100
1.625%, 12/18/18	100	100
1.125%, 09/15/17	500	500
1.000%, 08/17/17	100	100
0.875%, 04/18/17	250	249
0.500%, 08/15/16	500	499
Export Credit Bank of Turkey
5.875%, 04/24/19 (A)	200	212
5.000%, 09/23/21 (A)	620	616
Export Development Canada
1.000%, 05/15/17	250	250
Export-Import Bank of Korea
4.000%, 01/11/17	400	421
Fifth Third Bank
1.150%, 11/18/16	200	200
First Horizon National Bank
5.375%, 12/15/15	100	105
FMS Wertmanagement AoeR
0.625%, 04/18/16	200	200
Fondo MIVIVIENDA
3.500%, 01/31/23 (A)	150	142
3.375%, 04/02/19 (A)	340	341
Ford Motor Credit
4.250%, 02/03/17	200	212
Genworth Holdings
7.700%, 06/15/20	825	989
7.625%, 09/24/21	150	182
4.800%, 02/15/24	384	394
Goldman Sachs Group
6.150%, 04/01/18	300	338
5.750%, 01/24/22	400	455
4.000%, 03/03/24	1,155	1,165
3.850%, 07/08/24	697	693
3.625%, 02/07/16	500	517
2.625%, 01/31/19	1,323	1,319
GTB Finance
6.000%, 11/08/18 (A)	350	350
HCP
5.375%, 02/01/21 ‡	200	223
Health Care
5.250%, 01/15/22 ‡	100	111
Hospitality Properties Trust
5.000%, 08/15/22 ‡	100	105

KP Fixed Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Face Amount (000)	Value (000)
Host Hotels & Resorts
3.750%, 10/15/23 ‡	$100	$99
HSBC Finance
6.676%, 01/15/21	200	234
HSBC Holdings
5.250%, 03/14/44	420	446
HSBC USA
2.625%, 09/24/18	250	256
1.300%, 06/23/17	200	200
Inter-American Development Bank
2.125%, 11/09/20	250	249
1.750%, 10/15/19	100	100
1.125%, 03/15/17	400	404
1.000%, 07/14/17	100	100
0.875%, 03/15/18	150	147
Intercontinental Exchange
4.000%, 10/15/23	150	156
Intercorp Retail Trust
8.875%, 11/14/18 (A)	330	373
International Bank for Reconstruction & Development
2.250%, 06/24/21	50	50
2.125%, 03/15/16	500	510
1.875%, 03/15/19	100	101
1.375%, 04/10/18	100	100
0.875%, 04/17/17	250	250
0.625%, 10/14/16	150	150
0.500%, 05/16/16	100	100
International Bank of Azerbaijan
5.625%, 06/11/19	400	397
International Finance
1.250%, 07/16/18	100	99
0.875%, 06/15/18	300	293
0.625%, 11/15/16	150	150
Intesa Sanpaolo
5.250%, 01/12/24	250	267
5.017%, 06/26/24 (A)	550	536
Japan Finance
2.500%, 05/18/16	200	206
1.750%, 11/13/18	200	200
Jefferies Group
6.875%, 04/15/21	100	117
JPMorgan Chase
6.000%, 01/15/18	300	338
4.250%, 10/15/20	250	267
3.875%, 02/01/24	2,059	2,101
3.625%, 05/13/24	100	99
3.375%, 05/01/23	250	239
3.150%, 07/05/16	500	517
2.350%, 01/28/19	200	199
1.350%, 02/15/17	150	150
Kaisa Group Holdings
8.875%, 03/19/18 (A)	330	334
KeyCorp
5.100%, 03/24/21	150	167
KFW
2.750%, 10/01/20	100	103
2.125%, 01/17/23	250	243
1.875%, 04/01/19	150	151
1.000%, 06/11/18	1,000	981
0.750%, 03/17/17	500	498
0.500%, 04/19/16	450	450

Description	Face Amount (000)	Value (000)
Kilroy Realty LP
5.000%, 11/03/15 ‡	$125	$130
Kimco Realty
3.200%, 05/01/21 ‡	50	50
Korea Development Bank
1.500%, 01/22/18	200	196
Korea Finance
2.875%, 08/22/18	200	204
Landwirtschaftliche Rentenbank
1.750%, 04/15/19	100	100
1.000%, 04/04/18	200	197
Liberty Property
4.125%, 06/15/22 ‡	100	104
Lincoln National
7.000%, 05/17/66 (B)	150	154
Loews
2.625%, 05/15/23	100	94
Magyar Export-Import Bank
4.000%, 01/30/20 (A)	450	446
Majapahit Holding
7.875%, 06/29/37 (A)	175	206
Manufacturers & Traders Trust
1.400%, 07/25/17	250	250
Marsh & McLennan
2.350%, 09/10/19	75	75
MetLife
6.750%, 06/01/16	100	110
4.721%, 12/15/44	536	541
3.600%, 04/10/24	100	101
1.903%, 12/15/17	1,020	1,023
MFB Magyar Fejlesztesi Bank
6.250%, 10/21/20 (A)	200	221
Moody’s
2.750%, 07/15/19	100	101
Morgan Stanley
4.875%, 11/01/22	250	264
3.875%, 04/29/24	365	365
3.800%, 04/29/16	250	260
2.500%, 01/24/19	250	250
2.375%, 07/23/19	150	148
2.125%, 04/25/18	500	500
1.750%, 02/25/16	100	101
National Australia Bank
2.750%, 03/09/17	250	259
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	150	198
National Savings Bank
8.875%, 09/18/18 (A)	490	558
Nomura Holdings
4.125%, 01/19/16	200	208
Nordic Investment Bank
0.500%, 04/14/16	200	200
Oesterreichische Kontrollbank
0.750%, 12/15/16	250	250
Old Republic International
4.875%, 10/01/24	383	384
Omega Healthcare Investors
6.750%, 10/15/22 ‡	150	159
Pacific LifeCorp
5.125%, 01/30/43 (A)	358	373

KP Fixed Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Face Amount (000)(1)	Value (000)
PNC Bank
2.700%, 11/01/22	250	$238
1.125%, 01/27/17	100	100
PNC Financial Services Group
3.900%, 04/29/24	100	100
Power Sector Assets & Liabilities Management
7.390%, 12/02/24 (A)	290	369
Principal Financial Group
3.300%, 09/15/22	1,017	1,014
Private Export Funding
2.250%, 03/15/20	200	201
Prologis
6.875%, 03/15/20 ‡	100	118
Prudential Financial
5.625%, 06/15/43 (B)	150	156
3.500%, 05/15/24	874	865
Realty Income
3.250%, 10/15/22 ‡	100	98
Royal Bank of Canada
2.200%, 07/27/18	150	152
2.150%, 03/15/19	200	200
Scotiabank Peru
4.500%, 12/13/27 (A) (B)	400	384
Simon Property Group
2.200%, 02/01/19 ‡	150	150
Standard Chartered Bank
14.240%, 04/13/15 (A) (C) (NGN)	77,000	446
7.280%, 06/05/19 (A) (INR)	25,000	386
Sumitomo Mitsui Banking
3.950%, 01/10/24	250	262
SunTrust Banks
3.500%, 01/20/17	100	105
2.500%, 05/01/19	50	50
Svensk Exportkredit
1.875%, 06/17/19	200	200
Svenska Handelsbanken
3.125%, 07/12/16	250	259
Toronto-Dominion Bank
2.375%, 10/19/16	200	206
2.125%, 07/02/19	100	99
Toyota Motor Credit
2.100%, 01/17/19	200	200
2.050%, 01/12/17	200	205
Travelers
3.900%, 11/01/20	100	107
Turkiye Garanti Bankasi
4.000%, 09/13/17 (A)	200	201
Turkiye Halk Bankasi
3.875%, 02/05/20 (A)	390	368
Turkiye Vakiflar Bankasi Tao
5.000%, 10/31/18 (A)	320	323
UBS
5.875%, 12/20/17	250	281
UDR
4.625%, 01/10/22	1,108	1,184
Unifin Financiera
6.250%, 07/22/19 (A)	410	400
Unum Group
4.000%, 03/15/24	50	51

Description	Face Amount (000)	Value (000)
US Bancorp
2.950%, 07/15/22	$200	$194
1.950%, 11/15/18	100	100
Ventas Realty
3.750%, 05/01/24	50	49
1.550%, 09/26/16 ‡	100	101
WEA Finance
2.700%, 09/17/19 (A)	1,133	1,136
1.750%, 09/15/17 (A)	430	431
Wells Fargo
5.625%, 12/11/17	500	560
4.125%, 08/15/23	150	155
2.125%, 04/22/19	200	198
Westpac Banking
4.875%, 11/19/19	200	223
2.250%, 01/17/19	100	101
Weyerhaeuser
4.625%, 09/15/23 ‡	100	106
Willis Group Holdings
4.125%, 03/15/16	14	15
WP Carey
4.600%, 04/01/24	50	52
WR Berkley
4.750%, 08/01/44	348	344
XLIT
5.750%, 10/01/21	74	86
Zenith Bank
6.250%, 04/22/19 (A)	340	338

		83,365

Health Care – 1.1%
AbbVie
1.750%, 11/06/17	200	199
1.200%, 11/06/15	200	201
Actavis
1.875%, 10/01/17	100	99
Actavis Funding
3.850%, 06/15/24 (A)	100	97
Aetna
2.750%, 11/15/22	150	143
Amerisource Bergen
3.400%, 05/15/24	100	99
Amgen
5.700%, 02/01/19	250	284
3.625%, 05/22/24	100	99
AstraZeneca
1.950%, 09/18/19	100	99
Baxter International
3.200%, 06/15/23	100	99
0.950%, 06/01/16	100	100
Becton Dickinson
3.125%, 11/08/21	100	102
Boston Scientific
2.650%, 10/01/18	100	101
Cardinal Health
3.200%, 03/15/23	100	98
CareFusion
3.875%, 05/15/24	100	100
Catholic Health Initiatives
4.350%, 11/01/42	599	585

KP Fixed Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Face Amount (000)	Value (000)
Celgene
2.250%, 05/15/19	$100	$100
Cigna
4.000%, 02/15/22	100	105
Covidien International Finance
6.000%, 10/15/17	200	227
Express Scripts
3.125%, 05/15/16	100	104
Express Scripts Holding
3.900%, 02/15/22	150	155
1.250%, 06/02/17	55	55
Gilead Sciences
4.800%, 04/01/44	429	451
2.050%, 04/01/19	100	99
GlaxoSmithKline Capital
2.800%, 03/18/23	125	120
0.700%, 03/18/16	200	200
Howard Hughes Medical Institute
3.500%, 09/01/23	150	155
McKesson
4.883%, 03/15/44	610	628
3.250%, 03/01/16	150	155
Medtronic
1.375%, 04/01/18	175	172
0.875%, 02/27/17	100	99
Merck
1.300%, 05/18/18	200	197
Novartis Securities Investment
5.125%, 02/10/19	200	225
NYU Hospitals Center
5.750%, 07/01/43	240	281
Perrigo
4.000%, 11/15/23 (A)	200	203
Pfizer
3.000%, 06/15/23	100	99
1.500%, 06/15/18	200	199
1.100%, 05/15/17	100	100
Quest Diagnostics
5.450%, 11/01/15	100	105
Sanofi
2.625%, 03/29/16	200	206
Teva Pharmaceutical Finance
2.950%, 12/18/22	150	143
Thermo Fisher Scientific
3.600%, 08/15/21	100	103
2.400%, 02/01/19	150	150
2.250%, 08/15/16	100	102
UnitedHealth Group
2.875%, 03/15/22	200	199
WellPoint
4.650%, 08/15/44	511	497
3.300%, 01/15/23	200	198
2.250%, 08/15/19	100	98
Zoetis
3.250%, 02/01/23	150	147

		8,582

Industrials – 1.8%
3M
1.625%, 06/15/19	100	98

Description	Face Amount (000)	Value (000)
ABB Finance USA
2.875%, 05/08/22	$150	$148
Air Lease
3.375%, 01/15/19	150	151
American Airlines Pass-Through Trust
4.950%, 01/15/23	200	214
BHP Billiton Finance
1.625%, 02/24/17	200	202
Burlington Northern Santa Fe
5.650%, 05/01/17	100	111
4.550%, 09/01/44	324	324
3.400%, 09/01/24	901	888
3.050%, 03/15/22	100	100
Canadian National Railway
5.550%, 03/01/19	100	114
Caterpillar
3.900%, 05/27/21	150	161
3.400%, 05/15/24	100	101
Caterpillar Financial Services
2.050%, 08/01/16	200	204
CSX
7.375%, 02/01/19	100	121
4.500%, 08/01/54	500	488
Deere
2.600%, 06/08/22	150	146
Dover
4.300%, 03/01/21	100	109
Eaton
1.500%, 11/02/17	200	199
Emerson Electric
2.625%, 02/15/23	100	96
ENA Norte Trust
4.950%, 04/25/23 (A)	16	16
Eskom Holdings
5.750%, 01/26/21 (A)	450	453
GATX
2.500%, 07/30/19	150	150
General Electric
5.250%, 12/06/17	150	166
3.375%, 03/11/24	100	101
General Electric Capital
5.625%, 05/01/18	400	453
4.650%, 10/17/21	400	441
1.250%, 05/15/17	200	200
1.000%, 01/08/16	300	301
Georgian Railway
7.750%, 07/11/22 (A)	700	785
Grupo KUO De
6.250%, 12/04/22 (A)	350	359
Illinois Tool Works
1.950%, 03/01/19	100	99
Ingersoll-Rand Global Holding
4.250%, 06/15/23	100	105
International Lease Finance
6.750%, 09/01/16 (A)	100	108
John Deere Capital
2.800%, 03/04/21	100	101
2.300%, 09/16/19	1,227	1,227
1.300%, 03/12/18	150	147

KP Fixed Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Face Amount (000) (1)	Value (000)
KazAgro National Management Holding
4.625%, 05/24/23 (A)	300	$284
Kazakhstan Temir Zholy Finance
6.950%, 07/10/42 (A)	310	336
6.375%, 10/06/20 (A)	730	787
Koninklijke Philips
5.750%, 03/11/18	200	225
Norfolk Southern
5.750%, 01/15/16	45	48
3.250%, 12/01/21	100	102
Northrop Grumman
3.250%, 08/01/23	150	148
Odebrecht Finance
7.125%, 06/26/42 (A)	340	364
Pitney Bowes
4.625%, 03/15/24	100	101
Precision Castparts
2.500%, 01/15/23	150	143
Raytheon
2.500%, 12/15/22	150	144
Red de Carreteras de Occidente
9.000%, 06/10/28 (A) (MXN)	6,100	433
Republic Services
3.550%, 06/01/22	150	152
Ryder System
2.550%, 06/01/19	95	95
San Miguel
4.875%, 04/26/23	420	389
Stanley Black & Decker
2.900%, 11/01/22	100	98
Transnet
4.000%, 07/26/22 (A)	970	914
Tyco Electronics
2.350%, 08/01/19	50	50
Union Pacific
3.646%, 02/15/24	100	103
United Parcel Service
5.125%, 04/01/19	100	112
3.125%, 01/15/21	45	47
United Technologies
5.375%, 12/15/17	200	224
Waste Management
3.500%, 05/15/24	100	100

		14,586

Information Technology – 0.8%
Apple
2.400%, 05/03/23	200	189
1.050%, 05/05/17	200	199
1.000%, 05/03/18	100	98
Baidu
3.250%, 08/06/18	200	206
Broadcom
3.500%, 08/01/24	40	40
Cisco Systems
5.500%, 02/22/16	200	213
4.450%, 01/15/20	200	220
eBay
2.875%, 08/01/21	150	147

Description	Face Amount (000)	Value (000)
EMC
3.375%, 06/01/23	$100	$98
Fidelity National Information Services
3.500%, 04/15/23	150	148
GCX
7.000%, 08/01/19 (A)	200	204
Hewlett-Packard
4.650%, 12/09/21	200	217
2.600%, 09/15/17	200	205
Intel
3.300%, 10/01/21	100	103
International Business Machines
7.625%, 10/15/18	125	152
3.375%, 08/01/23	100	101
1.625%, 05/15/20	100	96
1.250%, 02/06/17	200	200
Juniper Networks
4.500%, 03/15/24	50	52
Microsoft
3.625%, 12/15/23	100	104
1.625%, 12/06/18	150	149
Motorola Solutions
3.500%, 09/01/21	100	99
NetApp
3.375%, 06/15/21	50	50
Oracle
4.300%, 07/08/34	636	641
2.800%, 07/08/21	100	99
2.375%, 01/15/19	150	152
2.250%, 10/08/19	1,713	1,707
1.200%, 10/15/17	250	248
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/22	150	157
Texas Instruments
2.375%, 05/16/16	200	205
Xerox
4.500%, 05/15/21	150	160
Xilinx
2.125%, 03/15/19	50	50

		6,709

Materials – 1.3%
Air Products & Chemicals
3.350%, 07/31/24	100	99
Airgas
3.650%, 07/15/24	100	100
Alcoa
6.150%, 08/15/20	906	998
Barrick
3.850%, 04/01/22	100	96
BHP Billiton Finance USA
6.500%, 04/01/19	125	148
Cemex Finance
9.375%, 10/12/22 (A)	330	372
CRH America
6.000%, 09/30/16	100	109
Dow Chemical
8.550%, 05/15/19	225	283
Eastman Chemical Company
2.400%, 06/01/17	200	204

KP Fixed Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Face Amount (000)	Value (000)
Ecolab
3.000%, 12/08/16	$200	$208
EI du Pont de Nemours
4.625%, 10/01/14	100	110
2.800%, 02/15/23	100	97
First Quantum Minerals
6.750%, 02/15/20 (A)	375	379
Freeport-McMoRan
3.550%, 03/01/22	150	147
2.375%, 03/15/18	250	250
Goldcorp
3.700%, 03/15/23	150	147
Grupo Idesa
7.875%, 12/18/20 (A)	340	362
International Paper
7.950%, 06/15/18	125	149
4.800%, 06/15/44	490	475
LyondellBasell Industries
5.000%, 04/15/19	250	276
Mexichem
5.875%, 09/17/44 (A)	485	472
Monsanto
2.125%, 07/15/19	100	99
Mosaic
5.450%, 11/15/33	547	604
Nacional del Cobre de Chile
5.625%, 10/18/43 (A)	310	339
3.000%, 07/17/22 (A)	200	192
OCP
5.625%, 04/25/24 (A)	810	842
Packaging Corp of America
3.650%, 09/15/24	100	98
Potash Corp of Saskatchewan
3.625%, 03/15/24	100	102
Praxair
3.000%, 09/01/21	150	154
Rio Tinto Finance USA
2.250%, 12/14/18	150	151
1.625%, 08/21/17	200	201
Rock-Tenn
4.450%, 03/01/19	100	107
Samarco Mineracao
5.750%, 10/24/23 (A)	550	565
5.375%, 09/26/24 (A)	380	375
TAM Capital 3
8.375%, 06/03/21 (A)	330	353
Teck Resources
6.250%, 07/15/41	247	251
Vale Overseas
4.375%, 01/11/22	100	101

		10,015

Telecommunication Services – 1.1%
America Movil
5.000%, 03/30/20	100	109
AT&T
5.800%, 02/15/19	250	286
4.300%, 12/15/42	385	352
2.400%, 08/15/16	200	205
2.300%, 03/11/19	150	150

Description	Face Amount (000)	Value (000)
British Telecommunications
2.350%, 02/14/19	$200	$200
Columbus International
7.375%, 03/30/21 (A)	400	416
Comcel Trust
6.875%, 02/06/24 (A)	240	253
Eileme 2
11.625%, 01/31/20 (A)	400	462
France Telecom
4.125%, 09/14/21	100	106
L-3 Communications
5.200%, 10/15/19	125	138
Ooredoo International Finance
3.875%, 01/31/28 (A)	458	431
Reed Elsevier Capital
3.125%, 10/15/22	100	98
Rogers Communications
6.800%, 08/15/18	150	176
TBG Global Pte
4.625%, 04/03/18 (A)	250	248
Telecom Italia Capital
7.175%, 06/18/19	671	758
Telefonica Celular del Paraguay
6.750%, 12/13/22 (A)	240	249
Telefonica Emisiones
3.192%, 04/27/18	250	258
Verizon Communications
6.550%, 09/15/43	276	345
6.400%, 09/15/33	450	548
5.150%, 09/15/23	1,350	1,496
4.862%, 08/21/46 (A)	467	468
4.500%, 09/15/20	200	216
3.650%, 09/14/18	200	211
Vimpel Communications Via VIP Finance Ireland
9.125%, 04/30/18	300	324
Vodafone Group
6.150%, 02/27/37	231	265
2.950%, 02/19/23	150	141
1.500%, 02/19/18	150	148

		9,057

Utilities – 2.5%
Abengoa Transmision
6.875%, 04/30/43 (A)	250	276
AES Andres Dominicana
9.500%, 11/12/20 (A)	350	374
AES El Salvador Trust II
6.750%, 03/28/23 (A)	360	348
American Electric Power
1.650%, 12/15/17	150	150
Berkshire Hathaway Energy
3.750%, 11/15/23	200	205
1.100%, 05/15/17	150	149
CMS Energy
6.250%, 02/01/20	100	117
Commonwealth Edison
2.150%, 01/15/19	250	251

KP Fixed Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Face Amount (000)	Value (000)
Consolidated Edison Company of New York
5.850%, 04/01/18	$100	$114
4.450%, 03/15/44	238	242
Dominion Gas Holdings
1.050%, 11/01/16	250	250
Dominion Resources
4.050%, 09/15/42	542	503
DTE Energy
3.500%, 06/01/24	50	50
Duke Energy
3.950%, 10/15/23	250	260
2.150%, 11/15/16	100	102
Empresa Nacional de Electricidad
4.250%, 04/15/24	50	50
Entergy
5.125%, 09/15/20	100	110
FirstEnergy
7.375%, 11/15/31	260	307
FirstEnergy Transmission
5.450%, 07/15/44 (A)	196	198
FPL Group Capital
7.875%, 12/15/15	100	108
Hrvatska Elektroprivreda
6.000%, 11/09/17 (A)	340	357
Hydro-Quebec
1.375%, 06/19/17	200	201
ITC Holdings
3.650%, 06/15/24	25	25
NextEra Energy Capital Holdings
3.625%, 06/15/23	1,215	1,231
2.700%, 09/15/19	688	695
Niagara Mohawk Power
4.278%, 10/01/34 (A)	735	740
NiSource Finance
6.400%, 03/15/18	150	171
NSTAR Electric
2.375%, 10/15/22	100	96
Oncor Electric Delivery
7.000%, 09/01/22	100	126
One Gas
2.070%, 02/01/19	74	74
Pacific Gas & Electric
4.750%, 02/15/44	619	654
3.500%, 10/01/20	150	156
PPL Capital Funding
3.500%, 12/01/22	150	151
Progress Energy
7.750%, 03/01/31	918	1,290
5.625%, 01/15/16	100	106
PSEG Power
4.300%, 11/15/23	987	1,025
Public Service Electric & Gas
2.300%, 09/15/18	100	102
Puget Energy
6.500%, 12/15/20	100	118
SCANA
4.125%, 02/01/22	442	456

Description	Face Amount (000)	Value (000)
Sempra Energy
9.800%, 02/15/19	$2,449	$3,190
6.500%, 06/01/16	100	109
3.550%, 06/15/24	100	101
Southern
2.450%, 09/01/18	150	153
2.150%, 09/01/19	487	482
1.300%, 08/15/17	521	518
Southern California Edison
3.500%, 10/01/23	150	154
Southern California Gas
4.450%, 03/15/44	635	675
Southern Power
5.250%, 07/15/43	380	422
Southwestern Electric Power
3.550%, 02/15/22	686	703
Star Energy Geothermal Wayang Windu
6.125%, 03/27/20 (A)	370	378
TECO Finance
4.000%, 03/15/16	150	157
TransAlta
1.900%, 06/03/17	31	31
Union Electric
3.500%, 04/15/24	150	155
Virginia Electric and Power
3.450%, 02/15/24	100	102
Wisconsin Energy
6.250%, 05/15/67 (B)	100	104
Xcel Energy
0.750%, 05/09/16	150	150

		19,522

Total Corporate Obligations (Cost $212,660) (000)		213,875

Mortgage-Backed Securities — 16.7%
Agency Mortgage-Backed Obligations – 14.9%
FHLMC
6.250%, 07/15/32	674	939
5.500%, 07/01/33	1,841	2,069
5.000%, 10/15/25	1,025	1,117
4.500%, 10/11/37	4,601	4,980
4.000%, 05/01/24	5,357	5,645
3.527%, 10/25/23	1,541	1,611
3.500%, 12/01/28	4,976	5,110
3.000%, 10/15/42	4,360	4,309
FHLMC Multifamily Structured Pass-Through Certificates, Ser K716, Cl A2
3.130%, 06/25/21	717	740
2.856%, 01/25/21	620	634

KP Fixed Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Face Amount (000)	Value (000)
FNMA
6.000%, 03/01/34	$3,244	$3,678
5.500%, 07/01/34	3,509	3,934
5.000%, 10/01/36	6,147	6,794
4.500%, 10/14/34	6,640	7,185
4.000%, 03/01/24	13,467	14,211
3.500%, 10/01/40	11,271	11,592
3.389%, 03/25/24	487	503
3.000%, 10/15/27	17,847	17,829
2.500%, 10/15/27	5,570	5,601
1.875%, 02/19/19	1,000	1,003
1.750%, 06/20/19	300	298
GNMA
4.500%, 10/15/39	4,837	5,272
4.000%, 07/20/44	5,992	6,363
3.500%, 10/15/41	7,370	7,614

		119,031

Non-Agency Mortgage-Backed Obligations – 1.8%
Alternative Loan Trust, Ser 2003-20CB, Cl 2A1
5.750%, 10/25/33	122	128
Aventura Mall Trust, Ser 2013-AVM, Cl A
3.867%, 12/05/32 (A) (B)	682	717
Banc of America Funding, Ser 2005-4, Cl 1A3
5.500%, 08/25/35	43	44
Commercial Mortgage Pass-Through Certificates, Ser 2014-LC17, Cl A5
3.917%, 10/10/47	324	336
3.424%, 03/10/31 (A)	367	371
Commercial Mortgage Trust, Ser 2007-C9, Cl A4
5.989%, 12/10/49 (B)	1,493	1,644
4.258%, 10/10/46	621	665
4.006%, 04/10/47	199	208
3.983%, 10/10/46	550	577
3.796%, 08/10/47	159	162
3.732%, 08/10/49 (A) (B)	231	236
3.147%, 02/10/47	356	369
0.950%, 08/13/16 (A) (B)	964	964
Credit Suisse Mortgage Trust, Ser 2014-USA, Cl A1
3.304%, 09/15/25	349	349
GS Mortgage Securities II, Ser 2012-BWTR, Cl A
2.954%, 11/05/34 (A)	682	669
GS Mortgage Securities Trust, Ser 2012-SHOP, Cl A
2.933%, 06/05/31 (A)	458	467
GSR Mortgage Loan Trust, Ser 2005-4F, Cl 6A1
6.500%, 02/25/35	229	232
HarborView Mortgage Loan Trust, Ser 2004-3, Cl 1A
2.587%, 05/19/34 (B)	87	87
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/47	158	162

Description	Face Amount (000)	Value (000)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-FL3, Cl A2
0.854%, 04/15/28 (A) (B)	$79	$79
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 3A2
2.367%, 04/25/35 (B)	126	123
1.990%, 11/25/33 (B)	373	373
MLCC Mortgage Investors, Ser 2006-2, Cl 2A
2.114%, 05/25/36 (B)	564	565
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C15, Cl A4
4.051%, 04/15/47	345	362
3.787%, 01/15/47	218	225
3.741%, 08/15/47	423	433
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A
3.350%, 07/13/21	646	661
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 1A1A
2.406%, 10/25/35 (B)	442	434
RBS Commercial Funding Trust, Ser 2013-GSP, Cl A
3.961%, 01/13/32 (A) (B)	370	384
Structured Adjustable Rate Mortgage Loan, Ser 2004-6, Cl A1
2.360%, 06/25/34	674	671
Wells Fargo Mortgage Backed Securities, Ser 2005-AR10, Cl 2A4
2.614%, 06/25/35	317	321
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-J, Cl 1A9
2.612%, 10/25/33 (B)	1,059	1,065

		14,083

Total Mortgage-Backed Securities (Cost $132,683) (000)		133,114

Loan Participations — 10.0%
Aerospace/Defense – 0.0%
TransDigm 5/14 Cov-Lite, Term Loan D
3.750%, 05/21/21	150	147

Automotive – 0.5%
Allison Transmission 8/13 Term Loan B3
3.750%, 08/23/19	995	983
Chrysler Automotive 1/14 Term Loan B
3.250%, 12/31/18	275	270
Federal Mogul 4/14, Term Loan C
4.750%, 04/15/21	322	319
Gates Global 7/14 (USD) Cov-Lite Term Loan
4.250%, 06/05/21	125	123
Metaldyne 2/14 (USD) Term Loan B
4.250%, 12/18/18	983	978

KP Fixed Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Face Amount (000)	Value (000)
TI Automotive 7/14 Cov-Lite Term Loan
4.250%, 06/02/21	$300	$296
Tower International 1/14 Term Loan B
4.000%, 04/23/20	995	978
Visteon 4/14 Delayed Draw, Term Loan B
3.500%, 04/09/21	100	98

		4,045

Building Materials – 0.1%
Quikrete 9/13 Cov-Lite Term Loan
4.000%, 09/18/20	500	494
Vat 1/14 (USD) Term Loan
4.750%, 02/11/21	50	50

		544

Chemicals – 0.5%
Arizona Chemical 6/14 Cov-Lite, Term Loan
4.500%, 06/10/21	49	49
Berry Plastics 2/13 Cov-Lite Term Loan D
3.500%, 02/08/20	995	968
Entegris 4/14 Cov-Lite, Term Loan B
3.500%, 04/30/21	25	25
Flint Group 5/14 (USD) Cov-Lite Term Loan B2
0.000%, 05/03/21 (D)	86	85
Flint Group 5/14 (USD) Cov-Lite Term Loan C
0.000%, 04/03/21 (D)	14	14
Gemini 7/14 Cov-Lite Term Loan B
4.750%, 07/24/21	150	149
Ineos 4/12 (USD) Cov-Lite Term Loan
6.500%, 04/27/18	995	974
MacDermid 6/13 (USD) Cov-Lite Term Loan B
0.000%, 06/07/20 (D)	50	49
Minerals Tech 4/14 Cov-Lite, Term Loan
4.000%, 05/07/21	175	173
PQ Corp 3/14, Term Loan
4.000%, 08/07/17	559	551
Signode 5/14 (USD) Cov-Lite, Term Loan
4.000%, 05/01/21	115	113
Solenis 7/14 (USD) Cov-Lite Term Loan
4.250%, 06/02/21	500	490
Waddington North America 5/13 Cov-Lite (Canadian Borrower) Term Loan
4.500%, 05/21/20	125	123
Waddington North America 5/13 Cov-Lite (US Borrower) Term Loan
4.500%, 06/07/20	100	99

		3,862

Description	Face Amount (000)	Value (000)
Computers & Electronics – 1.1%
Applied Systems 1/14 Cov-Lite Term Loan
4.250%, 01/25/21	$498	$491
Ascend Learning 5/12 Term Loan
6.000%, 05/23/17	174	174
Avago 5/14 Cov-Lite, Term Loan
3.750%, 05/06/21	499	494
Avast Software 3/14, Term Loan
5.000%, 03/20/20	50	50
Campaign Monitor 4/14 Cov-Lite, Term Loan
6.250%, 03/18/21	50	49
CompuCom 5/13 Cov-Lite Term Loan
4.250%, 05/07/20	479	459
Dell 9/13 (USD) Cov-Lite Term Loan B
4.500%, 04/29/20	993	985
Go Daddy 5/14 Term Loan
0.000%, 05/13/21 (D)	500	492
Go Daddy 5/14, Term Loan
4.750%, 05/13/21	525	517
Hyland Software 2/14 Cov-Lite Term Loan B
4.750%, 02/19/21	499	497
Infor (Lawson) 1/14 B5 Term Loan B
3.750%, 06/03/20	976	953
Internet Brands
5.000%, 03/18/19	68	67
Internet Brands 7/14 Delayed Term Loan
0.000%, 06/25/21 (D)	7	7
Internet Brands 7/14 Term Loan
0.000%, 06/25/21 (D)	68	67
ION Trading Technologies 6/14 (USD) Term Loan
4.250%, 06/10/21	100	99
Misys 6/12 (USD) Term Loan
5.000%, 12/12/18	496	495
RedPrairie 12/13 Cov-Lite Term Loan
6.000%, 12/21/18	500	486
SkillSoft 4/14 Cov-Lite Term Loan
0.000%, 04/23/21 (D)	75	74
SkillSoft 4/14 Cov-Lite, Term Loan
4.500%, 04/28/21	125	123
Sophos 1/14 (USD) Cov-Lite Term Loan B
5.000%, 01/29/21	499	497
SumTotal Systems 11/12 Term Loan
6.250%, 11/16/18	37	37
6.250%, 10/25/19	461	460
SunEdison 5/14, Term Loan
6.500%, 05/22/19	75	74
Vertafore 3/13 Term Loan
4.250%, 11/30/19	994	985
Wall Street Systems
3.666%, 03/26/18	75	73

KP Fixed Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Face Amount (000)	Value (000)
Wall Street Systems 4/14 Term Loan
4.500%, 04/09/21	$263	$261

		8,966

Consumer Nondurables – 0.1%
Revlon 8/13 Acquisition Facility
4.000%, 10/08/19	995	979

Educational Services – 0.2%
Education Management 12/10 Extended Term Loan C2
4.250%, 06/01/16	994	528
Laureate Education 10/13 New Series (2018) Extended Term Loan
5.000%, 06/15/18	995	951
Nord Angila 3/14 Cov-Lite Term Loan
4.500%, 03/31/21	279	277

		1,756

Financial Services – 0.4%
AltiSource Solutions 12/13 Term Loan B
4.500%, 12/09/20	50	47
Citco (6/11) Term Loan
4.250%, 06/29/18	995	983
MCS AMS 10/13 Term Loan
7.000%, 10/15/19	481	457
MoneyGram Payment 3/13 Term Loan
4.250%, 03/26/20	495	485
NXT Capital 9/13 Term Loan B
6.250%, 09/04/18	597	597
Ocwen Financial 1/13 Term Loan B
5.000%, 02/15/18	500	491
RCS Cap 3/14, Term Loan
6.500%, 04/29/19	75	75
Walter Investment 12/13 Cov-Lite Term Loan
4.750%, 12/18/20	498	476

		3,611

Food & Beverage – 0.4%
Advance Pierre Foods 10/12 Term Loan
5.750%, 07/10/17	497	497
Del Monte Foods 2/14 Cov-Lite Term Loan
4.250%, 08/18/21	497	465
Dole Food 11/13 Cov-Lite Term Loan B
4.500%, 11/01/18	855	846
3.250%, 11/01/18	133	132

Description	Face Amount (000)	Value (000)
Jacobs Douwe Egberts (JDE) 7/14 (USD) Escrow Term Loan B1
0.000%, 07/02/21 (D)	$150	$146
Phillips Pet Food 1/14 Term Loan
4.500%, 01/31/21	499	414
Pinnacle Foods 4/13 Term Loan G
3.250%, 04/29/20	871	852

		3,352

Forest Products – 0.1%
Ply Gem 1/14 Cov-Lite Term Loan
4.000%, 02/01/21	499	488

Gaming & Hotels – 0.5%
Amaya 7/14 (USD) Cov-Lite Term Loan
5.000%, 07/29/21	250	246
Boyd Gaming 8/13 Cov-Lite Term Loan B
4.000%, 08/14/20	959	943
Hilton Hotels 10/13 Cov-Lite Term Loan
3.500%, 10/26/20	900	885
La Quinta 2/14 Cov-Lite, Term Loan B
4.000%, 04/14/21	120	119
MGM Resorts 12/12 Cov-Lite Term Loan B
4.250%, 12/20/19	995	976
Scientific Games 10/13 Cov-Lite Term Loan B
4.250%, 05/22/20	498	496
Scientific Games 9/14 Cov-Lite Incremental Term Loan B2
0.000%, 09/17/21 (D)	75	73

		3,738

Health Care – 1.2%
Alliance Healthcare 6/13 Term Loan B
4.250%, 06/03/19	496	492
Amneal Pharmaceuticals 10/13 Cov-Lite Term Loan B
7.000%, 11/01/19	1	1
5.750%, 11/01/19	496	495
Bioscrip 7/13 Cov-Lite Delayed Term Loan
6.500%, 07/31/20	106	106
Bioscrip 7/13 Cov-Lite Term Loan B
6.500%, 07/31/20	176	176
Community Health 1/14 Cov-Lite Term Loan D
4.250%, 01/27/21	995	992
DaVita 6/14, Term Loan B
3.500%, 06/19/21	275	272
Equinox Fitness Clubs 4/13 Term Loan B
4.250%, 01/31/20	497	490
Gentiva Health Services 10/13 Term Loan B
6.500%, 10/18/19	498	498

KP Fixed Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Face Amount (000)	Value (000)
Grifols 2/14 (USD), Term Loan B
3.157%, 02/27/21	$399	$391
IASIS 2/13, Term Loan B
4.500%, 05/03/18	648	646
Ikaria 1/14 Cov-Lite Term Loan
5.000%, 02/12/21	118	118
Kindred Healthcare 3/14, Term Loan B
4.000%, 04/09/21	625	612
Kinetic Concepts 1/14 (USD) E1 Term Loan
4.000%, 05/04/18	500	493
Mallinckrodt 3/14 Cov-Lite Term Loan
3.500%, 03/19/21	150	147
Mallinckrodt 7/14 Add-On Cov-Lite Term Loan B1
3.500%, 03/19/21	100	99
0.000%, 03/19/21 (D)	100	99
Millennium Laboratories 4/14, Term Loan B
5.250%, 04/16/21	175	174
Ortho-Clinical 6/14 Cov-Lite, Term Loan
4.750%, 06/30/21	250	246
Par Pharmaceutical 2/14 Term Loan B2
4.000%, 09/30/19	400	391
Patheon 1/14 (USD), Term Loan
4.250%, 03/11/21	500	488
Salix Pharmaceuticals 12/13 Term Loan
4.250%, 01/02/20	488	486
Steward Health 4/13 Term Loan B
6.750%, 04/10/20	497	495
Valeant 6/13 Term Loan E
3.750%, 06/26/20	866	855

		9,262

Home Furnishings – 0.1%
AOT Bedding 10/12 Term Loan B
4.250%, 10/01/19	480	476
0.000%, 09/19/19 (D)	50	49

		525

Insurance – 0.1%
Asurion 6/13 Cov-Lite Incremental Term Loan B2
4.250%, 06/19/20	990	973
U.S.I. 12/13 Cov-Lite Term Loan B
4.250%, 12/27/19	300	294

		1,267

Leasing – 0.1%
Audio Visual Services 1/14 Cov-Lite Term Loan B
4.500%, 01/25/21	50	49
Avis Budget Car Rental 5/13 Term Loan B
3.000%, 03/15/19	497	491
BakerCorp 2/13 Term Loan
4.250%, 02/07/20	197	191

Description	Face Amount (000)	Value (000)
ILFC (Delos Finance) 2/14 Term Loan B
3.500%, 03/06/21	$225	$222

		953

Machinery – 0.3%
Apex Tool 1/13 Term Loan
4.500%, 01/25/20	995	958
Doosan Infracore 5/14 Cov-Lite, Term Loan B
5.500%, 05/14/21	100	100
Gardner Denver 7/13 (USD) Term Loan
4.250%, 07/30/20	995	974
Husky International (Cov-Lite 6/11) Term Loan
4.250%, 06/02/18	225	221
International Equipment 8/13 Term Loan B
6.750%, 08/16/19	482	480

		2,733

Media – 0.3%
Mediacom Broadband 6/14 Term Loan J
3.750%, 06/18/21	75	74
Mediacom Broadband 6/14, Term Loan J
0.000%, 06/18/21 (D)	75	74
Mediacom LLC 8/14 Term Loan G
3.750%, 06/18/21	50	49
Mission/Nexstar Broadcasting 9/13 Term Loan B2
3.750%, 10/01/20	467	457
Nexstar/Mission Broadcasting 9/13 Term Loan B2
3.750%, 10/01/20	529	518
Weather Channel 2/13 Term Loan B
3.500%, 02/13/17	970	953
Ziggo 2/14 (USD) Term Loan B1
3.250%, 01/15/22	11	11
Ziggo 2/14 (USD), Term Loan B1
3.250%, 01/15/22	105	102
Ziggo 2/14 (USD), Term Loan B2
3.250%, 01/15/22	66	64

		2,302

Metals & Mining – 0.2%
Oxbow Carbon 7/13 Cov-Lite, Term Loan B
4.250%, 07/19/19	974	971
Patriot Coal 12/13 Exit Term Loan
9.000%, 12/18/18	498	486

		1,457

Not For Profit – 0.1%
National Mentor 1/14 Term Loan B
4.750%, 01/31/21	499	494

KP Fixed Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Face Amount (000)	Value (000)
Oil & Gas – 0.5%
Ameriforge 1/13 Term Loan
5.000%, 01/22/20	$497	$495
5.000%, 12/19/19	150	149
CITGO Petroleum 7/14 Term Loan B
4.500%, 07/23/21	100	100
Energy Transfer Equity 12/13 Term Loan B
3.250%, 12/02/19	1,175	1,145
Floatel 5/14 Cov-Lite Term Loan
7.250%, 05/22/20	100	98
Ocean Rig 7/14 Term Loan B
5.500%, 07/16/21	100	97
Seadrill Partners 2/14 Term Loan
4.000%, 02/12/21	373	355
Tallgrass Energy 11/13 Term Loan B
4.250%, 11/13/18	823	817
Western Pipeline 3/13 Term Loan
3.500%, 03/22/20	821	812
3.500%, 03/27/20	120	119

		4,187

Professional & Business Services – 1.2%
Acosta 8/14 Cov-Lite Term Loan
5.000%, 08/13/21	300	299
Bright Horizons 1/13 Term Loan B
4.000%, 01/24/20	995	981
CBS Outdoor 1/14 Cov-Lite Term Loan B
3.000%, 01/31/21	1,000	984
Emerald Expo 6/13 Cov-Lite Term Loan
5.500%, 06/12/20	478	473
Expert Global (4/12) Term Loan b
8.000%, 04/02/18	492	491
Extreme Reach 1/14 Term Loan
6.750%, 01/24/20	493	493
Garda World 11/13 (USD) Term Loan B
4.000%, 11/06/20	790	776
Garda World 11/13 (USD) Tranche B Delayed Term Loan
4.000%, 11/06/20	202	199
Getty Images 10/12 Cov-Lite Term Loan B
4.750%, 10/03/19	996	912
Grosvenor Capital 1/14 Cov-Lite Term Loan
3.750%, 01/04/21	995	981
Guggenheim Partners 7/13 Cov-Lite Term Loan
4.250%, 07/22/20	50	50
HarbourVest 1/14 Cov-Lite Term Loan
3.250%, 02/04/21	448	440
Interactive Data 5/14 Cov-Lite, Term Loan
4.750%, 05/02/21	125	124

Description	Face Amount (000)	Value (000)
Nuveen Investments 4/13 Term Loan B
4.155%, 05/13/17	$1,000	$998
Pharmaceutical Product 1/13 Term Loan
4.000%, 12/05/18	1,000	989
TransUnion 3/14 Cov-Lite, Term Loan
4.000%, 04/09/21	347	341
Vantiv 6/14, Term Loan B
3.750%, 06/13/21	75	74

		9,605

Real Estate – 0.1%
Rentpath 5/13 Cov-Lite Term Loan B
6.250%, 05/29/20	497	496
Ryman Hospitality Properties 6/14, Term Loan B
3.750%, 01/05/21	50	50
ServiceMaster 7/14 Cov-Lite Term Loan B
4.250%, 07/01/21	200	197

		743

Retail Food & Drug – 0.4%
Albertson’s 8/14 Cov-Lite Delayed Draw Term Loan B3
4.000%, 08/09/19	200	198
0.000%, 08/09/19 (D)	200	198
Albertson’s 8/14 Cov-Lite Delayed Draw Term Loan B4
4.500%, 08/11/21	75	74
0.000%, 08/11/21 (D)	75	75
GNC 10/12 Term Loan
3.250%, 03/02/18	998	970
New Albertson’s 6/14 Cov-Lite Term Loan B
3.750%, 06/25/21	75	74
Rite Aid 3/14 Tranche 7 Term Loan
3.500%, 02/21/20	998	978
Supervalu 5/13 Cov-Lite Term Loan B
4.500%, 03/21/19	600	588

		3,155

Retailing – 0.7%
99 Cents Only Stores 10/13 Cov-Lite Term Loan B2
4.500%, 01/11/19	995	986
Brickman Group 12/13 Cov-Lite Term Loan
4.000%, 12/18/20	498	486
Burger King 9/14 Cov-Lite Delayed Draw Term Loan B
0.000%, 09/24/21 (D)	575	571
Burlington Coat Factory 8/14 Term Loan B
4.250%, 07/23/21	50	49
0.000%, 07/23/21 (D)	50	49

KP Fixed Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Face Amount (000)	Value (000)
CEC Entertainment 2/14 Term Loan B
4.250%, 02/12/21	$75	$72
Dunkin’ Brands 1/14, Term Loan B4
3.250%, 02/05/21	996	968
J. Crew 2/14 Cov-Lite Term Loan
4.000%, 03/05/21	249	237
Men’s Wearhouse 4/14 Cov-Lite, Term Loan B
4.500%, 04/15/21	125	124
Michaels Stores 1/13 Cov-Lite Term Loan B
3.750%, 01/24/20	748	733
Michaels Stores 6/14 Incremental Cov-Lite Term Loan
4.000%, 01/28/20	75	74
OSI Restaurant 4/13 Cov-Lite Term Loan
3.500%, 10/28/19	241	240
Party City 2/14 Cov-Lite Term Loan B
4.000%, 07/27/19	996	977

		5,566

Securities & Trusts – 0.1%
Corporate Capital 5/14, Term Loan B
4.000%, 05/15/19	75	75
TCW Group 1/14 Term Loan B
3.000%, 02/06/20	468	456

		531

Shipping & Ship Building – 0.0%
Stena 2/14 Cov-Lite Term Loan B
4.000%, 03/03/21	175	170

Steel – 0.1%
Fortescue 11/13 Cov-Lite Term Loan
3.750%, 06/30/19	995	973

Telecommunications – 0.2%
IPC Information Systems 5/14, Term Loan
6.000%, 11/08/20	100	100
SBA Finance 2/14 Incremental Term Loan B
3.250%, 03/24/21	200	196
Windstream 1/13 Term Loan B4
3.500%, 01/10/20	995	982

		1,278

Transportation – 0.2%
DAE Aviation 1/14 Term Loan B1
5.000%, 11/02/18	496	497
EMSC (Cov-Lite 5/11) Term Loan
6.000%, 05/25/18	61	61
5.250%, 04/27/18	934	924
Swift Transportation 6/14 Cov-Lite, Term Loan B
3.750%, 06/09/21	100	99

Description	Face Amount (000) (1)	Value (000)
Travelport 9/14 Term Loan
6.000%, 08/13/21	100	$100

		1,681

Utilities – 0.2%
Calpine 5/13 Cov-Lite (2022) Term Loan B2
3.250%, 01/31/22	995	966
Dynegy 4/13 Term Loan B2
4.000%, 04/23/20	497	493
EFIH 6/14 DIP Cov-Lite, Term Loan
4.250%, 06/10/16	150	149
TPF 9/14 Term Loan B
0.000%, 09/29/21 (D)	125	125

		1,733

Total Loan Participations (Cost $82,118) (000)		80,103

Sovereign Debt — 6.0%
Argentine Republic Government International Bond
8.750%, 06/02/17	195	172
8.280%, 12/31/33	827	711
3.750%, 03/31/19 (E)	1,190	640
Brazilian Government International Bond
2.625%, 01/05/23	200	180
Canada Government International Bond
1.625%, 02/27/19	100	100
Colombia Government International Bond
7.375%, 03/18/19	890	1,174
6.125%, 01/18/41	520	608
5.625%, 02/26/44	400	440
4.375%, 07/12/21	200	212
4.000%, 02/26/24	300	303
Costa Rica Government International Bond
9.200%, 03/27/19 (CRC) (A)	80,000	147
Croatia Government International Bond
6.750%, 11/05/19	855	943
6.375%, 03/24/21	260	282
6.000%, 01/26/24 (A)	380	405
Dominican Republic International Bond
7.500%, 05/06/21 (A)	540	608
7.450%, 04/30/44 (A)	860	919
6.600%, 01/28/24 (A)	190	204
El Salvador Government International Bond
6.375%, 01/18/27 (A)	150	150
5.875%, 01/30/25 (A)	460	451
Former Yugoslav Republic of Macedonia
3.975%, 07/24/21 (EUR) (A)	190	243
Georgia Government International Bond
6.875%, 04/12/21 (A)	460	513

KP Fixed Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Face Amount (000) (1)	Value (000)
Government of Italy
4.750%, 01/25/16	100	$105
Honduras Government International Bond
7.500%, 03/15/24 (A)	730	781
Hungary Government International Bond
6.250%, 01/29/20	500	556
5.375%, 03/25/24	260	274
4.125%, 02/19/18	510	527
India Government Bond
7.160%, 05/20/23	26,000	378
Indonesia Government International Bond
8.500%, 10/12/35	600	810
5.875%, 01/15/24 (A)	600	662
Israel Government International Bond
3.150%, 06/30/23	200	200
Ivory Coast Government International Bond
5.750%, 12/31/32 (A) (E)	1,620	1,545
Jamaica Government International Bond
7.625%, 07/09/25	655	699
Kenya Government International Bond
6.875%, 06/24/24 (A)	480	506
5.875%, 06/24/19 (A)	380	390
Mexico Government International Bond
6.750%, 09/27/34	260	330
5.550%, 01/21/45	348	387
4.000%, 10/02/23	200	207
3.500%, 01/21/21	250	253
Montenegro Government International Bond
5.375%, 05/20/19 (EUR) (A)	140	188
Morocco Government International Bond
5.500%, 12/11/42 (A)	305	303
Pakistan Government International Bond
8.250%, 04/15/24 (A)	290	290
7.250%, 04/15/19 (A)	440	441
Panama Government International Bond
9.375%, 04/01/29	290	430
6.700%, 01/26/36	300	368
5.200%, 01/30/20	420	462
Peruvian Government International Bond
6.550%, 03/14/37	420	529
Philippine Government International Bond
8.375%, 06/17/19	100	125
7.750%, 01/14/31	850	1,182
6.375%, 10/23/34	590	743
Poland Government International Bond
6.375%, 07/15/19	200	235
4.000%, 01/22/24	125	128

Description	Face Amount (000)	Value (000)
Province of British Columbia Canada
1.200%, 04/25/17	$200	$201
Province of Manitoba Canada
1.125%, 06/01/18	100	99
Province of Ontario Canada
2.450%, 06/29/22	200	196
2.300%, 05/10/16	125	128
2.000%, 01/30/19	250	251
1.100%, 10/25/17	300	298
Province of Quebec Canada
5.125%, 11/14/16	150	163
2.625%, 02/13/23	200	196
Republic of Armenia
6.000%, 09/30/20 (A)	1,260	1,304
Republic of Belarus
8.950%, 01/26/18	710	755
8.750%, 08/03/15	560	572
Republic of Brazil
6.000%, 01/17/17	200	219
4.250%, 01/07/25	1,260	1,247
Republic of Ghana
8.500%, 10/04/17	350	375
8.125%, 01/18/26 (A)	470	471
7.875%, 08/07/23 (A)	640	642
Republic of Honduras
8.750%, 12/16/20 (A)	410	464
Republic of Indonesia
8.500%, 10/12/35	440	594
Republic of Italy
5.375%, 06/12/17	200	220
Republic of Korea
7.125%, 04/16/19	100	121
Republic of Paraguay
6.100%, 08/11/44 (A)	570	601
Republic of Serbia
5.875%, 12/03/18 (A)	200	209
5.250%, 11/21/17 (A)	210	216
Romanian Government International Bond
6.750%, 02/07/22 (A)	270	319
6.125%, 01/22/44 (A)	300	342
4.875%, 01/22/24 (A)	150	158
4.375%, 08/22/23 (A)	360	369
Russian Federation
7.500%, 03/31/30 (A) (E)	480	537
4.875%, 09/16/23 (A)	1,200	1,183
3.500%, 01/16/19 (A)	200	194
Senegal Government International Bond
6.250%, 07/30/24 (A)	460	459
South Africa Government International Bond
5.500%, 03/09/20	455	490
Sri Lanka Government International Bond
6.250%, 10/04/20 (A)	680	718
6.000%, 01/14/19 (A)	310	327
5.875%, 07/25/22 (A)	650	670
5.125%, 04/11/19 (A)	310	315

KP Fixed Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Face Amount (000)	Value (000)
Tanzania Government International Bond
6.329%, 03/09/20 (B)	$850	$916
Turkey Government International Bond
8.000%, 02/14/34	386	496
7.500%, 07/14/17	1,462	1,676
7.375%, 02/05/25	340	404
6.875%, 03/17/36	310	355
5.625%, 03/30/21	225	239
3.250%, 03/23/23	200	180
Ukraine Government International Bond
7.750%, 09/23/20 (A)	990	846
7.500%, 04/17/23 (A)	200	168
Uruguay Government International Bond
5.100%, 06/18/50	276	267
4.500%, 08/14/24	1,264	1,324
Venezuela Government International Bond
7.650%, 04/21/25	810	498
7.000%, 03/31/38	270	153
6.000%, 12/09/20	680	420
5.750%, 02/26/16	220	188
Zambia Government International Bond
8.500%, 04/14/24 (A)	705	801

Total Sovereign Debt (Cost $46,793) (000)		47,993

Asset-Backed Securities — 3.2%
Automotive – 2.4%
Ally Auto Receivables Trust, Ser 2014-2, Cl A3
1.250%, 04/15/19	559	559
0.680%, 07/17/17	1,117	1,117
Americredit Automobile Receivables Trust, Ser 2014-1, Cl A2
0.570%, 07/10/17	2,443	2,440
AmeriCredit Automobile Receivables Trust, Ser 2014-3, Cl B
1.920%, 11/08/19	320	320
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/19	1,382	1,374
Carnow Auto Receivables Trust, Ser 2014-1A, Cl A
0.960%, 01/17/17 (A)	1,140	1,140
CPS Auto Receivables Trust, Ser 2014-C, Cl A
1.310%, 02/15/19 (A)	763	761
Credit Acceptance Auto Loan Trust, Ser 2014-2A, Cl A
1.880%, 03/15/22 (A)	626	626
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/17	1,166	1,165
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/25 (A)	1,630	1,629
1.420%, 08/15/19	2,026	2,019

Description	Face Amount (000)	Value (000)
Honda Auto Receivables Owner Trust, Ser 2014-3, Cl A4
1.310%, 10/15/20	$752	$746
0.480%, 12/15/16	1,253	1,253
Santander Drive Auto Receivables Trust, Ser 2014-4, Cl B
1.820%, 05/15/19	759	759
1.450%, 05/15/19	1,381	1,375
0.474%, 01/16/18 (B)	1,226	1,226
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
0.504%, 07/22/19 (A) (B)	877	877

		19,386

Credit Cards – 0.7%
American Express Issuance Trust II, Ser 2013-2, Cl A
0.584%, 08/15/19 (B)	1,190	1,193
BA Credit Card Trust, Ser 2014-A3, Cl A
0.444%, 01/15/20 (B)	1,102	1,102
Citibank Credit Card Issuance Trust, Ser 2014-A8, Cl A8
1.730%, 04/09/20	1,422	1,422
Discover Card Execution Note Trust, Ser 2014-A4, Cl A4
2.120%, 12/15/21	808	808
0.524%, 11/15/19 (B)	787	789

		5,314

Other Asset-Backed Securities – 0.1%
Bayview Opportunity Master Fund Trust, Ser 2014-18NP, Cl A
3.228%, 07/28/34 (A) (E)	384	385
Selene Non-Performing Loans, Ser 2014-1A, Cl A
2.981%, 05/25/54 (A) (E)	100	99
VOLT, Ser 2013-NPL4, Cl A1
3.960%, 11/25/53 (A) (E)	155	156

		640

Total Asset-Backed Securities (Cost $25,374) (000)		25,340

U.S. Government Agency Obligations — 1.9%
FHLB
5.375%, 05/18/16	1,000	1,078
4.125%, 03/13/20	750	822
1.000%, 06/21/17	500	500
0.500%, 11/20/15	750	752
FHLMC
5.250%, 04/18/16	500	537
2.375%, 01/13/22	2,505	2,490
1.250%, 10/02/19	500	486
1.000%, 03/08/17	1,000	1,003
0.750%, 01/12/18	250	245
0.580%, 08/26/16	100	100
0.500%, 05/27/16	600	598

KP Fixed Income Fund

Schedule of Investments

September 30, 2014 (unaudited)

Description	Face Amount (000)/ Shares	Value (000)
FNMA
5.000%, 03/15/16	$2,750	$2,960
2.625%, 09/06/24	939	924
0.875%, 05/21/18	500	490
0.750%, 04/20/17	1,000	994
0.500%, 03/30/16	500	500
Tennessee Valley Authority
3.500%, 12/15/42	750	699

Total U.S. Government Agency Obligations (Cost $15,129) (000)		15,178

Municipal Bonds — 0.4%
Florida State, Hurricane Catastrophy Fund, RB
2.995%, 07/01/20	150	151
Illinois State, GO
5.665%, 03/01/18	200	220
5.100%, 06/01/33	710	689
New Jersey State, Transportation Trust Fund, RB
5.754%, 12/15/28	635	731
New York State, Dormitory Authority, RB
5.628%, 03/15/39	610	735
New York State, Metropolitan Transportation Authority, RB
6.814%, 11/15/40	455	623

Total Municipal Bonds (Cost $3,059) (000)		3,149

Cash Equivalent (F) — 9.1%
State Street Institutional Liquid Reserves Fund, 0.000%	72,534,355	72,534

Total Cash Equivalent (Cost $72,534) (000)		72,534

Total Investments — 107.5% (Cost $858,193) (000) †		$859,393

Percentages are based on Net Assets of $799,326 (000).

A list of the open forward foreign currency contracts held by the Fund at September 30, 2014, is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Royal Bank of Scotland	11/19/14	USD	373	ZAR	396	$(11)
Royal Bank of Scotland	11/19/14	ZAR	384	USD	374	23
Barclays	11/20/14	USD	1,639	EUR	1,701	62
HSBC	12/15/14	CNY	1,610	USD	1,618	8

						$82

For the period ended September 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

‡	Real Estate Investment Trust
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable rate security – The rate reported is the rate in effect as of September 30, 2014. The date reported is the final maturity date.
(C)	Zero coupon security. The rate reported is the effective yield at the time of purchase.
(D)	Unsettled bank loan. Interest rate not available.
(E)	Step Bond – The rate reported is the effective yield as of September 30, 2014. The coupon on a step bond changes on a specified date.
(F)	The rate reported is the 7-day effective yield as of September 30, 2014.

Cl — Class

CNY — Chinese Yuan

CRC — Costa Rican Colon

EUR — Euro

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

INR — Indian Rupee

LP — Limited Partnership

MXN — Mexican Peso

NGN — Nigerian Naira

Ser — Series

USD — United States Dollar

ZAR — South African Rand

†	At September 30, 2014, the tax cost basis of the Fund’s investments was $858,193 (000), and the unrealized appreciation and depreciation were $5,598 (000) and $(4,398) (000), respectively.

The following is a list of the level of inputs used as of September 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$268,107	$-	$268,107
Corporate Obligations	-	213,875	-	213,875
Mortgage-Backed Securities	-	133,114	-	133,114
Loan Participations	-	80,103	-	80,103
Sovereign Debt	-	47,993	-	47,993
Asset-Backed Securities	-	25,340	-	25,340
U.S. Government Agency Obligations	-	15,178	-	15,178
Municipal Bonds	-	3,149	-	3,149
Cash Equivalent	72,534	-	-	72,534

Total Investments in Securities	$72,534	$786,859	$-	$859,393

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$-	$93	$-	$93
Unrealized Depreciation	-	(11)	-	(11)

Total Other Financial Instruments	$-	$82	$-	$82

*	Forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

As of September 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2014, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and Statement of Additional Information.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Target Date Funds    KPF-QH-002-0200

KP Core Funds    KPF-QH-003-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The KP Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 21, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: November 21, 2014